PROSPECTUS

TICKER SYMBOL BY CLASS
FUND	A	B	C	I	T
Virtus Allocator Premium AlphaSector ® Fund	VAAAX		VAACX	VAISX

Virtus AlphaSector ® Rotation Fund	PWBAX		PWBCX	VARIX

Virtus Alternatives Diversifier Fund	PDPAX		PDPCX	VADIX

Virtus Bond Fund	SAVAX	SAVBX	SAVCX	SAVYX

Virtus CA Tax-Exempt Bond Fund	CTESX			CTXEX

Virtus Disciplined Equity Style Fund	VDEAX		VDECX	VDEIX

Virtus Disciplined Select Bond Fund	VDBAX		VDBCX	VDBIX

Virtus Disciplined Select Country Fund	VDCAX		VDCCX	VDCIX

Virtus Dynamic AlphaSector ® Fund	EMNAX	EMNBX	EMNCX	VIMNX

Virtus Emerging Markets Debt Fund	VEDAX		VEDCX	VIEDX

Virtus Emerging Markets Equity Income Fund	VEIAX		VEICX	VEIIX

Virtus Emerging Markets Small-Cap Fund	VAESX		VCESX	VIESX

Virtus Foreign Opportunities Fund	JVIAX		JVICX	JVXIX

Virtus Global Commodities Stock Fund	VGCAX		VGCCX	VGCIX

Virtus Global Dividend Fund	PGUAX		PGUCX	PGIUX

Virtus Global Opportunities Fund	NWWOX	WWOBX	WWOCX	WWOIX

Virtus Global Premium AlphaSector ® Fund	VGPAX		VGPCX	VGPIX

Virtus Global Real Estate Securities Fund	VGSAX		VGSCX	VGISX

Virtus Greater Asia ex Japan Opportunities Fund	VGAAX		VGACX	VGAIX

Virtus Greater European Opportunities Fund	VGEAX		VGECX	VGEIX

Virtus Herzfeld Fund	VHFAX		VHFCX	VHFIX

Virtus High Yield Fund	PHCHX	PHCCX	PGHCX	PHCIX

Virtus International Equity Fund	VIEAX		VIECX	VIIEX

Virtus International Real Estate Securities Fund	PXRAX		PXRCX	PXRIX

Virtus International Small-Cap Fund	VISAX		VCISX	VIISX

Virtus Low Volatility Equity Fund	VLVAX		VLVCX	VLVIX

Virtus Multi-Sector Intermediate Bond Fund	NAMFX	NBMFX	NCMFX	VMFIX

Virtus Multi-Sector Short Term Bond Fund	NARAX	PBARX	PSTCX	PIMSX	PMSTX

Virtus Premium AlphaSector ® Fund	VAPAX		VAPCX	VAPIX

Virtus Real Estate Securities Fund	PHRAX	PHRBX	PHRCX	PHRIX

Virtus Senior Floating Rate Fund	PSFRX		PFSRX	PSFIX

Virtus Wealth Masters Fund	VWMAX		VWMCX	VWMIX

TRUST NAME: VIRTUS OPPORTUNITIES TRUST	January 31, 2013, as supplemented and revised June 11, 2013 , October 4, 2013 and December 18, 2013

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus mutual funds. Please read it carefully and retain it for future reference.	Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Mutual Funds

Virtus Allocator Premium AlphaSector ® Fund

Investment Objective

The fund has an investment objective of capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	1.10%	1.10%		1.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	(e)	None
Other Expenses(d)	0.35%	0.35%		0.35%
Acquired Fund Fees and Expenses(c)	0.29%	0.29%		0.29%
Recapture of Previously Waived Expenses	0.03%	0.03%		0.03%
Total Annual Fund Operating Expenses(d)	2.02%	2.77%		1.77%
Less: Fee Waiver	—	(0.02)%	(e)	—
Total Annual Fund Operating Expenses After Fee Waiver(d)	2.02%	2.75%		1.77%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

(e)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year	5 Year	10 Year
Class A	Sold or Held	$768	$1,172	$1,600	$2,788
Class C	Sold	$378	$853	$1,454	$3,080
	Held	$278	$853	$1,454	$3,080
Class I	Sold or Held	$180	$557	$959	$2,084

Virtus Allocator Premium AlphaSector Fund	1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund allocates net assets to multiple asset classes including: U.S. Equity, International Equity, Fixed Income, and Alternative. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs and/or securities representing both developed markets (EAFE) and emerging markets. The Fixed Income allocation may be invested in ETFs and/or securities representing fixed income sectors including: high yield, investment grade corporate, mortgages, intermediate treasuries and inflation-protected treasuries (TIPS). The Alternative allocation may be invested in ETFs and/or securities representing gold, real estate and broad-based equity securities. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from a model allocation if it is determined that tracking the model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

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Commodity Risk. The risk that investments in commodities, such as gold, or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

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Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

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Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

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Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

2	Virtus Allocator Premium AlphaSector Fund

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High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

>

Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

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Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

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U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q1/2012: 4.87%	Worst Quarter: Q2/2012: -0.55%

Virtus Allocator Premium AlphaSector Fund	3

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (3/15/11)
Class A
Return Before Taxes	2.51%	0.85%
Return After Taxes on Distributions	2.46%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.76%
Class C
Return Before Taxes	7.99%	3.52%
Class I
Return Before Taxes	8.97%	4.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	8.45%
Dow Jones Global Moderate Portfolio Index	11.24%	5.99%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The indexes are calculated on a total return basis with dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared Institutional”).

Portfolio Management

>	Howard Present, Co-founder, President and CEO of F-Squared Institutional, is a manager of the fund. Mr. Present has served as a Portfolio Manager of the fund since inception in March 2011.

>	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in March 2011.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

4	Virtus Allocator Premium AlphaSector Fund

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Allocator Premium AlphaSector Fund	5

Virtus AlphaSector ® Rotation Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	0.45%	0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	(d)	None
Other Expenses(e)	0.32%	0.32%		0.32%
Acquired Fund Fees and Expenses(c)	0.11%	0.11%		0.11%
Total Annual Fund Operating Expenses(e)	1.13%	1.88%		0.88%
Less: Fee Waiver	—	(0.02)%	(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(e)	1.13%	1.86%		0.88%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

(e)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the Class C fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$684	$913	$1,161	$1,871
Class C	Sold	$289	$585	$1,006	$2,180
	Held	$189	$585	$1,006	$2,180
Class I	Sold or Held	$90	$281	$488	$1,084

6	Virtus AlphaSector Rotation Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 190% of the value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to track the AlphaSector ® Rotation Index (ASRX), a public index published by NASDAQ. The fund may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities.

Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may invest in a basket of securities to represent a sector if it is determined that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from tracking the AlphaSector ® Rotation Index and/or the model allocation if it is determined that tracking the Index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or is otherwise result in adverse consequences for the fund.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

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Correlation to Index Risk. The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

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Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

Virtus AlphaSector Rotation Fund	7

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Sector Focused Investing Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 14.28%	Worst Quarter: Q4/2008: -17.03%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	Class A and Class C Since Inception (8/1/03)	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	5.57%	0.48%	4.82%	—
Return After Taxes on Distributions	4.35%	-0.02%	4.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.25%	3.92%	—
Class C
Return Before Taxes	11.18%	0.94%	4.71%	—
Class I
Return Before Taxes	12.31%	—	—	11.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	6.21%	12.89%
AlphaSector ® Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)	16.00%	3.49%	6.63%	12.89%

8	Virtus AlphaSector Rotation Fund

Supplemental Performance Information

On September 29, 2009, F-Squared Investments, Inc. (“F-Squared”), an affiliate of F-Squared Institutional Advisors, LLC (“F-Squared Institutional”), became the fund’s subadviser and the fund’s principal strategies were changed to those described in the fund’s prospectus. (On January 1, 2013, F-Squared Institutional became the fund’s subadviser; however, the fund’s strategies were unaffected.) The bar chart and table below show performance only since F-Squared began as subadviser to the fund.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 13.11%	Worst Quarter: Q2/2010: -12.53%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since 9/29/2009*	Since 10/1/2009
Class A Shares
Return Before Taxes	5.57%	7.88%	—
Return After Taxes on Distributions	4.35%	7.28%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	6.59%	—
Class C Shares
Return Before Taxes	11.18%	9.08%	—
Class I Shares
Return Before Taxes	12.31%	—	11.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	11.86%	12.89%

*	F-Squared began managing the fund on September 29, 2009.

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector ® Rotation Linked Benchmark consists of the S&P 500® Index since September 29, 2009. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus AlphaSector Rotation Fund	9

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadvisers are Euclid Advisors LLC (“Euclid”) (since September 2011), an affiliate of VIA, and F-Squared Institutional (since January 2013).

Portfolio Management

>	Howard Present, Co-founder, President and CEO of F-Squared Institutional, is a manager of the fund. Mr. Present has served as a Portfolio Manager of the fund since 2009.

>	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

10	Virtus AlphaSector Rotation Fund

Virtus Alternatives Diversifier Fund

Investment Objective

The fund is a fund of funds that has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.00%	0.00%	0.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses(c)	1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses(d)	1.68%	2.43%	1.43%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$736	$1,074	$1,435	$2,448
Class C	Sold	$346	$758	$1,296	$2,766
	Held	$246	$758	$1,296	$2,766
Class I	Sold or Held	$146	$452	$782	$1,713

Virtus Alternatives Diversifier Fund	11

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying funds (or “turns over” its portfolio). The fund does not pay transaction costs when it buys and sells shares of the underlying mutual funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated and unaffiliated mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including managed futures, global real estate, global infrastructure, natural resources, commodities, currencies, and floating rate securities. Among the underlying funds in which the fund invests are equity funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers, including emerging markets issuers. Under normal circumstances, the fund will generally invest in affiliated mutual funds where available to represent the desired asset classes, and unaffiliated mutual funds and/or ETFs to represent the desired asset classes for which affiliated mutual funds are unavailable or deemed not to be appropriate for the fund. The fund is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying funds in which the fund invests. The principal risks of investing in the fund are:

>	Affiliated Fund Risk. The risk that the adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>

Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

The principal risks attributable to the underlying funds in which the fund invests are:

>

Commodity Risk. The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

12	Virtus Alternatives Diversifier Fund

>

Equity Real Estate Investment Trust (REIT) Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Infrastructure-Related Risk. The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Market Volatility Risk. The value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Master Limited Partnership (MLP) Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLP’s underlying assets.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

>	Preferred Stock Risk. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Virtus Alternatives Diversifier Fund	13

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 12.30%	Worst Quarter: Q4/2008: -21.63%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	Class A and Class C Since Inception (11/30/05)	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	3.40%	-0.89%	2.16%	—
Return After Taxes on Distributions	3.05%	-1.25%	1.81%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	-0.89%	1.73%	—
Class C
Return Before Taxes	8.85%	-0.45%	2.25%	—
Class I
Return Before Taxes	9.99%	—	—	7.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.07%	12.89%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	6.96%	0.68%	4.21%	7.22%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Alternatives Diversifier Composite Benchmark consists of: HFRX Equity Market Neutral Index (20%), UBS Global Investors (Real Estate) Index (20%), Global Infrastructure, represented by the MSCI World Infrastructure Sector Capped Index (since 9/1/2008) (15%), S&P North American Natural Resources Sector Index (10%), Deutsche Bank Liquid Commodity Index (15%), Deutsche Bank G10 Currency Harvest Index (10%) and Credit Suisse Leveraged Loan Index (10%). Prior to 9/1/2008, the Global Infrastructure component was represented by a mix of MSCI US Utilities Index (65%), MSCI World Telecom Services Index (20%) and MSCI World ex US Utilities Index (15%). The indexes are unmanaged and not available for direct investment.

14	Virtus Alternatives Diversifier Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.

Portfolio Management

>	David Dickerson, Managing Director at Euclid, is a manager of the fund. Mr. Dickerson has served as a Portfolio Manager of the fund since 2008.

>	Carlton Neel, Senior Managing Director at Euclid, is a manager of the fund. Mr. Neel has served as a Portfolio Manager of the fund since 2008.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Alternatives Diversifier Fund	15

Virtus Bond Fund

Investment Objective

The fund has an investment objective of high total return from both current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	5.00%	(b)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses(d)	0.32%	0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.03%	1.78%	1.78%	0.78%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$476	$691	$922	$1,587
Class B	Sold	$581	$760	$964	$1,897
	Held	$181	$560	$964	$1,897
Class C	Sold	$281	$560	$964	$2,095
	Held	$181	$560	$964	$2,095
Class I	Sold or Held	$80	$249	$433	$966

16	Virtus Bond Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 210% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to generate high total return from both current income and capital appreciation by investing primarily in intermediate-term debt securities across 14 fixed income sectors.

The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

>

Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which generally are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

>	High-yield debt instruments, including bank loans (which are generally floating-rate).

At least 65% of the fund’s assets will be invested in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund may invest up to 35% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

Virtus Bond Fund	17

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 5.51%	Worst Quarter: Q2/2004: -2.36%

18	Virtus Bond Fund

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	4.13%	5.84%	5.12%
Return After Taxes on Distributions	3.02%	4.37%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	4.11%	3.47%
Class B
Return Before Taxes	3.39%	5.86%	4.72%
Class C
Return Before Taxes	7.36%	5.85%	4.73%
Class I
Return Before Taxes	8.49%	6.92%	5.79%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since October 2012.

>	Christopher J. Kelleher, CFA, CPA, Managing Director and Senior Portfolio Manager at Newfleet, is a manager of the fund. Mr. Kelleher has served as a Portfolio Manager of the fund since October 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Virtus Bond Fund	19

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

20	Virtus Bond Fund

Virtus CA Tax-Exempt Bond Fund

Investment Objective

The fund has an investment objective of obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses(c)	0.34%	0.34%
Acquired Fund Fees and Expenses(b)	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.05%	0.80%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$379	$600	$838	$1,522
Class I	Sold or Held	$82	$255	$444	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Virtus CA Tax-Exempt Bond Fund	21

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Unrated Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

22	Virtus CA Tax-Exempt Bond Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 8.13%	Worst Quarter: Q4/2010: -4.63%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class I (9/29/06)
Class A Shares
Return Before Taxes	5.46%	4.87%	4.08%	—
Return After Taxes on Distributions	5.25%	4.82%	3.97%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.72%	3.98%	—
Class I Shares
Return Before Taxes	8.72%	5.73%	—	5.12%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%	6.06%
Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	8.15%	6.11%	5.30%	5.52%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period

Virtus CA Tax-Exempt Bond Fund	23

may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>

Timothy M. Heaney, CFA, Senior Portfolio Manager—Municipal Securities at Newfleet, is the manager of the fund. Mr. Heaney has served as the Portfolio Manager of the fund since 1997 and co-managed the fund from 1996 to 1997.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

24	Virtus CA Tax-Exempt Bond Fund

Virtus Disciplined Equity Style Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses(c)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	2.09%	2.84%	1.84%
Less: Expense Reimbursement(d)	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.83%	2.58%	1.58%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$750	$1,169
Class C	Sold	$361	$856
	Held	$261	$856
Class I	Sold or Held	$161	$553

Virtus Disciplined Equity Style Fund	25

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to outperform the Russell 3000® Index over a full market cycle in the U.S. equity market by tactically allocating net assets among six subsets of the U.S. equity universe that make up the Growth and Value equity styles as set forth below.

Growth:

•	Large-Cap Growth
•	Mid-Cap Growth
•	Small-Cap Growth

Value:

•	Large-Cap Value
•	Mid-Cap Value
•	Small-Cap Value

Allocations are based on a quantitative model that estimates performance trends for each pairing of these six subsets of the U.S. equity market relative to each other and uses these estimates to determine, on a weekly basis, whether the Growth or Value style is better positioned. The fund will invest assets in the equity style with the favorable aggregate score relative to the other style. The ability of the fund to outperform the Russell 3000® Index will depend on, among other things, the length of time and degree to which Growth stocks outperform Value stocks or Value stocks outperform Growth stocks in the U.S. equity market.

Each allocation may be invested in ETFs and/or baskets of securities representative of such ETFs. The fund may invest in a basket of securities to represent an ETF if it determines that investment in the ETF is not feasible or otherwise not in the best interest of the fund. Under normal circumstances, the fund intends to invest at least 80% of its assets in ETFs and/or securities representative of the U.S. equity market.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

26	Virtus Disciplined Equity Style Fund

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

>

Small and Medium Market Capitalization Risk. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfound Investments, LLC (“Newfound”), an affiliate of VIA.

Portfolio Management

>	Corey Hoffstein, Chief Investment Officer and Portfolio Manager at Newfound, is a manager of the fund. Mr. Hoffstein has served as a Portfolio Manager of the fund since inception in December 2012.

>	Amy Robinson, Managing Director at Newfound, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in December 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Disciplined Equity Style Fund	27

Virtus Disciplined Select Bond Fund

Investment Objective

The fund has an investment objective of high total return from current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses(c)	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.81%	2.56%	1.56%
Less: Expense Reimbursement(d)	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.59%	2.34%	1.34%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$531	$903
Class C	Sold	$337	$776
	Held	$237	$776
Class I	Sold or Held	$136	$471

28	Virtus Disciplined Select Bond Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to maximize total return over a full market cycle in the bond market by tactically allocating net assets among six subsectors within the broad Treasury, Treasury Inflation Protected Securities (TIPS) and Corporate classifications of the bond market as set forth below:

Treasuries:

•	Short term U.S. Treasury Securities (1-3 year maturities)
•	Medium term U.S. Treasury Securities (7-10 year maturities)
•	Long term U.S. Treasury securities (20+ year maturities)

Treasury Inflation Protected Securities:

•	TIPS

Corporate Bonds:

•	Investment Grade Corporate Bonds
•	High Yield Corporate Securities (Junk Bonds)

Allocations are based on a quantitative model that estimates performance trends for each pairing of these six subsectors of the bond market relative to each other and uses these estimates to generate, on a weekly basis, a positive or negative signal for each of the broad Treasury, TIPS and Corporate classifications. The classifications with positive signals will receive allocations, whereas the classifications with negative signals will not.

Each allocation may be invested in ETFs and/or baskets of securities representative of such ETFs. The fund may invest in a basket of securities to represent an ETF if it determines that investment in the ETF is not feasible or otherwise not in the best interest of the fund. Under normal circumstances, the fund intends to invest at least 80% of its assets in ETFs and/or securities representative of the bond market.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

Virtus Disciplined Select Bond Fund	29

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfound Investments, LLC (“Newfound”), an affiliate of VIA.

Portfolio Management

>	Corey Hoffstein, Chief Investment Officer and Portfolio Manager at Newfound, is a manager of the fund. Mr. Hoffstein has served as a Portfolio Manager of the fund since inception in December 2012.

>	Amy Robinson, Managing Director at Newfound, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in December 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

30	Virtus Disciplined Select Bond Fund

Virtus Disciplined Select Country Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses(c)	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	2.50%	3.25%	2.25%
Less: Expense Reimbursement(d)	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.21%	2.96%	1.96%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares and 1.45% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$786	$1,283
Class C	Sold	$399	$974
	Held	$299	$974
Class I	Sold or Held	$199	$675

Virtus Disciplined Select Country Fund	31

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to outperform the MSCI EAFE® Index over a full market cycle by tactically allocating net assets among countries included in the MSCI EAFE® Index. In pursuing this strategy, the fund maintains an emphasis on preservation of capital.

Allocations are based on a quantitative model that provides a positive or negative signal, on a weekly basis, for each country evaluated. Countries with positive signals will receive allocations approximating their relative weights in the MSCI EAFE® Index. The remaining portfolio assets will be allocated to the subadviser’s “minimum volatility portfolio,” which is designed to limit downside risk. The minimum volatility portfolio is allocated equally among the four countries that, in the subadviser’s opinion, have exhibited the lowest volatility pattern historically. To mitigate concentration, geographic, and political risk, the four countries in the minimum volatility portfolio cannot be from the same geographic or political region.

Each allocation may be invested in ETFs and/or baskets of securities representative of such ETFs. The fund may invest in a basket of securities to represent an ETF if it determines that investment in the ETF is not feasible or otherwise not in the best interest of the fund. The fund may invest in issuers of any capitalization.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

32	Virtus Disciplined Select Country Fund

>

Small and Medium Market Capitalization Companies. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfound Investments, LLC (“Newfound”), an affiliate of VIA.

Portfolio Management

>	Corey Hoffstein, Chief Investment Officer and Portfolio Manager at Newfound, is a manager of the fund. Mr. Hoffstein has served as a Portfolio Manager of the fund since inception in December 2012.

>	Amy Robinson, Managing Director at Newfound, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in December 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Disciplined Select Country Fund	33

Virtus Dynamic AlphaSector ® Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	5.00%	(b)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Management Fees	1.89%	(c)(d)	1.89%	(c)(d)	1.89%	(c)(d)	1.89%	(c)(d)
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses(d):
Dividends on Short Sales and Interest Expense	0.64%		0.64%		0.64%		0.64%
Remainder of Other Expenses	0.42%		0.42%		0.42%		0.42%
Total Other Expenses	1.06%		1.06%		1.06%		1.06%
Acquired Fund Fees and Expenses(e)	0.20%		0.20%		0.20%		0.20%
Total Annual Fund Operating Expenses(d)	3.40%		4.15%		4.15%		3.15%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund’s accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).

(d)	Restated to reflect current fees and expenses.

(e)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

34	Virtus Dynamic AlphaSector Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$898	$1,560	$2,243	$4,048
Class B	Sold	$817	$1,461	$2,120	$4,174
	Held	$417	$1,261	$2,120	$4,174
Class C	Sold	$517	$1,261	$2,120	$4,331
	Held	$417	$1,261	$2,120	$4,331
Class I	Sold or Held	$318	$971	$1,649	$3,457

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 165% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to achieve its investment objective by taking long and short positions in ETFs and/or stocks representing the nine primary sectors of the S&P® 500 Index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund’s net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund’s net assets, with the remainder of the fund’s assets remaining in cash and cash equivalents.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

Virtus Dynamic AlphaSector Fund	35

>	Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

>

Sector Focused Investing Risk. The risk events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund invests a significant portion of its portfolio in ETF representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q1/2009: 5.86%	Worst Quarter: Q3/2011: -6.00%

36	Virtus Dynamic AlphaSector Fund

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.48%	-2.05%	-1.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	-1.65%	-1.16%	—
Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—
Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—
Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction for fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSector ® Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSector ® Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Alternative Investments, LLC (“F-Squared Alternative”).

Portfolio Management

>	Howard Present, Co-founder, President and CEO of F-Squared Alternative, is a manager of the fund. Mr. Present has served as a Portfolio Manager of the fund since February 2012.

>	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since February 2012.

Virtus Dynamic AlphaSector Fund	37

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

38	Virtus Dynamic AlphaSector Fund

Virtus Emerging Markets Debt Fund

Investment Objective

The fund has an investment objective of seeking total return from current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.60%	2.35%	1.35%
Less: Expense Reimbursement(d)	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.35%	2.10%	1.10%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$507	$837
Class C	Sold	$313	$710
	Held	$213	$710
Class I	Sold or Held	$112	$403

Virtus Emerging Markets Debt Fund	39

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income (debt) securities issued by governments, government-related entities and corporations located in emerging market countries. The fund may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities not rated Baa/BBB or above by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable credit quality by the subadviser). Below investment grade securities are commonly referred to as “junk bonds.” These investments include, but are not limited to, instruments designed to restructure outstanding emerging market debt such as participations in loans between governments and financial institutions. The fund manages duration utilizing a duration neutral strategy. Under normal circumstances, the average duration of the fund’s portfolio will vary within 3 years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years. The fund is a non-diversified portfolio.

The fund intends to invest in at least three emerging market countries, which are countries that, at the time of investment, are represented in the JP Morgan Emerging Markets Bond Index Global Diversified or categorized by the World Bank in its annual categorization as middle- or low-income. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

40	Virtus Emerging Markets Debt Fund

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at a time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in September 2012.

>	Stephen H. Hooker, CFA, Director of Foreign Research at Newfleet. Mr. Hooker has served as a Portfolio Manager of the fund since inception in September 2012.

>	Daniel P. Senecal, CFA, Managing Director of Credit Research at Newfleet. Mr. Senecal has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Virtus Emerging Markets Debt Fund	41

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

42	Virtus Emerging Markets Debt Fund

Virtus Emerging Markets Equity Income Fund

Investment Objective

The fund has an investment objective of seeking capital appreciation and income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205  of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.05%	1.05%	1.05%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	2.20%	2.95%	1.95%
Less: Expense Reimbursement(d)	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.75%	2.50%	1.50%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$743	$1,183
Class C	Sold	$353	$870
	Held	$253	$870
Class I	Sold or Held	$153	$569

Virtus Emerging Markets Equity Income Fund	43

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund offers investors exposure to emerging markets. The securities chosen for inclusion in the fund are those that, in the opinion of the subadviser, are high quality companies that pay above average dividends, have above average dividend growth potential, strong balance sheets and cash flow and adhere to better corporate governance. Companies selected must have the financial strength to maintain and grow their dividend payout commitments. The process is focused on identifying companies that have chosen to generate high levels of cash flow and to pay a high proportion of it to their shareholders. It is the belief of the subadviser that those companies offer the best opportunity for capital appreciation as well as superior income generation.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. The equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

44	Virtus Emerging Markets Equity Income Fund

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Kleinwort Benson Investors International, Ltd. (“KBI”).

Portfolio Management

>	James Collery, Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Collery has served as a Portfolio Manager of the fund since inception in September 2012.

>	David Hogarty, Head of Strategy Development—Dividend Plus Strategies at KBI. Mr. Hogarty has served as a Portfolio Manager of the fund since inception in September 2012.

>	Ian Madden, Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Madden has served as a Portfolio Manager of the fund since inception in September 2012.

>	Gareth Maher, Head of Portfolio Management—Dividend Plus Strategies at KBI. Mr. Maher has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Emerging Markets Equity Income Fund	45

Virtus Emerging Markets Small-Cap Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	2.11%	2.86%	1.86%
Less: Expense Reimbursement(d)	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%	2.60%	1.60%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares and 1.60% for Class I Shares through January 31, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$752	$1,174
Class C	Sold	$363	$861
	Held	$263	$861
Class I	Sold or Held	$163	$560

46	Virtus Emerging Markets Small-Cap Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues capital appreciation in emerging markets small-cap equities. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The subadviser does not use allocation models to restrict the fund’s investments to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

Virtus Emerging Markets Small-Cap Fund	47

>

Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Small Market Capitalization Companies Risk. The risk that the fund’s investments in small market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA.

Portfolio Management

>	James Fletcher, CFA, Portfolio Manager and Research Analyst at Kayne. Mr. Fletcher has served as a Portfolio Manager of the fund since inception in December 2013.

>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at Kayne. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in December 2013.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

48	Virtus Emerging Markets Small-Cap Fund

Virtus Foreign Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.45%	2.20%	1.20%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$714	$1,007	$1,322	$2,210
Class C	Sold	$323	$688	$1,180	$2,534
	Held	$223	$688	$1,180	$2,534
Class I	Sold or Held	$122	$381	$660	$1,455

Virtus Foreign Opportunities Fund	49

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

50	Virtus Foreign Opportunities Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q4/2004: 19.15%	Worst Quarter: Q3/2008: -19.26%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception
				Class C (10/10/03)	Class I (5/15/06)
Class A
Return Before Taxes	12.94%	-1.95%	10.47%	—	—
Return After Taxes on Distributions	12.88%	-1.90%	10.14%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.45%	9.36%	—	—
Class C
Return Before Taxes	18.97%	-1.53%	—	9.34%	—
Class I
Return Before Taxes	20.17%	-0.51%	—	—	4.45%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	5.89%	3.67%
Morgan Stanley Capital International EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	17.32%	-3.69%	8.21%	6.24%	0.18%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Virtus Foreign Opportunities Fund	51

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

Portfolio Management

>	Rajiv Jain, a Managing Director of Vontobel, is the manager of the fund. Mr. Jain has served as a Portfolio Manager of the fund (or its predecessor) since February 2002.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

52	Virtus Foreign Opportunities Fund

Virtus Global Commodities Stock Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses(c)	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(d)	1.88%	2.63%	1.63%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$755	$1,132	$1,533	$2,649
Class C	Sold	$366	$817	$1,395	$2,964
	Held	$266	$817	$1,395	$2,964
Class I	Sold or Held	$166	$514	$887	$1,933

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Virtus Global Commodities Stock Fund	53

Investments, Risks and Performance

Principal Investment Strategies

The fund offers investors exposure to commodities-related investments in markets located throughout the world, including emerging market countries. Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries. The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related exchange-traded funds (“ETFs”) and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or American Depositary Receipts (ADRs). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund will hold at least 40% of its assets in non-U.S issuers and ETFs and/or commodities-linked notes providing exposure to non-U.S markets. The fund intends to diversify its investments among countries and normally have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Commodities Concentration Risk. The risk that events negatively affecting the base metals, precious metals, energy and agriculture industries in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in commodities-related investments, the fund is more vulnerable to conditions that negatively affect commodities-related companies and investments as compared to a fund that is not significantly invested in such companies.

>

Commodity and Commodity-Linked Instrument Risk. The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

54	Virtus Global Commodities Stock Fund

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2012: 13.70%	Worst Quarter: Q2/2012: -7.98%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (3/15/11)
Class A
Return Before Taxes	0.67%	-5.35%
Return After Taxes on Distributions	0.42%	-5.47%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-4.50%
Class C
Return Before Taxes	5.97%	-2.90%
Class I
Return Before Taxes	7.09%	-1.92%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodities Producers Sector Capped Index (net)	6.84%	-4.87%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The MSCI AC World Commodity Producer Sector Capped Index (net) is a market capitalization weighted index that measures performance of developed and emerging market commodity producers within the energy, metals and agricultural sectors. Each of the three sectors are equally

Virtus Global Commodities Stock Fund	55

weighted within the index. The index is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is BMO Asset Management Corp. (“BMO AM”), with Coxe Advisors, LLP (“Coxe”) serving as sub-subadviser.

Portfolio Management

>	Donald G. M. Coxe, Chairman and Portfolio Strategist of Coxe, is a manager of the fund. Mr. Coxe has served as a Portfolio Manager of the fund since inception in March 2011.

>	Ernesto Ramos, PhD, Managing Director and Head of Equities of BMO AM, is a manager of the fund. Dr. Ramos has served as a Portfolio Manager of the fund since February 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

56	Virtus Global Commodities Stock Fund

Virtus Global Dividend Fund

Investment Objective

The fund has an investment objective of capital appreciation and current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses(c)	1.31%	2.06%	1.06%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$701	$966	$1,252	$2,063
Class C	Sold	$309	$646	$1,108	$2,390
	Held	$209	$646	$1,108	$2,390
Class I	Sold or Held	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Virtus Global Dividend Fund	57

Investments, Risks and Performance

Principal Investment Strategies

The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and are defensive in nature.

Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. As of September 30, 2012, the fund was invested in issuers representing approximately 13 different countries. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting infrastructure companies will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

>

Infrastructure-Related Investment Risk. The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

58	Virtus Global Dividend Fund

>	Master Limited Partnership (MLP) Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLPs.

>	Preferred Stock Risk. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and with a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 16.39%	Worst Quarter: Q3/2008: -16.55%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

			Since Inception
	1 Year	5 Years	Class A and Class C (12/30/04)	Class I (6/6/08)
Class A
Return Before Taxes	4.78%	0.04%	6.41%	—
Return After Taxes on Distributions	4.36%	0.00%	6.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	0.35%	5.76%	—
Class C
Return Before Taxes	10.31%	0.50%	6.41%	—
Class I
Return Before Taxes	11.45%	—	—	2.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.23%	3.32%
Global Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)	6.65%	-1.08%	6.09%	-0.20%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The Global Dividend Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index for

Virtus Global Dividend Fund	59

the period since September 1, 2008. This is a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation and social infrastructure sectors. The telecommunication infrastructure and utilities sector each represent one-third of the index weight, while energy, transportation and social infrastructure sectors have a combined weight of the remaining one-third of the index. Performance of the Global Dividend Linked Benchmark prior to September 1, 2008 represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of VIA.

Portfolio Management

>	Connie M. Luecke, CFA, a Senior Vice President of Duff & Phelps, is a manager of the fund. Ms. Luecke has served as a Portfolio Manager of the fund since inception in 2004.

>	Randle L. Smith, CFA, a Senior Vice President of Duff & Phelps, is a manager of the fund. Mr. Smith has served as a Portfolio Manager of the fund since inception in 2004.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

60	Virtus Global Dividend Fund

Virtus Global Opportunities Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	5.00%	(b)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses(d)	0.43%	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.54%	2.29%	2.29%	1.29%

(a)	Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$723	$1,033	$1,366	$2,304
Class B	Sold	$632	$915	$1,225	$2,438
	Held	$232	$715	$1,225	$2,438
Class C	Sold	$332	$715	$1,225	$2,626
	Held	$232	$715	$1,225	$2,626
Class I	Sold or Held	$131	$409	$708	$1,556

Virtus Global Opportunities Fund	61

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the fund are those believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the fund invests in equity securities or equity-linked instruments of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2012, the fund was invested in issuers representing approximately 15 different countries.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

62	Virtus Global Opportunities Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2003: 19.07%	Worst Quarter: Q4/2008: -20.92%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class I (8/8/12)
Class A
Return Before Taxes	12.54%	-1.72%	6.78%	—
Return After Taxes on Distributions	12.49%	-1.68%	6.59%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	-1.31%	6.05%	—
Class B
Return Before Taxes	14.50%	-1.26%	6.63%	—
Class C
Return Before Taxes	18.47%	-1.28%	6.62%	—
Class I
Return Before Taxes	—	—	—	8.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	2.72%
MSCI ACWI Index (net) (reflects no deduction for fees, expenses or taxes)	16.13%	-1.16%	8.11%	6.20%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI ACWI Index (net) is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

Virtus Global Opportunities Fund	63

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

Portfolio Management

>	Matthew Benkendorf, a Director at Vontobel, is a manager of the fund. Mr. Benkendorf has served as a Portfolio Manager of the fund since January 2009.

>	Rajiv Jain, a Managing Director of Vontobel, is a manager of the fund. Mr. Jain has served as a Portfolio Manager of the fund since January 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

64	Virtus Global Opportunities Fund

Virtus Global Premium AlphaSector ® Fund

Investment Objective

The fund has an investment objective of capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	1.10%	1.10%		1.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	(d)	None
Other Expenses(d)	0.42%	0.42%		0.42%
Acquired Fund Fees and Expenses(c)	0.28%	0.28%		0.28%
Total Annual Fund Operating Expenses(d)	2.05%	2.80%		1.80%
Less: Fee Waiver	—	(0.03)%	(e)	—
Total Annual Fund Operating Expenses After Fee Waiver(d)	2.05%	2.77%		1.80%

(a)	Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

(e)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$771	$1,181	$1,615	$2,817
Class C	Sold	$380	$859	$1,464	$3,099
	Held	$280	$859	$1,464	$3,099
Class I	Sold or Held	$183	$566	$975	$2,116

Virtus Global Premium AlphaSector Fund	65

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 258% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund allocates net assets to U.S. Equity and International Equity. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs and/or securities representing both developed markets (EAFE) and emerging markets. The fund may also invest in stocks (without restriction as to market capitalization) and short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from a model allocation if it is determined that tracking the model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Under normal circumstances, the fund intends to allocate at least 40% of its assets to ETFs and/or securities representative of non-U.S. markets. Through its investment in these ETFs and/or securities, the fund’s exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

66	Virtus Global Premium AlphaSector Fund

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

>

Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q1/2012: 6.76%	Worst Quarter: Q2/2012: -1.94%

Virtus Global Premium AlphaSector Fund	67

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (3/15/11)
Class A
Return Before Taxes	4.86%	0.80%
Return After Taxes on Distributions	4.88%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	0.78%
Class C
Return Before Taxes	10.35%	3.38%
Class I
Return Before Taxes	11.47%	4.39%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	8.45%
MSCI World Index (net) (reflects no deduction for fees, expenses or taxes)	15.83%	5.30%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared Institutional”).

Portfolio Management

>	Howard Present, Co-founder, President and CEO of F-Squared Institutional, is a manager of the fund. Mr. Present has served as a Portfolio Manager of the fund since inception in March 2011.

>	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in March 2011.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

68	Virtus Global Premium AlphaSector Fund

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Global Premium AlphaSector Fund	69

Virtus Global Real Estate Securities Fund

Investment Objective

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	1.10%	1.10%	1.10%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	2.21%	2.96%	1.96%

(a)	Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$786	$1,226	$1,692	$2,973
Class C	Sold	$399	$915	$1,557	$3,280
	Held	$299	$915	$1,557	$3,280
Class I	Sold or Held	$199	$615	$1,057	$2,285

70	Virtus Global Real Estate Securities Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (“REITs”).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Virtus Global Real Estate Securities Fund	71

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 17.74%	Worst Quarter: Q3/2011: -16.99%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (3/2/09)
Class A Shares
Return Before Taxes	16.30%	30.58%
Return After Taxes on Distributions	15.20%	28.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	25.56%
Class C Shares
Return Before Taxes	22.45%	31.63%
Class I Shares
Return Before Taxes	23.70%	32.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	22.96%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)	22.54%	32.80%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The FTSE EPRA/NAREIT Developed Rental Index is a free-float market capitalization index measuring global real estate securities, which meet minimum size, liquidity and investment focus criteria. The FTSE EPRA/NAREIT Index (net) is calculated on a total-return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

72	Virtus Global Real Estate Securities Fund

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of VIA.

Portfolio Management

>

Geoffrey P. Dybas, CFA, Senior Vice President, Global Real Estate Securities team head and Senior Portfolio Manager at Duff & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since inception in March 2009.

>

Frank J. Haggerty, Jr., CFA, Senior Vice President, Portfolio Manager and Senior Real Estate Securities Analyst at Duff & Phelps, is a manager of the fund. Mr. Haggerty has served as a Portfolio Manager of the fund since inception in March 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Global Real Estate Securities Fund	73

Virtus Greater Asia ex Japan Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	1.56%	1.56%	1.56%
Aquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	2.82%	3.57%	2.57%

(a)	Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$844	$1,399	$1,978	$3,541
Class C	Sold	$460	$1,094	$1,850	$3,836
	Held	$360	$1,094	$1,850	$3,836
Class I	Sold or Held	$260	$799	$1,365	$2,905

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

74	Virtus Greater Asia ex Japan Opportunities Fund

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to offer investors exposure to Asian market economies, with the exception of Japan, through well-established companies. The portfolio invests in what the subadviser believes to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located in Asia (excluding Japan), including issuers in emerging markets. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Virtus Greater Asia ex Japan Opportunities Fund	75

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 17.70%	Worst Quarter: Q3/2011: -11.67%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (4/21/09)
Class A Shares
Return Before Taxes	17.43%	18.12%
Return After Taxes on Distributions	17.01%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	15.24%
Class C Shares
Return Before Taxes	23.60%	19.12%
Class I Shares
Return Before Taxes	24.89%	20.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.94%
MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction for fees, expenses or taxes)	22.31%	18.87%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The MSCI AC Asia Pacific ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in Asia (excluding Japan), as well as Australia and New Zealand. The MSCI AC Asia Pacific ex Japan Index (net) is calculated on a total-return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period

76	Virtus Greater Asia ex Japan Opportunities Fund

may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

Portfolio Management

>	Brian Bandsma, Portfolio Manager at Vontobel. Mr. Bandsma has served as a Co-Portfolio Manager of the fund since March 2013.

>

Rajiv Jain, Managing Director at Vontobel. Mr. Jain has served as the Lead Portfolio Manager of the fund since March 2013, and served as the sole Portfolio Manager of the fund from inception in April 2009 through February 2013.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Greater Asia ex Japan Opportunities Fund	77

Virtus Greater European Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	1.58%	1.58%	1.58%
Total Annual Fund Operating Expenses(c)	2.68%	3.43%	2.43%

(a)	Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$831	$1,359	$1,913	$3,414
Class C	Sold	$446	$1,053	$1,784	$3,712
	Held	$346	$1,053	$1,784	$3,712
Class I	Sold or Held	$246	$758	$1,296	$2,766

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

78	Virtus Greater European Opportunities Fund

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to offer investors exposure to European market economies through well-established companies. The securities selected for inclusion in the fund are believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located in Europe, including issuers in emerging markets countries. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Virtus Greater European Opportunities Fund	79

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q1/2012: 11.53%	Worst Quarter: Q3/2011: -13.30%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (4/21/09)
Class A Shares
Return Before Taxes	18.42%	16.40%
Return After Taxes on Distributions	17.92%	15.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	14.30%
Class C Shares
Return Before Taxes	24.75%	17.39%
Class I Shares
Return Before Taxes	25.98%	18.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	17.45%
MSCI Europe Index (net) (reflects no deduction for fees, expenses or taxes)	19.12%	14.27%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of the developed markets in Europe. The MSCI Europe Index (net) is calculated on a total-return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by

80	Virtus Greater European Opportunities Fund

non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

Portfolio Management

>

Matthew Benkendorf, Executive Director at Vontobel. Mr. Benkendorf has served as the Lead Portfolio Manager of the fund since March 2013, and served as the sole Portfolio Manager of the fund from inception in April 2009 through February 2013.

>	Rajiv Jain, Managing Director at Vontobel. Mr. Jain has served as a Co-Portfolio Manager of the fund since March 2013.

>	Daniel Kranson, CFA, Portfolio Manager at Vontobel. Mr. Kranson has served as a Co-Portfolio Manager of the fund since March 2013.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Greater European Opportunities Fund	81

Virtus Herzfeld Fund

Investment Objective

The fund has an investment objective of seeking capital appreciation and current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses(d)	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses	2.84%	3.59%	2.59%
Less: Expense Reimbursement(e)	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.58%	3.33%	2.33%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$821	$1,381
Class C	Sold	$436	$1,076
	Held	$336	$1,076
Class I	Sold or Held	$236	$781

82	Virtus Herzfeld Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The overall investment philosophy is predicated on recognizing the recurring valuation patterns found in the closed-end fund industry and capitalizing on opportunities in a systematic manner. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including exchange-traded funds (“ETFs”), equity securities, including common and preferred stocks, cash, and/or short term cash equivalents.

The fund primarily invests in closed-end funds whose principal investments strategies include one or more of the following:

Domestic Funds

•	Municipal Bond, Build America Bond, Government Bond, Corporate Bond, High Yield Bond

•

Equity—Sector Specific (such as Utilities, Real Estate, MLPs), Equity—Covered Call, Equity—General, Equity—Growth & Income, Equity—Dividend, Equity—Tax-Advantaged, Equity—Preferreds, Equity—Convertible Bond

•	Loan Participation

•	Mortgage-Backed

•	Multi-Strategy

Non-U.S. Funds

•	Foreign Equity—Country Specific, Foreign Equity—Geographic Region, Global Equity—General, Global Equity—Growth & Income, Global Equity—Dividend

•	Global Fixed Income

•	Global Multi-Strategy

The closed-end funds that invest in equity securities may or may not use a growth or value strategy and may include funds investing in securities of issuers of any market capitalization. Closed-end funds that invest in non-U.S issuers may include issuers in emerging markets. Closed-end funds that invest in fixed income securities may invest in securities of any credit quality, including below investment grade (so-called “junk bonds”).

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any underlying investment companies in which the fund invests. The principal risks of investing in the fund are:

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

Virtus Herzfeld Fund	83

>

Closed-End Funds Risk. The risk that closed-end funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility. Closed-end funds frequently trade at a discount from their net asset value, which may affect whether the fund will realize gain or loss upon its sale of the closed-end funds’ shares. Closed-end funds may employ leverage, which also subjects the closed-end fund to increased risks such as increased volatility.

The principal risks attributable to the underlying investment companies in which the fund invests are:

>

Commodity Risk. The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>

Convertible Securities Risk. The fund’s investments in convertible securities subject the fund to the risks associated with both fixed-income securities and common stocks, in addition to the risk that a convertible security may be called for redemption at a time and price unfavorable to the fund.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity Real Estate Investment Trust (REIT) Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

84	Virtus Herzfeld Fund

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Infrastructure-Related Investment Risk. The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Master Limited Partnership (MLP) Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLP’s underlying assets.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>

Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

>	Preferred Stock. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>

Real Estate Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate as anticipated.

Virtus Herzfeld Fund	85

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”).

Portfolio Management

>	Cecilia L. Gondor, Executive Vice President at Herzfeld. Ms. Gondor has served as a Portfolio Manager of the fund since inception in September 2012.

>	Erik M. Herzfeld, Managing Director at Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.

>	Thomas J. Herzfeld, Chairman of Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.
Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

86	Virtus Herzfeld Fund

Virtus High Yield Fund

Investment Objective

The fund has a primary investment objective of high current income and a secondary objective of capital growth.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	5.00%	(b)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses(c)	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses(c)	1.31%	2.06%	2.06%	1.06%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$503	$775	$1,066	$1,895
Class B	Sold	$609	$846	$1,108	$2,197
	Held	$209	$646	$1,108	$2,197
Class C	Sold	$309	$646	$1,108	$2,390
	Held	$209	$646	$1,108	$2,390
Class I	Sold or Held	$108	$337	$585	$1,294

Virtus High Yield Fund	87

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield fixed income securities. High-yield fixed income securities are those that are rated below investment grade. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclay’s Capital U.S. High Yield 2% Issuer Capped Index. Under normal circumstances, the fund invests at least 80% of its assets in high yield fixed income securities.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

88	Virtus High Yield Fund

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 11.27%	Worst Quarter: Q4/2008: -14.67%

Virtus High Yield Fund	89

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class I (8/8/12)
Class A
Return Before Taxes	11.84%	5.32%	6.44%	—
Return After Taxes on Distributions	9.27%	2.57%	3.76%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.82%	3.88%	—
Class B
Return Before Taxes	11.09%	5.35%	6.05%	—
Class C
Return Before Taxes	15.22%	5.35%	6.06%	—
Class I
Return Before Taxes	—	—	—	5.89%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%	0.90%
Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)	15.78%	10.45%	10.60%	5.24%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since December 2011.

>	Kyle A. Jennings, CFA, Senior Managing Director at Newfleet, is a manager of the fund. Mr. Jennings has served as a Portfolio Manager of the fund since December 2011.

>

Francesco Ossino, Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, is a manager of the fund. Mr. Ossino has served as a Portfolio Manager of the fund since August 2012.

>	Jonathan R. Stanley, CFA, Director of Fixed Income Research at Newfleet, is a manager of the fund. Mr. Stanley has served as a Portfolio Manager of the fund since August 2012.

90	Virtus High Yield Fund

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus High Yield Fund	91

Virtus International Equity Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	0.63%	0.63%	0.63%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses)(d)	1.74%	2.49%	1.49%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$742	$1,091	$1,464	$2,509
Class C	Sold	$352	$776	$1,326	$2,826
	Held	$252	$776	$1,326	$2,826
Class I	Sold or Held	$152	$471	$813	$1,779

92	Virtus International Equity Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside of the United States. The fund invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size.

The fund seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. In evaluating securities for inclusion in the fund, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the sub-adviser takes into account, among other things; monetary policy, political factors, economic growth, and valuation.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Virtus International Equity Fund	93

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q1/2012: 7.52%	Worst Quarter: Q3/2011: -13.59%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (9/16/2010)
Class A Shares
Return Before Taxes	9.18%	5.82%
Return After Taxes on Distributions	9.20%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	5.19%
Class C Shares
Return Before Taxes	14.82%	7.60%
Class I Shares
Return Before Taxes	15.99%	8.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	13.31%
MSCI EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	17.32%	5.33%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by

94	Virtus International Equity Fund

non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Euclid Advisors LLC, an affiliate of VIA.

Portfolio Management

>	Frederick A. Brimberg, Senior Managing Director and Senior Portfolio Manager at Euclid, is the manager of the fund. Mr. Brimberg has served as the Portfolio Manager of the fund since May 2013.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus International Equity Fund	95

Virtus International Real Estate Securities Fund

Investment Objective

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses(c)	1.82%	2.57%	1.57%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$749	$1,115	$1,504	$2,589
Class C	Sold	$360	$799	$1,365	$2,905
	Held	$260	$799	$1,365	$2,905
Class I	Sold or Held	$160	$496	$855	$1,867

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

96	Virtus International Real Estate Securities Fund

Investments, Risks and Performance

Principal Investment Strategies

The fund provides international exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (“REITs”).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Virtus International Real Estate Securities Fund	97

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 31.59%	Worst Quarter: Q4/2008: -30.74%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	Since Inception (10/1/07)
Class A
Return Before Taxes	27.11%	-0.11%	-2.27%
Return After Taxes on Distributions	24.30%	-1.66%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.34%	-0.80%	-2.61%
Class C
Return Before Taxes	33.98%	0.35%	-1.89%
Class I
Return Before Taxes	35.25%	1.35%	-0.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	0.68%
FTSE EPRA/NAREIT Developed Rental ex-U.S. Index (net) (reflects no deduction for fees, expenses or taxes)	30.76%	-0.49%	-2.79%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total return basis with dividends reinvested. The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index is a free-float market capitalization index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index (net) is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

98	Virtus International Real Estate Securities Fund

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of VIA.

Portfolio Management

>

Geoffrey P. Dybas, CFA, Senior Vice President, Global Real Estate Securities team head and Senior Portfolio Manager at Duff & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since inception in 2007.

>

Frank J. Haggerty, Jr., CFA, Senior Vice President, Portfolio Manager and Senior Real Estate Securities Analyst at Duff & Phelps, is a manager of the fund. Mr. Haggerty has served as primary Portfolio Manager of the fund since inception in 2007.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus International Real Estate Securities Fund	99

Virtus International Small-Cap Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page  205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109  of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses	2.18%	2.93%	1.93%
Less: Expense Reimbursement(d)	(0.58)%	(0.58)%	(0.58)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.60%	2.35%	1.35%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$728	$1,165
Class C	Sold	$338	$852
	Held	$238	$852
Class I	Sold or Held	$137	$550

100	Virtus International Small-Cap Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues capital appreciation in the small-cap international arena. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of the Prospectus, the fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time and invests in issuers in approximately 20 countries.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Virtus International Small-Cap Fund	101

>

Small Market Capitalization Companies Risk. The risk that the fund’s investments in small market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA.

Portfolio Management

>	Craig Stone, Senior Research Analyst at Kayne. Mr. Stone has served as a Portfolio Manager of the fund since inception in September 2012.

>	Craig Thrasher, CFA, Research Analyst at Kayne. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

102	Virtus International Small-Cap Fund

Virtus Low Volatility Equity Fund

Investment Objective

The fund has an investment objective of capital appreciation with lower volatility than the U.S. equity markets over a full market cycle.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.95%	0.95%	0.95%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.81%	0.81%	0.81%
Acquired Fund Fees and Expenses(c)	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	2.10%	2.85%	1.85%
Less: Expense Reimbursement(d)	(0.55)%	(0.55)%	(0.55)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.55%	2.30%	1.30%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares and 1.30% for Class I Shares through January 31, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year
Class A	Sold or Held	$724	$1,145
Class C	Sold	$333	$831
	Held	$233	$831
Class I	Sold or Held	$132	$528

Virtus Low Volatility Equity Fund	103

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:

•

investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities,

•	selling (writing) equity index call options, and

•	buying call options on CBOE Volatility Index® (VIX®) futures.

Writing index call options and buying call options on VIX futures are both techniques for limiting the volatility of the fund’s portfolio. Writing index call options is a way to monetize volatility, enhancing the fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, it also reduces the fund’s ability to profit from increases in the value of its equity portfolio. Buying call options on VIX futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.

Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, which include ETFs representing the equity securities markets.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Call Options Risks. The risk that selling index call options may limit the fund’s opportunity to profit from increases in the value of its equity portfolio, and the risk that buying call options may result in the loss of the premium paid for those options.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Low Volatility Strategy Risk. The risk that the fund’s techniques for limiting portfolio volatility will not be successful, will cause the fund’s portfolio to underperform its benchmark, or will cause the fund to lose money.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

104	Virtus Low Volatility Equity Fund

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown here.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Rampart Investment Management Company, LLC (“Rampart”), an affiliate of VIA.

Portfolio Management

>	Brendan R. Finneran, Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since inception in June 2013.

>	Robert F. Hofeman, Jr., Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since inception in June 2013.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Low Volatility Equity Fund	105

Virtus Multi-Sector Intermediate Bond Fund

Investment Objective

The fund has an investment objective of maximizing current income while preserving capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	5.00%	(b)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses(c)	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses(c)	1.13%	1.88%	1.88%	0.88%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$486	$721	$974	$1,698
Class B	Sold	$591	$791	$1,016	$2,005
	Held	$191	$591	$1,016	$2,005
Class C	Sold	$291	$591	$1,016	$2,201
	Held	$191	$591	$1,016	$2,201
Class I	Sold or Held	$90	$281	$488	$1,084

106	Virtus Multi-Sector Intermediate Bond Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to generate high current income and total return while preserving capital by applying extensive credit research and a time-tested approach designed to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in an effort to increase return potential and reduce risk.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;

>	Investment grade securities of U.S. and non-U.S issuers; and

>	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

Virtus Multi-Sector Intermediate Bond Fund	107

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 16.15%	Worst Quarter: Q4/2008: -14.37%

108	Virtus Multi-Sector Intermediate Bond Fund

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	9.80%	7.24%	7.28%	—
Return After Taxes on Distributions	7.51%	4.72%	4.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	4.64%	4.81%	—
Class B
Return Before Taxes	8.99%	7.25%	6.90%	—
Class C
Return Before Taxes	13.33%	7.28%	6.91%	—
Class I
Return Before Taxes	14.46%	—	—	10.86%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>

David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is the manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since 1995, and co-managed the fund from 1994 to 1995.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

Virtus Multi-Sector Intermediate Bond Fund	109

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

110	Virtus Multi-Sector Short Term Bond Fund

Virtus Multi-Sector Short Term Bond Fund

Investment Objective

The fund has an investment objective of providing high current income while attempting to limit changes in the fund’s net asset value per share caused by interest rate changes.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		None		None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	2.00%	(b)	None	None	1.00%	(b)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I	Class T
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.75%	0.50%	None	1.00%
Other Expenses(c)	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses(c)	1.01%	1.51%	1.26%	0.76%	1.76%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 0.50% annually to 1% during the third year and to 0% after the third year. The deferred sales charge is imposed on Class T Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$326	$539	$770	$1,433
Class B	Sold	$301	$453	$755	$1,310
	Held	$151	$453	$755	$1,310
Class C	Sold or Held	$128	$400	$692	$1,523
Class I	Sold or Held	$78	$243	$422	$942
Class T	Sold or Held	$176	$528	$880	$1,760

Virtus Multi-Sector Short Term Bond Fund	111

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration by investing primarily in higher quality, more liquid securities across 14 bond market sectors. The fund utilizes a value-oriented, research driven approach that seeks to strategically overweight undervalued sectors while applying strict risk controls.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

>	Investment-grade securities; and

>	High yield-high risk fixed income securities (so called “junk bonds”).

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

112	Virtus Multi-Sector Short Term Bond Fund

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 10.79%	Worst Quarter: Q4/2008: -9.05%

Virtus Multi-Sector Short Term Bond Fund	113

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception
				Class I (6/6/08)	Class T (6/2/03)
Class A
Return Before Taxes	6.93%	6.30%	5.52%	—	—
Return After Taxes on Distributions	5.36%	4.36%	3.73%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	4.21%	3.65%	—	—
Class B
Return Before Taxes	7.37%	6.24%	5.24%	—	—
Class C
Return Before Taxes	9.01%	6.49%	5.54%	—	—
Class I
Return Before Taxes	9.66%	—	—	7.76%	—
Class T
Return Before Taxes	8.49%	5.98%	—	—	4.65%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%	6.17%	4.99%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	4.90%	4.53%	4.23%	4.47%	3.99%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index measures performance of U.S. corporate bond issues rated BBB and A by Standard and Poor’s with maturities between one and three years. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”) (since June 2011), an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is the manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since 1993.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

114	Virtus Multi-Sector Short Term Bond Fund

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Multi-Sector Short Term Bond Fund	115

Virtus Premium AlphaSector ® Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.63%	2.38%	1.38%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$731	$1,060	$1,411	$2,397
Class C	Sold	$341	$742	$1,270	$2,716
	Held	$241	$742	$1,270	$2,716
Class I	Sold or Held	$140	$437	$755	$1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (“ETFs”) or securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 297% of the average value of its portfolio.

116	Virtus Premium AlphaSector Fund

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to track the Premium AlphaSector ® Index (ASRP), a public index published by NASDAQ. The fund may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the Index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Correlation to Index Risk. The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>

Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.

>

Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

Virtus Premium AlphaSector Fund	117

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q1/2012: 7.84%	Worst Quarter: Q3/2011: -9.45%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception 7/1/10
Class A Shares
Return Before Taxes	3.73%	10.04%
Return After Taxes on Distributions	3.59%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	8.62%
Class C Shares
Return Before Taxes	9.24%	11.83%
Class I Shares
Return Before Taxes	10.31%	12.93%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.47%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period

118	Virtus Premium AlphaSector Fund

may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared Institutional”).

Portfolio Management

>	Howard Present, Co-founder, President and CEO of F-Squared Institutional, is a manager of the fund. Mr. Present has served as a Portfolio Manager of the fund since inception in July 2010.

>	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in July 2010.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Premium AlphaSector Fund	119

Virtus Real Estate Securities Fund

Investment Objective

The fund has investment objectives of capital appreciation and income with approximately equal emphasis.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	5.00%	(b)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses(c)	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses(c)	1.41%	2.16%	2.16%	1.16%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$710	$996	$1,302	$2,169
Class B	Sold	$619	$876	$1,159	$2,303
	Held	$219	$676	$1,159	$2,303
Class C	Sold	$319	$676	$1,159	$2,493
	Held	$219	$676	$1,159	$2,493
Class I	Sold or Held	$118	$368	$638	$1,409

120	Virtus Real Estate Securities Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity REIT Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Virtus Real Estate Securities Fund	121

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 32.91%	Worst Quarter: Q4/2008: -38.73%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception
				Class C (7/25/03)	Class I (12/28/06)
Class A
Return Before Taxes	9.82%	4.28%	11.44%	—	—
Return After Taxes on Distributions	9.46%	3.71%	10.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	3.29%	9.69%	—	—
Class B
Return Before Taxes	11.63%	4.72%	11.25%	—	—
Class C
Return Before Taxes	15.63%	4.73%	—	10.11%	—
Class I
Return Before Taxes	16.80%	5.79%	—	—	1.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	5.99%	2.29%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)	18.06%	5.45%	11.63%	10.23%	1.59%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The indexes are calculated on a total return basis with dividends reinvested. The indexes are unmanaged and not available for direct investment.

122	Virtus Real Estate Securities Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of VIA.

Portfolio Management

>

Geoffrey P. Dybas, CFA, Senior Vice President, Global Real Estate Securities team head and Senior Portfolio Manager at Duff & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since 1998.

>

Frank J. Haggerty, Jr., CFA, Senior Vice President, Portfolio Manager and Senior Real Estate Securities Analyst at Duff & Phelps, is a manager of the fund. Mr. Haggerty has served as a Portfolio Manager of the fund since 2007.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Real Estate Securities Fund	123

Virtus Senior Floating Rate Fund

Investment Objective

The fund has an investment objective of high total return from both current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(d)	0.38%	0.38%	0.38%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.24%	1.99%	0.99%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$398	$658	$937	$1,734
Class C	Sold	$302	$624	$1,073	$2,317
	Held	$202	$624	$1,073	$2,317
Class I	Sold or Held	$101	$315	$547	$1,213

124	Virtus Senior Floating Rate Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans (“Senior Loans”). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

Virtus Senior Floating Rate Fund	125

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 13.58%	Worst Quarter: Q3/2011: -4.16%

Average Annual Total Returns (for the periods ended 12/31/12)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (1/31/08)
Class A
Return Before Taxes	5.72%	5.69%
Return After Taxes on Distributions	3.88%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	3.49%
Class C
Return Before Taxes	8.00%	5.55%
Class I
Return Before Taxes	8.98%	6.54%
Barclay’s Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.69%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.66%	6.48%

126	Virtus Senior Floating Rate Fund

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in 2008.

>	Kyle A. Jennings, CFA, Senior Managing Director and Head of Credit Research at Newfleet, is a manager of the fund. Mr. Jennings has served as a Portfolio Manager of the fund since inception in 2008.

>

Francesco Ossino, Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, is a manager of the fund. Mr. Ossino has served as a Portfolio Manager of the fund since August 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Senior Floating Rate Fund	127

Virtus Wealth Masters Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 205 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	1.00%	(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.68%	2.43%	1.43%
Less: Expense Reimbursement(d)	(0.23)%	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%	2.20%	1.20%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated for current fiscal year.

(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class C Shares and 1.20% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$714	$1,053
Class C	Sold	$323	$736
	Held	$223	$736
Class I	Sold or Held	$122	$430

128	Virtus Wealth Masters Fund

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (Ticker: RCH), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies and equity REITs managed by executives who are among the wealthiest individuals in the United States and, in many cases, have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of $100 million (as of June 30, 2012). The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Correlation to Index. The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

>

Equity Real Estate Investment Trust (REIT) Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies, including microcap companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Focused Investing Risk. The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund focuses its assets in a particular market sector, the fund is more vulnerable to conditions that negatively affect such market sector as compared to a fund that does not focus holdings in such securities.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Virtus Wealth Masters Fund	129

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Horizon Asset Management, LLC (“Horizon”).

Portfolio Management

>	Murray Stahl, Portfolio Manager, Chairman and Chief Investment Officer at Horizon. Mr. Stahl has served as a Portfolio Manager of the fund since inception in September 2012.

>	Matthew Houk, Portfolio Manager and Research Analyst at Horizon. Mr. Houk has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

130	Virtus Wealth Masters Fund

More Information About Fund Expenses

Virtus Investment Advisers, Inc. (“VIA”) has agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Through Date	Type*
Virtus Allocator Premium AlphaSector Fund	1.75%	N/A	2.50%	1.50%	N/A	May discontinue at any time	V
Virtus Bond Fund	0.85%	1.60%	1.60%	0.60%	N/A	May discontinue at any time	V
Virtus CA Tax-Exempt Bond Fund	0.85%	N/A	N/A	0.60%	N/A	May discontinue at any time	V
Virtus Disciplined Equity Style Fund	1.60%	N/A	2.35%	1.35%	N/A	January 31, 2014	C
Virtus Disciplined Select Bond Fund	1.40%	N/A	2.15%	1.15%	N/A	January 31, 2014	C
Virtus Disciplined Select Country Fund	1.70%	N/A	2.45%	1.45%	N/A	January 31, 2014	C
Virtus Emerging Markets Debt Fund	1.35%	N/A	2.10%	1.10%	N/A	January 31, 2014	C
Virtus Emerging Markets Equity Income Fund	1.75%	N/A	2.50%	1.50%	N/A	January 31, 2014	C
Virtus Emerging Markets Small-Cap Fund	1.85%	N/A	2.60%	1.60%	N/A	January 31, 2015	C
Virtus Global Commodities Stock Fund	1.65%	N/A	2.40%	1.40%	N/A	May discontinue at any time	V
Virtus Global Opportunities Fund	1.55%	2.30%	2.30%	1.30%	N/A	May discontinue at any time	V
Virtus Global Premium AlphaSector Fund	1.75%	N/A	2.50%	1.50%	N/A	May discontinue at any time	V
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	N/A	May discontinue at any time	V
Virtus Greater Asia ex Japan Opportunities Fund	1.80%	N/A	2.55%	1.55%	N/A	May discontinue at any time	V
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	N/A	May discontinue at any time	V
Virtus Herzfeld Fund	1.60%	N/A	2.35%	1.35%	N/A	January 31, 2014	C
Virtus High Yield	1.15%	1.90%	1.90%	0.90%	N/A	May discontinue at any time	V
Virtus International Equity Fund	1.50%	N/A	2.25%	1.25%	N/A	May discontinue at any time	V
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	N/A	May discontinue at any time	V
Virtus International Small-Cap Fund	1.60%	N/A	2.35%	1.35%	N/A	January 31, 2014	C
Virtus Low Volatility Equity Fund	1.55%	N/A	2.30%	1.30%	N/A	January 31, 2015	C
Virtus Multi-Sector Short Term Bond Fund	1.10%	1.60%	1.35%	0.85%	1.85%	May discontinue at any time	V
Virtus Premium AlphaSector Fund	1.70%	N/A	2.45%	1.45%	N/A	May discontinue at any time	V
Virtus Senior Floating Rate Fund**	1.20%	N/A	1.95%	0.95%	N/A	May discontinue at any time	V
Virtus Wealth Masters Fund	1.45%	N/A	2.20%	1.20%	N/A	January 31, 2014	C
* V=Voluntary, C=Contractual

** Excludes leverage expenses, if any.

Virtus Mutual Funds	131

Following the contractual period, if any, VIA may discontinue these arrangements at any time. Under certain conditions, VIA may recapture operating expenses waived or reimbursed under these and/or prior expense limitation arrangements for a period of three years following the end of the fiscal period in which such waiver or reimbursement occurred.

For those funds operating under an expense reimbursement arrangement or fee waiver during the prior fiscal year, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waivers were:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares
Virtus Allocator Premium AlphaSector Fund(1)(2)	2.02%	N/A	2.74%	1.78%	N/A
Virtus Alternatives Diversifier Fund	1.48%	N/A	2.23%	1.23%	N/A
Virtus Bond Fund	0.86%	1.61%	1.61%	0.61%	N/A
Virtus CA Tax-Exempt Bond Fund	0.86%	N/A	N/A	0.61%	N/A
Virtus Dynamic AlphaSector Fund(3)	2.98%	4.43%	3.81%	2.98%	N/A
Virtus Emerging Markets Debt Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Emerging Markets Equity Income Fund	1.75%	N/A	2.50%	1.50%	N/A
Virtus Global Commodities Stock Fund	1.70%	N/A	2.45%	1.45%	N/A
Virtus Global Opportunities Fund	1.56%	2.31%	2.31%	1.31%	N/A
Virtus Global Premium AlphaSector Fund	2.03%	N/A	2.78%	1.78%	N/A
Virtus Global Real Estate Securities Fund	1.41%	N/A	2.16%	1.16%	N/A
Virtus Greater Asia ex Japan Opportunities Fund	1.81%	N/A	2.56%	1.56%	N/A
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	N/A
Virtus Herzfeld Fund	2.58%	N/A	3.33%	2.33%	N/A
Virtus High Yield Fund	1.15%	1.90%	1.90%	0.90%	N/A
Virtus International Equity Fund	1.51%	N/A	2.26%	1.26%	N/A
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	N/A
Virtus International Small-Cap Fund	1.60%	N/A	2.35%	1.35%	N/A
Virtus Multi-Sector Short Term Bond Fund(1)	1.01%	1.51%	1.27%	0.77%	1.76%
Virtus Premium AlphaSector Fund(1)	1.64%	N/A	2.39%	1.39%	N/A
Virtus Senior Floating Rate Fund	1.24%	N/A	1.99%	0.99%	N/A
Virtus Wealth Masters Fund	1.45%	N/A	2.25%	1.20%	N/A

(1) Fund expenses currently below capped level.

(2) Includes recoupment of fees waived and/or expenses reimbursed by the Adviser.

(3) Total net operating expenses, including acquired fund fees and excluding dividends on short sales and interest expense, were 2.35% for Class A Shares, 3.80% for Class B Shares, 3.18% for Class C Shares and 2.35% for Class I Shares.

132	Virtus Mutual Funds

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the following funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective and shareholders will be provided with at least 60 days advance notice of such change. There is no guarantee that a fund will achieve its objective(s).

Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.

Virtus Mutual Funds	133

Virtus Allocator Premium AlphaSector ® Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

The fund allocates net assets to multiple asset classes including: U.S. Equity, International Equity, Fixed Income, and Alternative. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in exchange-traded funds (“ETFs”) and/or securities representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs and/or securities representing both developed markets (EAFE) and emerging markets. The Fixed Income allocation may be invested in ETFs and/or securities representing fixed income sectors including: high yield, investment grade corporate, mortgages, intermediate treasuries and inflation-protected treasuries (TIPS). The Alternative allocation may be invested in ETFs and/or securities representing gold, real estate and broad-based equity securities. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. The fund may invest in a basket of securities to represent a sector if it is determined that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Euclid Advisors LLC (“Euclid”) and F-Squared Institutional Advisors, LLC (“F-Squared Institutional”) are subadvisers to the fund. F-Squared Institutional provides Euclid with a model portfolio weekly. Euclid is responsible for final portfolio allocation decisions and for placing all transactions. Euclid monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying ETFs and/or securities, while taking into account any other factors it may deem relevant, such as cash flow and/or timing considerations. The fund may deviate from the model portfolio if it is determined that investing in the model portfolio is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund.

To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940 (the “1940 Act”). Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

134	Virtus Allocator Premium AlphaSector Fund

Virtus AlphaSector ® Rotation Fund

Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund seeks to track the AlphaSector Rotation Index (ASRX), a public index published by NASDAQ. The fund may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The model allocates to the sectors using a model that results in sectors either being included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder is allocated to high-quality short-term securities, up to 100%. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of extreme market weakness, the fund has the ability to move partially or fully to high-quality short-term securities.

Euclid and F-Squared Institutional are subadvisers to the fund. F-Squared Institutional provides Euclid with a model portfolio monthly. Euclid is responsible for final portfolio allocation decisions and for placing all transactions. Euclid monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the underlying securities, while taking into account any other factors it may deem relevant, such as cash flow and/or timing considerations. The fund may deviate from tracking the AlphaSector Rotation Index and/or the model allocation if it is determined that tracking the Index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund.

To the extent the fund invests primarily in ETFs, it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus AlphaSector Rotation Fund	135

Virtus Alternatives Diversifier Fund

Non-Fundamental Investment Objective:

The fund is a fund of funds that has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including managed futures, global real estate, global infrastructure, natural resources, commodities, currencies and floating rate securities.

The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated and unaffiliated mutual funds and ETFs (collectively, “underlying funds”) that employ diverse investment styles in alternative investment vehicles such as commodities, real estate investment trusts (“REITs”) and others. The fund’s emphasis on diversification is intended to moderate volatility by limiting the effect of any one investment style. The purpose of the fund is to provide a packaged investment option with an emphasis on investment styles that have less correlation to traditional equity markets.

Among the underlying funds in which the fund invests are equity funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers including emerging markets issuers. Although the fund does not concentrate its investments, certain of the underlying funds in which the fund invests may concentrate their investments in a particular industry or market sector, such as real estate, or may engage in short sales.

The fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in affiliated and unaffiliated mutual funds, including the applicable unaffiliated ETFs.

The subadviser determines the combination of and allocation to the underlying funds based on the subadviser’s assessment of the appropriate mix of risk and return characteristics to best meet the fund’s investment objective. Under normal circumstances, the fund will generally invest in affiliated mutual funds where available to represent the desired asset classes, and unaffiliated mutual funds and/or ETFs to represent the desired asset classes for which affiliated mutual funds are unavailable or deemed not to be appropriate for the fund.

The subadviser monitors the fund’s allocations to the underlying funds and may periodically rebalance assets in response to changing market or economic conditions, and investment opportunities.

The adviser or subadviser to each underlying fund is responsible for deciding which securities to purchase and sell for its respective underlying fund.

The fund may also invest in high-quality, short-term securities. The fund is non-diversified under federal securities laws.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

136	Virtus Alternatives Diversifier Fund

Virtus Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of high total return from both current income and capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers. At least 65% of the fund’s assets will be invested in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund may invest up to 35% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.

The fund seeks to achieve its objective by applying a time-tested approach and extensive credit research designed to capitalize on opportunities across undervalued areas of the bond markets. Under normal circumstances, the fund’s investments will include some or all of the following:

•

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•	Investment grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), including short-term securities; and

•	High-yield debt instruments, including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

The fund employs active sector rotation and disciplined risk management to portfolio construction. The fund seeks diversification among various sectors of the fixed income markets, which, as of the date of this Prospectus, may include some or all of the following: corporate investment grade; corporate high yield; bank loans; non-agency commercial mortgage-backed securities (“CMBS”); agency and non-agency residential mortgage-backed securities (“RMBS”); non-U.S. dollar securities; emerging market high yield; Yankee investment grade bonds; asset-backed securities; taxable municipal bonds; tax-exempt municipal bonds; and securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities, or instrumentalities.

The fund’s investable assets are typically allocated among various sectors of the fixed income market using a top-down, relative value approach that looks at factors such as yield and spreads, supply and demand, investment environment, and sector fundamentals. The subadviser then selects particular investments using a bottom-up, fundamental research-driven analysis that includes assessment of credit risk, company management, issue structure, technical market conditions, and valuations. Securities selected for investment are those that the subadviser believes offer the best potential to achieve the fund’s investment objective of providing a high level of total return, including a competitive level of current income. The subadviser seeks to adjust the proportion of fund investments primarily in the sectors described above and the selections within sectors to obtain higher relative returns. The subadviser regularly reviews the fund’s portfolio construction, endeavoring to minimize risk exposure by closely monitoring portfolio characteristics such as sector concentration and portfolio duration and by investing no more than 5% of the fund’s total assets in securities of any single issuer (excluding the U.S. government, its agencies, authorities or instrumentalities).

The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. As of September 30, 2012, the modified adjusted duration of the Barclays Capital U.S. Aggregate Bond Index was 4.85 years; the modified adjusted duration of the fund

Virtus Bond Fund	137

is expected to be similar in duration to the benchmark. Typically, for a fund maintaining a modified adjusted duration of 4.85 years, a one percent increase in interest rates would cause a 4.85% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 4.85%.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. In such instances, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

138	Virtus Bond Fund

Virtus CA Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Principal Investment Strategies:

The fund invests in municipal securities that are tax-exempt in California. California law requires that at least 50% of the fund’s assets be invested in California tax-exempt state and local issues or tax-exempt federal obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents that are exempt from California income taxes. Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The term “bonds” includes municipal bonds, notes and lease obligations and tax-exempt commercial paper. Issuers include states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, including Puerto Rico, Guam and the U.S. Virgin Islands.

Debt obligations may be of any maturity and will be rated within the four highest rating categories by the nationally recognized statistical rating organizations at the time of investment, or if unrated, those that the adviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, to be of comparable quality.

Securities are selected using an analytical approach that focuses on the relative value of the security considering its credit rating, and the security’s coupon rate, call features, maturity and average life.

Issuers are selected based on sector (utility, healthcare, transportation, etc.), and the geographic opportunity presented by areas and regions that are experiencing economic growth.

The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.

Temporary Defensive Strategy: When, in the subadviser’s opinion, abnormal market or economic conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund.

Virtus CA Tax-Exempt Bond Fund	139

Virtus Disciplined Equity Style Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

The fund seeks to outperform the Russell 3000® Index over a full market cycle in the U.S. equity market by tactically allocating net assets among six subsets of the U.S. equity universe that make up the Growth and Value equity styles as set forth below.

Growth:

•	Large-Cap Growth

•	Mid-Cap Growth

•	Small-Cap Growth

Value:

•	Large-Cap Value

•	Mid-Cap Value

•	Small-Cap Value

Allocations are based on a quantitative model that estimates performance trends for each pairing of these six subsets of the U.S. equity market relative to each other and uses these estimates to determine, on a weekly basis, whether the Growth or Value style is better positioned. The fund will invest assets in the equity style with the favorable aggregate score relative to the other style. The ability of the fund to outperform the Russell 3000 ® Index will depend on, among other things, the length of time and degree to which Growth stocks outperform Value stocks or Value stocks outperform Growth stocks in the U.S. equity market.

Each allocation may be invested in ETFs and/or baskets of securities representative of such ETFs. The fund may invest in a basket of securities to represent an ETF if it determines that investment in the ETF is not feasible or otherwise not in the best interest of the fund. Under normal circumstances, the fund intends to invest at least 80% of its assets in ETFs and/or securities representative of the U.S. equity market.

To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

140	Virtus Disciplined Equity Style Fund

Virtus Disciplined Select Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of high total return from current income and capital appreciation.

Principal Investment Strategies:

The fund seeks to maximize total return over a full market cycle in the bond market by tactically allocating net assets among six subsectors within the broad Treasury, TIPS and Corporate classifications of the bond market as set forth below:

Treasuries:

•	Short term U.S. Treasury Securities (1-3 year maturities)

•	Medium term U.S. Treasury Securities (7-10 year maturities)

•	Long term U.S. Treasury securities (20+ year maturities)

Treasury Inflation Protected Securities (TIPS):

•	TIPS

Corporate Bonds:

•	Investment Grade Corporate Bonds

•	High Yield Corporate Securities (Junk Bonds)

Allocations are based on a quantitative model that estimates performance trends for each pairing of these six subsectors of the bond market relative to each other and uses these estimates to generate, on a weekly basis, a positive or negative signal for each of the broad Treasury, TIPS and Corporate classifications. The classifications with positive signals will receive allocations, whereas the classifications with negative signals will not.

Each allocation may be invested in ETFs and/or baskets of securities representative of such ETFs. The fund may invest in a basket of securities to represent an ETF if it determines that investment in the ETF is not feasible or otherwise not in the best interest of the fund. Under normal circumstances, the fund intends to invest at least 80% of its assets in ETFs and/or securities representative of the bond market.

To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Disciplined Select Bond Fund	141

Virtus Disciplined Select Country Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

The fund seeks to outperform the MSCI EAFE® Index over a full market cycle by tactically allocating net assets among countries included in the MSCI EAFE® Index. In pursuing this strategy, the fund maintains an emphasis on preservation of capital.

Allocations are based on a quantitative model that provides a positive or negative signal, on a weekly basis, for each country evaluated. Countries with positive signals will receive allocations approximating their relative weights in the MSCI EAFE® Index. The remaining portfolio assets will be allocated to the subadviser’s “minimum volatility portfolio,” which is designed to limit downside risk. The minimum volatility portfolio is allocated equally among the four countries that, in the subadviser’s opinion, have exhibited the lowest volatility pattern historically. To mitigate concentration, geographic, and political risk, the four countries in the minimum volatility portfolio cannot be from the same geographic or political region.

Each allocation may be invested in ETFs and/or baskets of securities representative of such ETFs. The fund may invest in a basket of securities to represent an ETF if it determines that investment in the ETF is not feasible or otherwise not in the best interest of the fund. The fund may invest in issuers of any capitalization.

To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

142	Virtus Disciplined Select Country Fund

Virtus Dynamic AlphaSector ® Fund

Non-Fundamental Investment Objective:

The Fund’s investment objective is to seek long-term capital appreciation.

Principal Investment Strategies:

The fund seeks to achieve its investment objective by taking long and short positions in ETFs and/or stocks representing the nine primary sectors of the S&P 500® Index. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities.

The fund uses a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market. The fund uses this model to determine, on a weekly basis, whether a sector is projected to have positive or negative absolute performance. If positive returns are projected for a particular sector, then the fund takes a long position in one or more ETFs and/or baskets of securities representing that sector. Each sector in which the fund takes a long position will have approximately equal weighting. If a sector is projected to have negative returns, the fund takes a short position in one or more ETFs and/or baskets of securities representing that sector.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The aggregate amount of leverage being used by the fund at any time will depend on the number of sectors in which the fund takes a long position, with the maximum amount of leverage being used where the fund takes long positions in all nine sectors. In that event, the amount of leverage will not exceed 30% of the fund’s net assets, including borrowings.

The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund’s net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund’s net assets, with the remainder of the fund’s assets remaining in cash and cash equivalents.

To the extent the fund invests primarily in ETFs, the fund will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Dynamic AlphaSector Fund	143

Virtus Emerging Markets Debt Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking high total return from current income and capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in fixed income (debt) securities issued by governments, government-related entities and corporations located in emerging market countries. These investments may be denominated in non-U.S. currencies or the U.S. dollar. The fund may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities not rated Baa/BBB or above by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable credit quality by the subadviser). Below investment grade securities are commonly referred to as “junk bonds.” These investments include, but are not limited to, instruments designed to restructure outstanding emerging market debt such as participations in loans between governments and financial institutions. The fund’s policy of investing 80% of its assets in emerging markets fixed income securities may be changed only upon 60 days’ written notice to shareholders.

The fund will invest in at least three emerging market countries, which are countries that, at the time of investment, are represented in the JP Morgan Emerging Markets Bond Index Global Diversified or categorized by the World Bank in its annual categorization as middle- or low-income. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

The principal investment types in which the fund may invest are:

•

Foreign government securities issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government;

•

Investment-grade corporate debt, which is debt issued with credit ratings within the four highest rating categories of an NRSRO, or if unrated, those that the subadviser determines to be of comparable quality, including short-term securities; and

•	High yield debt instruments, including bank loans (which are generally floating-rate).

The portfolio managers utilize a combination of top-down and bottom-up analysis in its investment process. Country analysis and allocation are done top-down, while individual securities are selected using intensive bottom-up fundamental research in constructing a well diversified portfolio.

The team follows a strict sell discipline, in which securities are sold if they become overvalued, fundamentals change, or portfolio management considerations warrant.

Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the average duration of the fund’s portfolio will vary within three years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years. Typically, for an index or fund maintaining a modified adjusted duration of 7.41 years, a one percent increase in interest rates would cause a 7.41% decrease in the value of the index’s or fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the index’s or fund’s assets to increase by 7.41%.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

144	Virtus Emerging Markets Debt Fund

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Emerging Markets Debt Fund	145

Virtus Emerging Markets Equity Income Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking capital appreciation and income.

Principal Investment Strategies:

This fund offers investors exposure to emerging markets. The securities chosen for inclusion in the fund are those that, in the opinion of the subadviser, are high quality companies that pay above-average dividends, have above-average dividend growth potential, strong balance sheets and cash flow and adhere to better corporate governance. Companies selected must have the financial strength to maintain and grow their dividend payout commitments. The process is focused on identifying companies that have chosen to generate high levels of cash flow and to pay a high proportion of it to their shareholders.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. The fund may also invest in American Depositary Receipts (“ADRs”).

Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

In selecting securities for inclusion in the portfolio the subadviser creates a diverse universe of securities by dividing the broad market index into Regional Industry Groups (“RIGs”) and calculating an average dividend yield for each RIG. Only stocks with above average dividend yields in their respective RIG become the eligible universe of stocks.

A proprietary screening and ranking process is applied to the eligible universe to identify companies that, in the opinion of the subadviser, have the financial strength to maintain and grow their dividend payout. Among factors considered are the company’s free cash flow, dividend cover, dividend growth and total payout with the objective of identifying those companies that have chosen to generate high levels of cash and to pay a high proportion of it to their shareholders.

A portfolio optimization process is applied to the remaining stocks that have met the criteria of the subadviser to create a portfolio.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

146	Virtus Emerging Markets Equity Income Fund

Virtus Emerging Markets Small-Cap Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion.

Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and ADRs.

The subadviser uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, its relative competitive position in the industry and its financial structure.

A proprietary model is used to determine relative value.

The subadviser does not use allocation models to restrict the fund’s investments to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Emerging Markets Small-Cap Fund	147

Virtus Foreign Opportunities Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2012, the fund was invested in issuers representing approximately 16 different countries. The fund’s policy of investing 80% of its assets in foreign equity securities may be changed only upon 60 days’ written notice to shareholders.

The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or ADRs. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed securities markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

148	Virtus Foreign Opportunities Fund

Virtus Global Commodities Stock Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of the assets in securities of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries.

These companies may include, for example:

•	mining companies that focus on minerals, and steel companies;

•	mining companies that focus on gold and/or silver and companies producing diamonds, platinum and palladium;

•

oil and gas producers, integrated oil companies and refiners, drillers, oil service and geophysical companies, producers of coal and uranium, issuers engaged in transportation of fuels, nuclear electrical generating companies, manufacturers of electrical generating equipment and developers of alternative fuels and electrical generating systems;

•

fertilizer companies, farm equipment companies, seed companies, agriculture chemical companies, meat and dairy producers, grain processors, issuers engaged in rural infrastructure development, including irrigation and transportation, and in general, issuers whose businesses are tied to the production and delivery of feeds and foods, biofuels and natural fibers.

The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related ETFs and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or ADRs. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

The subadviser invests based on the belief that investing in commodities producer equities offers higher returns than investing directly in physical or commodities futures. The subadviser believes that as demand for end products increases, the underlying price of the commodities used to produce the end product will increase as they become more scarce.

The subadviser first determines sector weights by identifying current global investment themes and the commodities that benefit from those themes. The four sectors examined are base metals, precious metals, energy and agriculture. Once the allocation among the sectors is determined, security selection is accomplished through a combination of qualitative recommendations and a systematic process of focusing on fundamentals, investor interest and valuations.

In determining which portfolio securities to sell, the subadviser considers, among other things, whether a security has become overvalued or there has been a material change in the assessment of the company’s fundamentals, an opportunity to include a better investment idea, and/or a portfolio repositioning or reduction in sector allocation.

Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Global Commodities Stock Fund	149

Virtus Global Dividend Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation and current income.

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Infrastructure companies are issuers involved to a significant extent in providing energy, utility, transportation, communication, and other essential services to society and may include issuers that are structured as master limited partnerships (“MLPs”). Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. The fund may invest in issuers of any capitalization.

Infrastructure companies provide essential services to society including (i) the generation, transmission, distribution or storage of electricity, oil, gas or water, (ii) the provision of telecommunications services, including telephone, cable television, satellite, and other communications activities; and (iii) the construction, operation, or ownership of airports, toll roads, railroads, ports, pipelines, or educational and healthcare facilities. A company will be deemed an infrastructure company if at least 50% of its assets, gross income or profits are committed to, or derived from, one or more of the activities in the areas described above. As of September 30, 2012, the market capitalization of the issuers in which the fund was invested ranged from $1.3 billion to $215 billion. The fund’s policy of investing at least 80% of its assets in infrastructure companies may be changed only upon 60 days’ written notice to shareholders.

The fund may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although the fund may invest in high yield-high risk fixed income securities.

Temporary Defensive Strategy: If the subadviser believes that market conditions are not favorable to the fund’s principal strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

150	Virtus Global Dividend Fund

Virtus Global Opportunities Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2012, the fund was invested in issuers representing approximately 15 different countries.

The fund will primarily hold securities of companies listed on established securities exchanges or quoted on an established over-the-counter market. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar investment criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed securities markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Global Opportunities Fund	151

Virtus Global Premium AlphaSector ® Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.

Principal Investment Strategies:

The fund allocates net assets to U.S. Equity and International Equity. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs and/or securities representing both developed markets (EAFE) and emerging markets. The fund may also invest in stocks (without restriction as to market capitalization) and short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Under normal circumstances, the fund intends to allocate at least 40% of its assets to ETFs and/or securities representative of non-U.S. markets. Through its investment in these ETFs and/or securities, the fund’s exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

Euclid and F-Squared Institutional are subadvisers to the fund. F-Squared Institutional provides Euclid with a model portfolio weekly. Euclid is responsible for final portfolio allocation decisions and for placing all transactions. Euclid monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying ETFs, while taking into account any other factors it may deem relevant, such as cash flow and/or timing considerations. The fund may deviate from the model portfolio if it is determined that tracking the model portfolio is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund.

To the extent the fund invests primarily in ETFs, it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

152	Virtus Global Premium AlphaSector Fund

Virtus Global Real Estate Securities Fund

Non-Fundamental Investment Objective:

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. Similar to a domestic REIT, a non-U.S. real estate company generally is not subject to corporate income tax in its home country if the REIT equivalent status is available, elected, and followed, which could include distributing a significant percentage of its net income each year to stockholders, and the company meets certain other regulatory requirements. The fund is not limited to investing only in REITs or REIT-like entities; however, it invests a significant portion of its assets in these types of issuers. The fund does not make direct investments in real estate. As of September 30, 2012, the market capitalization range of the issuers in which the fund was invested was $315 million to $56.2 billion. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.

Under normal market conditions, the fund expects to invest in a number of different countries and regions. The fund intends to diversify its investments among countries and regions and to normally have represented in the portfolio business activities of approximately 10 to 20 different countries. The fund may, at times, invest up to 80% of its assets in either U.S. REIT securities or non-U.S REIT-like companies. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries.

The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

In managing the fund’s portfolio, the subadviser utilizes an investment process that is primarily bottom-up in its approach, with an emphasis on superior stock selection over country and property sector allocation. The subadviser seeks to identify superior real estate companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of management and operations, portfolio strategy and financial strength. Using proprietary valuation models, the subadviser seeks to identify undervalued companies or those companies that are selling for a price that is below the subadviser’s estimate of their intrinsic value. The portfolio construction process is guided by the outcomes of the company and valuation analytical work within the confines of a risk management overlay as it pertains to diversification, liquidity and other risk factors.

Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if their financial performance is expected to decline or if the subadviser believes the issuer fails to adjust its strategy to the real estate market cycle.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Global Real Estate Securities Fund	153

Virtus Greater Asia ex Japan Opportunities Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Asia (excluding Japan), including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2012, the fund was invested in issuers representing approximately 15 different countries. The fund’s policy of investing 80% of its assets in Greater Asia equity securities may be changed only upon 60 days’ written notice to shareholders.

The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or ADRs. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for more information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

154	Virtus Greater Asia ex Japan Opportunities Fund

Virtus Greater European Opportunities Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Europe, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2012, the fund was invested in issuers representing approximately 16 different countries. The fund’s policy of investing 80% of its assets in European equity securities may be changed only upon 60 days’ written notice to shareholders.

The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or ADRs. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Greater European Opportunities Fund	155

Virtus Herzfeld Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking capital appreciation and current income.

Principal Investment Strategies:

Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including ETFs, equity securities, including common and preferred stocks, cash, and/or short-term cash equivalents. If the fund invests in affiliated closed-end funds, it will do so in accordance with the 1940 Act.

The fund primarily invests in closed-end funds whose principal investments include one or more of the following:

Domestic Funds

•	Municipal Bond, Build America Bond, Government Bond, Corporate Bond, High Yield Bond

•

Equity—Sector Specific (such as Utilities, Real Estate, MLPs), Equity—Covered Call, Equity—General, Equity—Growth & Income, Equity—Dividend, Equity—Tax-Advantaged, Equity—Preferreds, Equity—Convertible Bond

•	Loan Participation

•	Mortgage-Backed

•	Multi-Strategy

Non-U.S. Funds

•	Foreign Equity—Country Specific, Foreign Equity—Geographic Region, Global Equity—General, Global Equity—Growth & Income, Global Equity—Dividend

•	Global Fixed Income

•	Global Multi-Strategy

The closed-end funds that invest in equity securities may or may not use a growth or value strategy and may include funds investing in securities of issuers of any market capitalization. Closed-end funds that invest in non-U.S issuers may include issuers in emerging markets. Closed-end funds that invest in fixed income securities may invest in securities of any credit quality, including below investment grade (so-called “junk bonds”).

The fund seeks to invest in closed-end funds trading at excessive or unusual discount levels that the subadviser believes have an attractive probability to narrow. Discounts are evaluated and measured relative to historic premium/discount trading patterns of the entire universe of closed-end funds, and also are specifically measured against similar closed-end funds. Selected funds are then subjected to extensive analysis of up to an additional 20+ individual factors and traded based on the subadviser’s comprehensive understanding of each individual fund’s characteristics and four decades of in-depth experience trading the industry.

Specific factors evaluated include, but are not limited to:

•	Distribution yield

•	Distribution policies/sources of distributions

•	Loss carry forwards

•	Income ratio

•	Expense ratio

•	Liquidity

•	Trading volatility

•	Portfolio holdings

156	Virtus Herzfeld Fund

•	Correlation analysis

•	Leverage profile/characteristics

•	Anti-takeover provisions

•	“Lifeboat” provisions

•	Special situations

•	Vulnerability to dissident activity

•	Corporate governance issues

•	Regulatory concerns

•	Management reputation

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Herzfeld Fund	157

Virtus High Yield Fund

Non-Fundamental Investment Objective:

The fund has a primary investment objective of high current income and a secondary objective of capital growth.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield fixed income securities. The fund’s policy of investing 80% of its assets in high yield fixed income securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading.

•

The subadviser evaluates market conditions in the context of broad macroeconomic trends. The subadviser generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving.

•	The subadviser considers credit research an integral component of its high yield investment process. The manager invests across the credit rating spectrum.

•	Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although it may invest in other types of high yield securities.

The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. As of September 30, 2012, the modified adjusted duration of the Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index was 4.04 years; the modified adjusted duration of the fund was 3.98 years. Typically, for a fund maintaining a modified adjusted duration of 3.98 years, a one percent increase in interest rates would cause a 3.98% decrease in the value of the fund’s assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s assets to increase by 3.98%.

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: If the subadviser believes that market conditions are not favorable to the fund’s principal strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

158	Virtus High Yield Fund

Virtus International Equity Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside of the United States. The fund invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depository Receipts (ADRs). In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. The fund’s policy of investing 80% of its assets in foreign equity securities may be changed only upon 60 days’ written notice to shareholders.

The Fund seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views, with an expectation that a significant proportion of any long-term performance will come from security selection. In evaluating securities for inclusion in the fund, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the subadviser takes into account, among other things; monetary policy, political factors, economic growth, and valuation. The subadviser believes this approach produces long-term investment returns characterized by low absolute volatility and downside protection.

In determining which portfolio securities to sell, the subadviser considers, among other things; whether a security has become fully valued, if there has been a material change in the assessment of the company’s fundamentals or original thesis, the stock is not acting as expected, there is a better alternative available, and/or a portfolio rebalancing.

Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus International Equity Fund	159

Virtus International Real Estate Securities Fund

Non-Fundamental Investment Objective:

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. Similar to a domestic REIT, a non-U.S. real estate company generally is not subject to corporate income tax in its home country, if the REIT equivalent status is available, elected, and followed, which could include distributing a significant percentage of its net income each year to stockholders, and the company meets certain other regulatory requirements. The fund is not limited to investing only in REITs or REIT-like entities; however, it invests a significant portion of its assets in these types of issuers. The fund does not make direct investments in real estate. As of September 30, 2012, the market capitalization range of the issuers in which the fund was invested was $315 million to $23.9 billion. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.

Under normal market conditions, the fund expects to invest in a number of different countries and regions. The fund intends to diversify its investments among countries and regions and normally to have represented in the portfolio business activities of approximately 10 to 20 different countries. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries.

The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

In managing the fund’s portfolio, the subadviser utilizes an investment process that is primarily bottom-up in its approach, with an emphasis on superior stock selection over country and property sector allocation. The subadviser seeks to identify superior real estate companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of management and operations, portfolio strategy and financial strength. Using proprietary valuation models, the subadviser seeks to identify undervalued companies or those companies that are selling for a price that is below the subadviser’s estimate of their intrinsic value. The portfolio construction process is guided by the outcomes of the company and valuation analytical work within the confines of a risk management overlay as it pertains to diversification, liquidity and other risk factors.

Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if their financial performance is expected to decline or if the subadviser believes the issuer fails to adjust its strategy to the real estate market cycle.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

160	Virtus International Real Estate Securities Fund

Virtus International Small-Cap Fund

Non-Fundamental Investment Objective:

The fund has an investment objective seeking capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of the Prospectus, the fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion.

The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and ADRs. The fund may invest in emerging markets issuers.

The subadviser uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, its relative competitive position in the industry and its financial structure.

A proprietary model is used to determine relative value.

Generally, the fund invests in approximately 30-60 securities at any given time and invests in issuers in approximately 20 countries.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus International Small-Cap Fund	161

Virtus Low Volatility Equity Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation with lower volatility than the U.S. equity markets over a full market cycle.

Principal Investment Strategies:

The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:

•

investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities,

•	selling (writing) equity index call options, and

•	buying call options on CBOE Volatility Index ® (VIX ® ) futures.

Writing index call options and buying call options on VIX futures are both techniques for limiting the volatility of the fund’s portfolio. Writing index call options is a way to monetize volatility, enhancing the fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, it also reduces the fund’s ability to profit from increases in the value of its equity portfolio. Buying call options on VIX futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.

Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, including ETFs representing the equity securities markets.

To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940 (the “1940 Act”). Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

162	Virtus Low Volatility Equity Fund

Virtus Multi-Sector Intermediate Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of maximizing current income while preserving capital.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. “Bonds” are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

•	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;

•

Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities, of U.S. and non-U.S. issuers;

•	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.

The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. As of September 30, 2012, the modified adjusted duration of the Barclays Capital U.S. Aggregate Bond Index was 4.85 years; the modified adjusted duration of the fund was 3.94 years. Typically, for a fund maintaining a modified adjusted duration of 3.94 years, a one percent increase in interest rates would cause a 3.94% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.94%.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Multi-Sector Intermediate Bond Fund	163

Virtus Multi-Sector Short Term Bond Fund

Fundamental Investment Objective:

The fund has an investment objective of providing high current income while attempting to limit changes in the fund’s net asset value per share caused by interest rate changes.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. “Bonds” are fixed income debt obligations of various types of issuers. Principally, the fund invests in investment-grade securities which are rated at the time of investment BBB or above by Standard & Poor’s Corporation or Duff & Phelps Credit Rating Company or Baa or above by Moody’s Investors Service or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, to be of comparable quality. The fund may continue to hold securities whose credit quality falls below investment grade.

The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:

•	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•	Investment-grade securities; and

•	High yield-high risk fixed income securities (so-called “junk bonds”).

The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investment in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.

The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration will range from one to three years. As of September 30, 2012, the modified adjusted duration of the fund’s benchmark, the BofA Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index was 1.88 years.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

164	Virtus Multi-Sector Short Term Bond Fund

Virtus Premium AlphaSector ® Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund seeks to track the Premium AlphaSector ® Index (ASRP), a public index published by NASDAQ. The fund may invest in ETFs and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The model allocates to the sectors using a model that results in sectors either being included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder is allocated to high-quality short-term securities, up to 100%. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of extreme market weakness, the fund has the ability to move partially or fully to high-quality short-term securities.

The subadviser provides the adviser with a model portfolio weekly. The adviser is responsible for final portfolio allocation decisions and for placing all transactions. The adviser monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the underlying ETFs and/or securities, while taking into account any other factors the adviser may deem relevant, such as cash flow and/or timing considerations. The fund may deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the Index and/or model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund.

To the extent the fund invests primarily in ETFs, it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Premium AlphaSector Fund	165

Virtus Real Estate Securities Fund

Fundamental Investment Objective:

The fund has investment objectives of capital appreciation and income with approximately equal emphasis.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. The fund, however, does not make direct investments in real estate. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.

The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

The fund invests principally in equity REITs. Generally, REITs are publicly-traded companies that manage portfolios of real estate in an effort to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The fund may invest in issuers of any capitalization. As of September 30, 2012, the market capitalization range of the issuers in which the fund was invested was $421 million to $56.2 billion.

The subadviser uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the subadviser screens the universe of eligible securities for those that it believes offer the potential for reasonably-priced initial appreciation, continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.

Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if its financial performance is expected to decline or if the subadviser believes the security’s issuer fails to adjust its strategy to the real estate market cycle.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing up to 100% of its assets in short-term investments such as money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

166	Virtus Real Estate Securities Fund

Virtus Senior Floating Rate Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of high total return from both current income and capital appreciation.

Principal Investment Strategies:

The fund will pursue its investment objectives primarily through investment in a portfolio of senior floating rate loans (“Senior Loans”) made to U.S. and foreign borrowers that are corporations, partnerships and other business entities (“Borrowers”). Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of Senior Loans. Such loans may be structured to include both term loans, which are generally fully funded at the time of the fund’s investment, and revolving credit facilities or delayed draw term loans, which would require the fund to make additional investments in the loans as required under the terms of the credit facility. The fund’s policy of investing 80% of its assets in a portfolio of Senior Loans may be changed only upon 60 days’ written notice to shareholders.

Senior Loans generally hold the most senior position in the capitalization structure of the Borrower. Interest rates on Senior Loans generally float daily or adjust periodically at a margin above a generally recognized base rate, such as the London Inter-Bank Offered Rate (“LIBOR”), the prime rate offered by one or more major U.S. banks, or the certificate of deposit rate. The fund will purchase Senior Loans primarily through assignments, but may also purchase participation interests in Senior Loans. An assignment represents a portion of a Senior Loan attributable to a lender. With an assignment, the fund becomes a lender for purposes of the underlying loan documentation with the Borrower. Participation interests are issued by a lender or other financial institution and represent a fractional interest in a Senior Loan. With participation interests, the fund does not become a lender under the original loan documentation.

The Fund may invest without limitation and generally intends to invest a substantial portion of its assets in Senior Loans rated below investment grade by established rating agencies (e.g., Standard & Poor’s Corporation and Moody’s Investors Service) (also known as junk bonds) or that are unrated but considered by the subadviser to be of comparable quality. The subadviser relies, to a significant degree, on its own credit analysis and analysis performed by third parties, rather than rating agency determinations.

The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit linked notes, and swaps.

The fund may invest in subordinated Senior Loans, unsecured Senior Loans, adjustable rate loans, structured notes, fixed-rate obligations and other debt securities.

The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including yankee bonds.

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. To the extent the fund borrows more money than its cash or short-term cash equivalents and invests the proceeds in Senior Loans, the Fund will create financial leverage. It will do so only when it expects to be able to invest the proceeds at a higher rate of return than its cost of borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.

The subadviser’s investment process is fundamentally driven and employs a value approach. The subadviser seeks to identify attractive industries, themes, and risk levels. The subadviser performs extensive credit and company analysis, i.e. management, loan structure, and financials, in its security selection process, which focuses on higher quality companies within each rating tier. The portfolio construction process utilizes both macro economic and fundamental analysis, and emphasizes portfolio diversification.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. In such instances, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Senior Floating Rate Fund	167

Virtus Wealth Masters Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of capital appreciation.

Principal Investment Strategies:

The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (ticker: RCH), a public index maintained by Horizon Kinetics LLC, an affiliate of the subadviser, and published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies and equity REITs managed by executives who are among the wealthiest individuals in the United States and have accumulated a substantial amount of their personal wealth through the companies that they manage. The manager believes that companies managed or influenced by individuals who have created significant wealth in their companies will outperform other companies because those managers tend to prioritize creation of long-term shareholder value over the shorter-term considerations that are typical of other corporate management. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

To be eligible for inclusion in the Index, companies must meet the following criteria:

•

The company must have an individual with significant wealth in the company and in a control position that allows for substantial decision making authority (a wealthy individual is defined as a person whose level of personal assets generally exceeds $500 million, as measured by public data)

•	The wealth individual must own at least $100 million of the common equity

•	The company must be listed on a U.S. exchange

•	The company must be an operating company and not a closed-end fund, ETF or limited partnership

•	The market capitalization must be in excess of $200 million

•	The trailing three month average daily value traded must be greater than $2 million

•	In the case of initial public offerings, the component security must have been publicly listed for at least two years

The index is equally weighted and is reviewed and rebalanced quarterly.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

168	Virtus Wealth Masters Fund

More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objectives, and each is not intended to be a complete investment program.

Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or subadviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the funds are identified in the below table and described in detail following the table. For certain funds, the indicated risks apply indirectly through the fund’s investments in other investment companies or closed-end funds.

Risks	Virtus Allocator Premium Alpha Sector Fund	Virtus Alpha- Sector Rotation Fund	Virtus Alternatives Diversifier Fund	Virtus Bond Fund	Virtus CA Tax- Exempt Bond Fund	Virtus Disciplined Equity Style Fund	Virtus Disciplined Select Bond Fund	Virtus Disciplined Select Country Fund	Virtus Dynamic Alpha- Sector Fund	Virtus Emerging Markets Debt Fund	Virtus Emerging Markets Equity Income Fund	Virtus Emerging Markets Small-Cap Fund	Virtus Foreign Oppor- tunities Fund	Virtus Global Commo- dities Stock Fund	Virtus Global Dividend Fund	Virtus Global Oppor- tunities Fund
Affiliated Fund			X
Allocation			X
Call Options
Closed-End Funds
Discount to NAV
Leverage
Proxy Voting
Commodities Concentration														X
Commodity and Commodity-Linked Instruments	X		X											X
Convertible Securities
Correlation to Index		X
Debt Securities	X		X	X	X		X			X					X
Call	X		X	X	X		X			X					X
Credit	X		X	X	X		X			X					X
Interest Rate	X		X	X	X		X			X					X
Liquidity			X				X			X
Long-Term Maturities/Durations				X	X		X			X
Depositary Receipts											X	X		X
Derivatives			X												X
Equity REIT Securities			X
Equity Securities	X	X	X			X		X	X		X	X	X	X	X	X
Growth Stocks						X										X
Large Market Capitalization Companies	X	X	X			X		X	X		X		X	X	X	X
Small and Medium Market Capitalization Companies	X		X			X		X			X		X	X	X	X
Small Market Capitalization Companies												X
Value Stocks						X

Virtus Mutual Funds	169

Risks	Virtus Allocator Premium Alpha Sector Fund	Virtus Alpha- Sector Rotation Fund	Virtus Alternatives Diversifier Fund	Virtus Bond Fund	Virtus CA Tax- Exempt Bond Fund	Virtus Disciplined Equity Style Fund	Virtus Disciplined Select Bond Fund	Virtus Disciplined Select Country Fund	Virtus Dynamic Alpha- Sector Fund	Virtus Emerging Markets Debt Fund	Virtus Emerging Markets Equity Income Fund	Virtus Emerging Markets Small-Cap Fund	Virtus Foreign Oppor- tunities Fund	Virtus Global Commo- dities Stock Fund	Virtus Global Dividend Fund	Virtus Global Oppor- tunities Fund
Exchange-Traded Funds (“ETFs”)	X	X	X			X	X	X	X					X
Foreign Investing	X		X	X				X		X	X	X	X	X	X	X
Currency Rate	X		X	X				X		X	X	X	X	X	X	X
Emerging Market Investing	X		X	X						X	X	X	X	X		X
Equity-Linked Instruments												X	X			X
Foreign Currency Transactions				X						X	X
Fund of Funds	X	X	X			X	X	X
Geographic Concentration					X					X	X
High Yield-High Risk Securities (Junk Bonds)	X		X	X			X			X
Income	X		X												X
Industry/Sector Concentration	X	X	X						X					X	X
Infrastructure-Related Investment			X												X
Leverage			X						X
Limited Number of Investments												X
Liquidity			X
Loan Participations										X
Low Volatility Strategy
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Master Limited Partnership (“MLP”)			X												X
Model Portfolio	X	X				X	X	X	X
Mortgage-Backed and Asset-Backed Securities				X
Municipal Bond Market					X
Non-Diversification			X							X				X
Portfolio Turnover	X	X				X	X	X	X
Preferred Stock			X												X
Real Estate	X
Sector Focused Investing
Short Sales			X						X
Short-Term Investments	X	X
Tax-Exempt Securities					X
Tax Liability					X
Unrated Fixed Income Securities			X		X					X
U.S. Government Securities	X	X		X			X		X	X

170	Virtus Mutual Funds

Risks	Virtus Global Premium Alpha Sector Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Oppor- tunities Fund	Virtus Greater European- Oppor- tunities Fund	Virtus Herzfeld Fund	Virtus High Yield Fund	Virtus Inter- national Equity Fund	Virtus Inter- national Real Estate Securities Fund	Virtus International Small-Cap Fund	Virtus Low Volatility Equity Fund	Virtus Multi- Sector Intermediate Bond Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Premium Alpha- Sector Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund	Virtus Wealth Masters Fund
Affiliated Fund
Allocation
Call Options										X
Closed-End Funds					X
Discount to NAV					X
Leverage					X
Proxy Voting					X
Commodities Concentration
Commodity and Commodity-Linked					X
Convertible Securities					X
Correlation to Index													X			X
Debt Securities					X	X					X	X			X
Call					X	X					X	X			X
Credit					X	X					X	X			X
Interest Rate					X	X					X	X			X
Liquidity					X										X
Long-Term Maturities/ Durations					X	X					X
Depositary Receipts							X		X
Derivatives					X										X
Equity REIT Securities		X			X			X						X		X
Equity Securities	X	X	X	X	X		X	X	X	X			X	X		X
Growth Stocks					X
Large Market Capitalization Companies	X	X	X	X	X		X	X		X			X	X		X
Small and Medium Market Capitalization Companies	X	X	X	X	X		X	X						X		X
Small Market Capitalization Companies					X				X
Value Stocks					X		X
Exchange-Traded Funds (“ETFs”)	X				X					X			X
Foreign Investing	X	X	X	X	X	X	X	X	X		X	X			X
Currency Rate	X	X	X	X	X	X	X	X	X		X	X			X
Emerging Market Investing	X	X	X	X	X	X	X	X	X		X	X
Equity-Linked Instruments			X	X	X
Foreign Currency Transactions		X			X	X		X	X		X	X			X
Fund of Funds	X				X					X			X
Geographic Concentration		X	X	X	X			X
High Yield-High Risk Securities (Junk Bonds)					X	X					X	X			X
Income					X
Industry/Sector Concentration	X	X			X	X		X					X	X
Infrastructure-Related Investment					X

Virtus Mutual Funds	171

Risks	Virtus Global Premium Alpha Sector Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Oppor- tunities Fund	Virtus Greater European- Oppor- tunities Fund	Virtus Herzfeld Fund	Virtus High Yield Fund	Virtus Inter- national Equity Fund	Virtus Inter- national Real Estate Securities Fund	Virtus International Small-Cap Fund	Virtus Low Volatility Equity Fund	Virtus Multi- Sector Intermediate Bond Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Premium Alpha- Sector Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund	Virtus Wealth Masters Fund
Leverage															X
Limited Number of Investments					X				X
Liquidity					X
Loan Participations					X										X
Low Volatility Strategy										X
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Master Limited Partnership (“MLP”)					X
Model Portfolio	X												X
Mortgage-Backed and Asset-Backed Securities					X	X					X	X
Municipal Bond Market					X
Non-Diversification		X			X			X						X
Portfolio Turnover	X												X
Preferred Stock					X
Real Estate					X
Sector Focused Investing					X											X
Short Sales					X
Short-Term Investments	X				X								X
Tax-Exempt Securities					X
Tax Liability					X
Unrated Fixed Income Securities					X										X
U.S. Government Securities	X				X	X					X	X	X

In order to determine which risks are principal risks for a fund, please refer to the table above.

Affiliated Fund Risk

The fund’s adviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds to serve as underlying funds, which may create a conflict of interest because the adviser receives fees from affiliated funds, some of which pay the adviser more than others. However, as a fiduciary to the fund the adviser is obligated to act in the fund’s best interest when selecting underlying funds.

Allocation Risk

A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Call Options Risks

•

Written Index Call Option Risk. A liquid market may not exist for options held by the fund. If the fund is not able to close out a written call option position, the fund may not be able to sell the underlying security. The fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. If the fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes once the calls are closed at a profit. Distributions of net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the fund will have no control over the exercise of the call options, it may be forced

172	Virtus Mutual Funds

to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The fund is not designed for investors seeking a tax efficient investment.

•

Purchased Call Option Risk. When the fund purchases a call option on a security, index or index future, it may lose the entire premium paid if the underlying security, index or index future does not increase in value. The fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the fund.

Closed-End Fund Investment Risk

Investing in closed-end funds involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the fund level may be reduced by the operating expenses and fees of such other closed-end funds, including advisory fees. There can be no assurance that the investment objective of any fund in which the fund invests will be achieved. Closed-end funds are subject to the risks of investing in the underlying securities. The fund, as a holder of the securities of a closed-end fund, will bear its pro rata portion of the closed-end fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations. To the extent the fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a stockholder in the fund will bear not only his proportionate share of the expenses of the fund, but also, indirectly, the expenses of the purchased investment company. The market price of a closed-end fund fluctuates and may be either higher or lower than the NAV of such closed-end fund.

•

Risk of Market Price Discount from Net Asset Value. Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities. Whether the fund will realize gains or losses upon the sale of shares of underlying closed-end funds will depend not upon the underlying closed-end funds’ net asset values, but entirely upon whether the market price of the shares at the time of sale is above or below the purchase price for the shares.

•

Leverage Risk. Closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a closed-end fund to increased risks. These risks may include the likelihood of increased price and NAV volatility and the possibility that such closed-end fund’s common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the closed-end fund incurs capital losses, the return to common stockholders, such as the fund, will be less than if leverage had not been used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

•

Proxy Voting. To comply with provisions of the 1940 Act, on any matter upon which stockholders of a closed-end fund in which the fund has invested are solicited to vote, the fund’s investment adviser will vote such shares in the same general proportion as shares held by other stockholders of such closed-end fund or seek instructions from the fund’s stockholders with regard to the voting on such matter. Compliance with such provisions regarding its voting of proxies may cause the fund to incur additional costs. In addition, if the fund votes its proxies in the same general proportion as shares held by other stockholders, the fund may be required to vote contrary to that which the adviser believes is in the fund’s best interests in light of its investment objective and strategy.

Strategies may be employed by an underlying investment company that, under certain circumstances, has the effect of reducing its share price and the fund’s proportionate interest. These include rights offerings in which the fund does not subscribe. However, the fund would subscribe only when the subadviser believes participation is consistent with pursuing the fund’s investment objective.

Commodities Concentration Risk

The value of the investments of a fund that focuses its investments in a particular industry or market sector, such as commodities and commodities-related companies, will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a

Virtus Mutual Funds	173

particular industry or market sector. Events negatively affecting commodities and commodities-related companies in which the fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Commodity and Commodity-Linked Instruments Risk

Investments by a fund in commodities or commodity-linked instruments may subject the fund’s portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which a fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Convertible Securities Risk

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Debt Securities Risk

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk. Senior Floating Rate Fund: Generally, Senior Loans are less susceptible to this risk than certain other types of fixed income securities, because the payment of principal and interest on Senior Loans will take precedence over other payment obligations of the borrower.

•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•	Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

174	Virtus Mutual Funds

•	Liquidity. Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•

Long-Term Maturities/Durations Risk. The risk that fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

•

Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Depositary Receipts

Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies.

Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.

Derivatives Risk

A fund may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser to comply with particular regulatory requirements.

Equity REIT Securities Risk

REITs are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. A fund that invests in REITs and REIT-like entities will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the fund.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to

Virtus Mutual Funds	175

events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•

Growth Stocks. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•

Large Market Capitalization Companies. The value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Small and Medium Market Capitalization Companies. Small-and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small-and medium-sized companies may be more volatile, and may face a greater risk of business failure, which could increase the volatility and risk of loss to a fund.

•

Small Market Capitalization Companies. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•

Value Stocks. There is the a possibility that a fund’s focus on value investing will cause the fund to underperform when value investing is out of favor, or that investments in companies whose securities are believed to be undervalued, do not appreciate as anticipated. Value investing may increase the volatility of the fund’s share price.

Exchange-Traded Funds (ETFs) Risk

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Foreign Investing Risk

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•

Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have

176	Virtus Mutual Funds

economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

•

Equity-Linked Instruments. Equity-linked instruments are instruments of various types issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security, including benefits from dividends and other corporate actions, but without certain rights of direct investment in the referenced securities, such as voting rights. In addition to the market and other risks of the referenced equity security, equity-linked instruments involve counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, a fund will invest in equity-linked instruments in order to obtain exposure to certain countries in which it does not have local accounts.

•

Foreign Currency Transactions. A fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.

Fund of Funds Risk

Achieving a fund’s objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since a fund’s performance depends on that of each underlying mutual fund, it may be subject to increased volatility.

Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or a fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.

Geographic Concentration Risk

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Virtus Mutual Funds	177

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk

Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If a fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Income Risk

The income shareholders receive from a fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase. For investments in inflation-protected treasuries (TIPS), income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.

Industry/Sector Concentration Risk

The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Infrastructure-Related Investment Risk

Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Leverage Risk

When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.

Limited Number of Investments Risk

The risk that a fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

Liquidity Risk

Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily

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sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Loan Participations

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Low Volatility Strategy Risk

The effectiveness of the techniques used to attempt to limit the volatility in a fund’s portfolio may be reduced if the prices of portfolio securities and call options move in unexpected ways. This may limit the fund’s gains or expose the fund to losses. The success of these techniques will depend in part upon the subadviser’s ability to correctly predict the movement of the call options in relation to the rest of the fund’s portfolio. A fund’s use of these techniques may also increase the amount of taxes payable by the fund or its shareholders.

Market Volatility Risk

The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

Master Limited Partnership (MLP) Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from a fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.

Model Portfolio Risk

Certain funds rely heavily on quantitative models, which are constructed using information and data supplied by third-party vendors. When a model proves to be incorrect or incomplete, any decisions made in reliance thereon expose the fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is inputted correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics such as derivative securities, or may perform differently from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns.

Use of a model does not guarantee any particular results. The rebalancing techniques used by the fund’s subadviser may result in a higher portfolio turnover rate and related expenses compared to traditional “buy and hold” or index fund

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strategies. A higher portfolio turnover rate increases the likelihood of higher gains or losses for investors. In addition, others may attempt to utilize public information related to the fund’s investment strategy in a way that may affect performance.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Bond Market Risk

The amount of public information available about municipal bonds is generally less than that of corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Non-Diversification Risk

A non-diversified investment company is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.

Preferred Stock Risk

Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer that are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity

180	Virtus Mutual Funds

issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.

Real Estate Investment Risk

Investing in companies that invest in real estate (“Real Estate Companies”) exposes a fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real Estate Companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. A fund that invests in REITs and REIT-like entities will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause a fund to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the fund.

Sector Focused Investing Risk

The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Short Sales Risk

A fund may engage in short sales, which are transactions in which a fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. A fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund received for the security at the time it was borrowed. When engaging in short sales, the fund will transact with a prime broker. In the event that the prime broker becomes insolvent, the fund may be unable to settle pending short sales, engage in additional short sales and/or access its assets that are held by the broker, for a period of time.

Short-Term Investments

A fund may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Tax-Exempt Securities Risk

The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

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Tax Liability Risk

The risk that distributions by a fund become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.

Unrated Fixed Income Securities Risk

A fund’s subadviser has the authority to make determinations regarding the quality of such securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

182	Virtus Mutual Funds

Management of the Funds

The Adviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of September 30, 2012, VIA had approximately $27.4 billion in assets under management. VIA has acted as an investment adviser for over 70 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), a publicly traded multi-manager asset management business.

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers, and for certain of the funds, recommending their hiring, termination and replacement.

VIA has appointed and oversees the activities of each of the subadvisers for the funds as follows. Each subadviser manages the investments of that fund (except Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Dynamic AlphaSector Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund, for which F-Squared Alternative Investments, LLC (“F-Squared Alternative”) and F-Squared Institutional are limited services subadvisers).

Virtus Allocator Premium AlphaSector Fund	Euclid and F-Squared Institutional
Virtus AlphaSector Rotation Fund	Euclid and F-Squared Institutional
Virtus Alternatives Diversifier Fund	Euclid
Virtus Bond Fund	Newfleet Asset Management, LLC (“Newfleet”)
Virtus CA Tax-Exempt Bond Fund	Newfleet
Virtus Disciplined Equity Style Fund	Newfound Investments, LLC (“Newfound”)
Virtus Disciplined Select Bond Fund	Newfound
Virtus Disciplined Select Country Fund	Newfound
Virtus Dynamic AlphaSector Fund	Euclid and F-Squared Alternative
Virtus Emerging Markets Debt Fund	Newfleet
Virtus Emerging Markets Equity Income Fund	Kleinwort Benson Investors International, Ltd. (“KBI”)
Virtus Emerging Markets Small-Cap Fund	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)
Virtus Foreign Opportunities Fund	Vontobel Asset Management, Inc. (“Vontobel”)
Virtus Global Commodities Stock Fund	BMO Asset Management Corp. (“BMO AM”) and Coxe Advisors, LLP (“Coxe”) (sub-subadviser)
Virtus Global Dividend Fund	Duff & Phelps Investment Management Co. (“Duff & Phelps”)
Virtus Global Opportunities Fund	Vontobel
Virtus Global Premium AlphaSector Fund	Euclid and F-Squared Institutional
Virtus Global Real Estate Securities Fund	Duff & Phelps
Virtus Greater Asia ex Japan Opportunities Fund	Vontobel
Virtus Greater European Opportunities Fund	Vontobel
Virtus Herzfeld Fund	Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”)
Virtus High Yield Fund	Newfleet
Virtus International Equity Fund	Euclid
Virtus International Real Estate Securities Fund	Duff & Phelps
Virtus International Small-Cap Fund	Kayne
Virtus Low Volatility Equity Fund	Rampart Investment Management Company, LLC (“Rampart”)

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Virtus Multi-Sector Intermediate Bond Fund	Newfleet
Virtus Multi-Sector Short Term Bond Fund	Newfleet
Virtus Premium AlphaSector Fund	Euclid and F-Squared Institutional
Virtus Real Estate Securities Fund	Duff & Phelps
Virtus Senior Floating Rate Fund	Newfleet
Virtus Wealth Masters Fund	Horizon Asset Management, LLC (“Horizon”)

Management Fees

Each fund, except Virtus Alternatives Diversifier Fund, pays VIA an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates. Virtus Alternatives Diversifier Fund does not pay an investment management fee.

Virtus Premium AlphaSector Fund	1.10%

	First $1 billion	Over $1 billion
Virtus AlphaSector Rotation Fund	0.45%	0.40%
Virtus Bond Fund	0.45%	0.40%
Virtus Emerging Markets Debt Fund	0.75%	0.70%
Virtus Emerging Markets Equity Income Fund	1.05%	1.00%
Virtus Emerging Markets Small-Cap Fund	1.20%	1.15%
Virtus Greater Asia ex Japan Opportunities Fund	1.00%	0.95%
Virtus Greater European Opportunities Fund	0.85%	0.80%
Virtus Herzfeld Fund	1.00%	0.95%
Virtus International Small-Cap Fund	1.00%	0.95%
Virtus Wealth Masters Fund	0.85%	0.80%

	First $1 billion	$1+ billion through $2 billion	Over $2 billion
Virtus CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Virtus Global Commodities Stock Fund	1.00%	0.95%	0.90%
Virtus Global Dividend Fund	0.65%	0.60%	0.55%
Virtus Global Opportunities Fund	0.85%	0.80%	0.75%
Virtus Global Real Estate Securities Fund	0.85%	0.80%	0.75%
Virtus High Yield Fund	0.65%	0.60%	0.55%
Virtus International Real Estate Securities Fund	1.00%	0.95%	0.90%
Virtus Multi-Sector Intermediate Bond Fund	0.55%	0.50%	0.45%
Virtus Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%
Virtus Real Estate Securities Fund	0.75%	0.70%	0.65%
Virtus Senior Floating Rate Fund	0.60%	0.55%	0.50%

	First $2 billion	$2+ billion through $4 billion	Over $4 billion
Virtus Allocator Premium AlphaSector Fund	1.10%	1.05%	1.00%
Virtus Disciplined Equity Style Fund	1.00%	0.95%	0.90%
Virtus Disciplined Select Bond Fund	0.80%	0.75%	0.70%

184	Virtus Mutual Funds

	First $2 billion	$2+ billion through $4 billion	Over $4 billion
Virtus Disciplined Select Country Fund	1.10%	1.05%	1.00%
Virtus Foreign Opportunities Fund	0.85%	0.80%	0.75%
Virtus Global Premium AlphaSector Fund	1.10%	1.05%	1.00%
Virtus International Equity Fund	0.85%	0.80%	0.75%
Virtus Low Volatility Equity Fund	0.95%	0.90%	0.85%

Virtus Dynamic AlphaSector Fund pays VIA an investment management fee that is accrued daily at an annual base rate of 1.50% of the first $1 billion of the fund’s average daily Managed Assets and 1.40% of the fund’s average daily Managed Assets of the fund exceeding $1 billion. “Managed Assets” means the total assets of the fund, including any assets attributable to borrowings, minus the fund’s accrued liabilities other than such borrowings. This fee is subject to a performance adjustment in accordance with a rate schedule (the “fulcrum fee”). The performance adjustment increases or decreases the management fee based on how well the fund has performed relative to the S&P 500® Index (the “Index”). The fee rate will be adjusted by adding or subtracting 0.10% (10 basis points) for each 1.00% of absolute performance by which the fund’s performance exceeds or lags that of the Index. The maximum performance adjustment is plus or minus 1.00% (100 basis points), which would occur if the fund performed 10 percentage points better or worse than the Index.

Performance is measured for purposes of the performance adjustment over the most recent 36-month period (i.e., a rolling 36-month period), consisting of the current month for which performance is available plus the previous 35 months. This comparison will be made, and the advisory fee adjusted, at the end of each month. During the period from February 6, 2012 (the date on which the investment management fee was amended to include the performance adjustment) to February 5, 2013, no performance adjustment will apply, and the fund will pay the base fee as it currently does. VIA will be entitled to receive a performance adjustment only after completion of this initial twelve-month period. Beginning on February 6, 2013, the performance adjustment will be calculated based upon the cumulative performance period since February 6, 2012; after 36 months have elapsed since that date, the fund will begin calculating the performance adjustment based upon the most recent 36-month period on a rolling basis. In calculating the fund’s investment management fee when the performance adjustment applies, the fee rate as adjusted will be multiplied by the fund’s average daily Managed Assets over the same time period used to determine the level of the adjustment (generally, a rolling 36-month period, as set forth above).

Any performance adjustment will be based upon the fund’s performance compared to the performance of the Index. A performance adjustment will not be based on whether the fund’s absolute performance is positive or negative, but rather based on whether the fund’s performance is better or worse than the performance of the Index. The fund could therefore pay a performance adjustment for positive relative performance even if the fund’s shares decrease in value, so long as the fund’s performance exceeds that of the Index.

In its last fiscal year, those funds that had been in operation for at least one year paid fees to the adviser at the following percentage of average net assets:

Virtus Allocator Premium AlphaSector Fund	1.10%
Virtus AlphaSector Rotation Fund	0.45%
Virtus Bond Fund	0.45%
Virtus CA Tax-Exempt Bond Fund	0.45%
Virtus Dynamic AlphaSector Fund*	1.83%
Virtus Foreign Opportunities Fund	0.85%
Virtus Global Commodities Stock Fund	1.00%
Virtus Global Dividend Fund	0.65%
Virtus Global Opportunities Fund	0.85%
Virtus Global Premium AlphaSector Fund	1.10%

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Virtus Global Real Estate Securities Fund	0.85%
Virtus Greater Asia in Japan Opportunities Fund	1.00%
Virtus Greater European Opportunities Fund	0.85%
Virtus High Yield Fund	0.65%
Virtus International Equity Fund	0.85%
Virtus International Real Estate Securities Fund	1.00%
Virtus Multi-Sector Intermediate Bond Fund	0.55%
Virtus Multi-Sector Short Term Bond Fund	0.48%
Virtus Premium AlphaSector Fund	1.10%
Virtus Real Estate Securities Fund	0.74%
Virtus Senior Floating Rate Fund	0.60%

* Fees reflect rates paid under previous fee schedules.

The Subadvisers

BMO AM (formerly Harris Investment Management, Inc.) is located at 115 South LaSalle Street, 11th Floor, P.O. Box 755, Chicago, IL 60603. BMO AM has been an investment adviser since 1989. BMO AM is a wholly-owned subsidiary of BMO Financial Corp., which is wholly owned by Bank of Montreal, a publicly-held Canadian diversified financial services company. As of September 30, 2012, Harris had approximately $32 billion in assets under management.

Duff & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of September 30, 2012, Duff & Phelps had approximately $9.1 billion in assets under management on a discretionary basis.

Euclid, an affiliate of VIA, has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. Euclid serves as subadviser to mutual funds. As subadviser to Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund, Euclid is responsible for determining final allocations and trading decisions following receipt of F-Squared Alternative’s and F-Squared Institutional’s investment recommendations. As of September 30, 2012, Euclid had approximately $5.8 billion in assets under management.

F-Squared Alternative is located at 2221 Washington Street, Suite 201, Newton, MA 02462. F-Squared Alternative has been an investment adviser since 2011 and provides investment management and advisory services to institutional and separately managed accounts. As of September 30, 2012, F-Squared Alternative had approximately $14 million in assets under management or advisement.

F-Squared Institutional is located at 2221 Washington Street, Suite 201, Newton, MA 02462. F-Squared Institutional has been an investment adviser since 2010 and provides investment management and advisory services to institutional and separately managed accounts. As of September 30, 2012, F-Squared Institutional had approximately $5.3 billion in assets under management or advisement.

Herzfeld is located at 119 Washington Avenue, Suite 504, Miami, FL 33139. Herzfeld has specialized in the closed-end fund industry since its founding in 1984. As of September 30, 2012, Herzfeld had $153 million in assets under management.

Horizon is located at 470 Park Avenue South, New York, NY 10016 and has been an investment adviser since 1994. Horizon is owned by Horizon Kinetics LLC (“Horizon Kinetics”), an independently owned and operated firm formed in May 2011. As of September 30, 2012, Horizon Kinetics had approximately $7.1 billion in assets under management.

Kayne, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of September 30, 2012, Kayne had approximately $6.7 billion in assets under management.

186	Virtus Mutual Funds

KBI is located at One Rockefeller Plaza, 32nd Floor, New York, NY 10020 and has been a registered investment adviser since 2001 As of September 30, 2012, KBI has $4.3 billion in assets under management.

Newfleet, an affiliate of VIA, has locations at 909 Montgomery Street, San Francisco, CA 94133 and 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2012, Newfleet had approximately $10.2 billion in assets under management. Newfleet has been an investment adviser since 1989.

Newfound, an affiliate of VIA, is located at 100 Pearl Street, Hartford, CT 06103. Newfound is a partnership between Virtus and Newfound Research, a financial technology and product innovation firm and has been an investment adviser since 2012. As of December 31, 2012, Newfound had approximately $3 million in assets under management.

Rampart, an affiliate of VIA, is located at One International Place, 14th Floor, Boston, MA 02110. Rampart has been an investment adviser since 1983 and provides investment management and advisory services to mutual funds and institutional and high net worth investors through separately managed accounts. As of March 31, 2013, Rampart had approximately $1.4 billion in assets under management.

Vontobel is located at 1540 Broadway, 38th Floor, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as subadviser to six series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of September 30, 2012, Vontobel managed approximately $32 billion.

VIA pays each subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:

Virtus Allocator Premium AlphaSector Fund	20% of net investment management fee to Euclid 50% of net investment management fee to F-Squared Institutional
Virtus AlphaSector Rotation Fund	Euclid: 20% of the net investment management fee F-Squared Institutional: 0.20% on the first $1 billion, 0.175% over $1 billion
Virtus Alternatives Diversifier Fund	50% of net investment management fee
Virtus Bond Fund	50% of net investment management fee
Virtus CA Tax-Exempt Bond Fund	50% of net investment management fee
Virtus Disciplined Equity Style Fund	50% of net investment management fee
Virtus Disciplined Select Bond Fund	50% of net investment management fee
Virtus Disciplined Select Country Fund	50% of net investment management fee
Virtus Dynamic AlphaSector Fund**

Euclid: 20% of net investment management fee, as adjusted upward or downward by applying 26% of the performance adjustment

F-Squared Alternative: 53.3% of net investment management fee, as adjusted upward or downward by applying 74% of the performance adjustment

Virtus Emerging Markets Debt Fund	50% of net investment management fee
Virtus Emerging Markets Equity Income Fund	50% of net investment management fee
Virtus Emerging Markets Small-Cap Fund	50% of net investment management fee
Virtus Foreign Opportunities Fund	50% of net investment management fee
Virtus Global Commodities Stock Fund	50% of net investment management fee*
Virtus Global Dividend Fund	50% of net investment management fee
Virtus Global Opportunities Fund	50% of net investment management fee
Virtus Global Premium AlphaSector Fund	20% of net investment management fee to Euclid 50% of net investment management fee to F-Squared Institutional

Virtus Mutual Funds	187

Virtus Global Real Estate Securities Fund	50% of net investment management fee
Virtus Greater Asia ex Japan Opportunities Fund	50% of net investment management fee
Virtus Greater European Opportunities Fund	50% of net investment management fee
Virtus Herzfeld Fund	50% of net investment management fee
Virtus High Yield Fund	50% of net investment management fee
Virtus International Equity Fund	50% of net investment management fee
Virtus International Real Estate Securities Fund	50% of net investment management fee
Virtus International Small-Cap Fund	50% of net investment management fee
Virtus Low Volatility Equity Fund	50% of net investment management fee
Virtus Multi-Sector Intermediate Bond Fund	50% of net investment management fee
Virtus Multi-Sector Short Term Bond Fund	50% of net investment management fee
Virtus Premium AlphaSector Fund	20% of net investment management fee to Euclid 50% of net investment management fee to F-Squared Institutional
Virtus Real Estate Securities Fund	50% of net investment management fee
Virtus Senior Floating Rate Fund	50% of net investment management fee
Virtus Wealth Masters Fund	50% of net investment management fee

* BMO pays 40% of its subadvisory fee to Coxe as sub-subadviser.

** See “Management Fees” for a description of the performance adjustment applicable to the investment management fees paid by Virtus Dynamic AlphaSector Fund.

Except as otherwise set forth below, a discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the funds’ 2013 semiannual report, covering the period October 1, 2012 through March 31, 2013. With respect to Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Herzfeld Fund, Virtus International Small-Cap Fund and Virtus Wealth Masters Fund, a discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the funds’ 2012 annual report, covering the period from inception on September 5, 2012 through September 30, 2012. With respect to Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund and Virtus Disciplined Select Country Fund, a discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreement is available in the funds’ 2013 semi-annual report, covering the period from inception on December 18, 2012 through March 31, 2013 . With respect to Virtus Low Volatility Equity Fund, discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory a agreements is available in the fund’s annual report, covering the period from inception through September 30, 2013. With respect to Virtus Emerging Markets Small-Cap Fund, discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be available in the fund’s 2014 semiannual report, covering the period from inception through March 31, 2014.

VIA and the funds, except Virtus AlphaSector Rotation Fund, Virtus International Real Estate Securities Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Real Estate Securities Fund, have received an exemptive order from the SEC that permits VIA, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action.

The Sub-Subadviser

Coxe is located at 190 South LaSalle Street, Chicago, IL 60603. Coxe has been an adviser since 2009 and serves as a Strategy Advisor to BMO Financial Group. As of September 30, 2012, Coxe had approximately $448 million in assets under management.

Harris pays Coxe a fee at the rate of 40% of its subadvisory fee.

188	Virtus Mutual Funds

Portfolio Management

The following individuals are responsible for the day-to-day management of the funds’ portfolios.

BMO AM

Virtus Global Commodities Stock Fund	Ernesto Ramos (since February 2012)

Ernesto Ramos, PhD. Dr. Ramos joined BMO AM in 2005 and is Managing Director and Head of Equities. Dr. Ramos is a member of BMO AM’s Investment Committee and leads the team responsible for portfolio management and research for all equity strategies. He has over 25 years of experience in the investment management industry.

Coxe

Virtus Global Commodities Stock Fund	Donald G. M. Coxe (since the fund’s inception in March 2011)

Donald G. M. Coxe. Mr. Coxe is Chairman, Portfolio Manager and Chief Strategist at Coxe Advisors (since 2009). He has served as Investment Consultant to the Coxe Commodity Strategy Fund, a Canadian registered fund, since June 2008. As Strategy Advisor for BMO Financial Group, he publishes an institutional portfolio strategy journal, Basic Points, which is distributed in North America, Europe and Asia. Previously, he served as CEO of a major Canadian investment counseling firm, research director and strategist for a leading Canadian institutional dealer, a strategist on Wall Street, and CEO and CIO for Harris Investment Management, Inc. At Harris, he was, until 2006 co-manager and/or portfolio strategist of the flagship Harris Insight Equity Fund. Mr. Coxe has more than 39 years of investment experience.

Duff & Phelps

Virtus Global Dividend Fund	Connie M. Luecke, CFA Randle L. Smith, CFA (both since the fund’s inception in 2004)
Virtus Global Real Estate Securities Fund	Geoffrey P. Dybas, CFA Frank J. Haggerty, Jr., CFA (both since the fund’s inception in 2009)
Virtus International Real Estate Securities Fund	Geoffrey P. Dybas, CFA Frank J. Haggerty, Jr., CFA (both since the fund’s inception in 2007)
Virtus Real Estate Securities Fund	Geoffrey P. Dybas, CFA (since 1998) Frank J. Haggerty, Jr., CFA (since 2007)

Geoffrey P. Dybas, CFA. Mr. Dybas joined Duff & Phelps in 1995 and serves as Senior Vice President, Global Real Estate Securities team head and Senior Portfolio Manager (since 2007); previously he was Senior Vice President and Portfolio Manager (1998-2007). He is Senior Portfolio Manager and co-founder for all dedicated REIT portfolios managed by Duff & Phelps, inclusive of the real estate strategies in the Virtus Opportunities Trust. In addition, Mr. Dybas manages the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; an affiliated mutual fund series offered under certain universal life insurance and annuity products; and separate institutional accounts.

Frank J. Haggerty Jr., CFA. Mr. Haggerty is Senior Vice President (since 2007; previously Vice President (2005-2007)) and Portfolio Manager (since 2007) for Duff & Phelps and has served as a Senior Real Estate Securities Analyst since joining the firm in 2005, providing support for the dedicated REIT products managed by Duff & Phelps, inclusive of the real estate strategies in the Virtus Opportunities Trust. Mr. Haggerty is also a Portfolio Manager for the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; an affiliated mutual fund series offered under certain universal life insurance and annuity products; and separate institutional accounts. Prior to joining Duff & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management for seven years.

Virtus Mutual Funds	189

Connie M. Luecke, CFA. Ms. Luecke joined Duff & Phelps in 1992 and has been a Senior Vice President since 1998. She has served as the co-portfolio manager of the Global Dividend Fund since its inception in 2004. Ms. Luecke has been the senior telecommunications analyst for the DNP Select Income Fund Inc. since 1996. Ms. Luecke concentrates her research on the global communications and transportation infrastructure industries. Prior to joining Duff & Phelps, Connie was a financial valuation consultant with Coopers & Lybrand for two years and research assistant with Harris Associates L.P. for six years.

Randle L. Smith, CFA. Mr. Smith joined Duff & Phelps in 1990 and has been a Senior Vice President since 1998. He has served as the co-portfolio manager of the Global Dividend Fund since its inception in 2004. Mr. Smith has been a senior utilities analyst for the DNP Select Income Fund Inc. since 1996. Mr. Smith concentrates his research on the global utilities, transportation and energy infrastructure industries. Prior to joining Duff & Phelps, Mr. Smith worked for eight years at NiSource, an Indiana-based electric and gas utility company.

Euclid

Virtus Allocator Premium AlphaSector Fund	Amy Robinson (since the fund’s inception in March 2011)
Virtus AlphaSector Rotation Fund	Amy Robinson (since 2009)
Virtus Alternatives Diversifier Fund	David Dickerson Carlton Neel (both since 2008)
Virtus Dynamic AlphaSector Fund	Amy Robinson (since February 2012)
Virtus Global Premium AlphaSector Fund	Amy Robinson (since the fund’s inception in March 2011)
Virtus Premium AlphaSector Fund	Amy Robinson (since the fund’s inception in July 2010)

Frederick A. Brimberg. Mr. Brimberg is Senior Managing Director and Senior Portfolio Manager at Euclid (since July 2012). Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management with a focus on the international separately managed account product. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with various positions at Lexington Management, Brimberg & Co., and Lehman Brothers Kuhn Loeb Inc.

David Dickerson. Mr. Dickerson is Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Balanced Fund (equity portion), Virtus Growth & Income Fund and Virtus Tactical Allocation Fund (equity portion), as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Carlton Neel. Mr. Neel is Senior Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig. He also serves as portfolio manager of the Virtus Balanced Fund (equity portion), Virtus Growth & Income Fund and Virtus Tactical Allocation Fund (equity portion), as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Amy Robinson. Ms. Robinson is Managing Director of Euclid (since September 2011) and Newfound (since October 2012), and leads Euclid’s equity trading function. She also served in this role for VIA from 1992 to 2011. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As portfolio manager of the above-named funds, she is responsible for determining final allocations and trading decisions following receipt of the limited services subadviser’s investment recommendations. Ms. Robinson has 33 years of investment experience and is former president of the Security Traders Association of Connecticut.

190	Virtus Mutual Funds

F-Squared Alternative and F-Squared Institutional

Virtus Allocator Premium AlphaSector Fund	Howard Present (since the fund’s inception in March 2011)
Virtus AlphaSector Rotation Fund	Howard Present (since 2009)
Virtus Dynamic AlphaSector Fund	Howard Present (since February 2012)
Virtus Global Premium AlphaSector Fund	Howard Present (since the fund’s inception in March 2011)
Virtus Premium AlphaSector Fund	Howard Present (since the fund’s inception in July 2010)

Howard Present. Mr. Present is co-founder, President and CEO of F-Squared Alternative and F-Squared Institutional (“F-Squared”). As Portfolio Manager of the above-named funds, he is responsible for providing the model portfolios to Virtus. Prior to F-Squared, he was founder and President of Helicon Partners LLC (2004-2006), a boutique management firm specializing in new business development within the financial services industry. Mr. Present has over 24 years of investment management industry experience.

Herzfeld

Virtus Herzfeld Fund	Cecilia L. Gondor Erik M. Herzfeld Thomas J. Herzfeld (each since the fund’s inception in September 2012)

Cecilia L. Gondor. Ms. Gondor is the Executive Vice President and Chief Investment Officer of Herzfeld. Ms. Gondor is Head of Research and editor of the monthly research publication, The Investor’s Guide to Closed-End Funds, a comprehensive report which deals with timely topics related to the industry. She is frequently interviewed on the subject in print, on radio and television and is a frequent speaker at investment conferences. Ms. Gondor joined Herzfeld in 1984.

Erik M. Herzfeld. Mr. Herzfeld is Managing Director at Herzfeld and is responsible for closed-end fund trading and portfolio management activities. He also serves as portfolio manager for a closed-end fund managed by Herzfeld. Before joining the firm in 2007, he served in quantitative research and trading roles with both Lehman Brothers (1998-2000) and JPMorgan (2000-2007), where he served as a Vice President in New York and Asia.

Thomas J. Herzfeld. Mr. Herzfeld is the Chairman and President of Herzfeld. He also serves as portfolio manager for closed-end fund trading programs and a closed-end fund managed by Herzfeld. He is author of the first textbook published on the subject of closed-end funds, The Investor’s Guide to Closed-End Funds (McGraw-Hill, 1979), as well as five other books dedicated to the industry. He is widely considered to be the leading expert in the field of closed-end funds. Mr. Herzfeld has been quoted in thousands of articles and has written hundreds of his own on the subject of closed-end funds. He has written periodically for Barron’s and has made television appearances on Wall Street Week, The Nightly Business Report and CNBC. Prior to 1981, Mr. Herzfeld was Executive Vice President and Director of a NYSE member firm.

Horizon

Virtus Wealth Masters Fund	Murray Stahl Matthew Houk (each since the fund’s inception in September 2012)

Murray Stahl. Mr. Stahl is Portfolio Manager at Horizon and serves as Chairman, Chief Investment Officer and Co-Founder of Horizon Kinetics. He has over thirty years of investing experience and is responsible for overseeing the Horizon Research Team. Murray also serves as Chairman of the firm’s Investment Committee, which is responsible for all portfolio management decisions. Previously, Murray spent 16 years at Bankers Trust Company (1978-1994) as a senior portfolio manager and research analyst, where he ultimately managed approximately $600 million in trust and fund assets and was deeply involved in new product development.

Virtus Mutual Funds	191

Matthew Houk. Mr. Houk is Portfolio Manager at Horizon. He also has portfolio management and research responsibilities at Horizon Kinetics and is Co-Portfolio Manager of a small-cap fund managed by an affiliate Horizon. Mr. Houk joined the firm in 2008; previously, Mr. Houk was with Goldman, Sachs & Co. (2005-2008).

Kayne

Virtus Emerging Markets Small-Cap Fund	James Fletcher, CFA Craig Thrasher, CFA (both since the fund’s inception in December 2013)

Virtus International Small-Cap Fund	Craig Stone Craig Thrasher, CFA (each since the fund’s inception in September 2012)

James Fletcher, CFA. Mr. Fletcher is a Portfolio Manager and Research Analyst at Kayne (since November 2013). Prior to joining Kayne, Mr. Fletcher was a senior research analyst with Westwood Global Investments, where he was responsible for leading the research team within all industries and countries across emerging markets (2007 to 2013).

Craig Stone. Mr. Stone is a Portfolio Manager and Senior Research Analyst at Kayne with primary research responsibilities for the small- and mid-capitalization capital goods and energy sectors. He is also Co-Portfolio Manager of the Virtus Mid-Cap Core Fund and the Virtus Quality Small-Cap Fund. Before joining Kayne in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 22 years of investment industry experience.

Craig Thrasher, CFA. Mr. Thrasher is a Portfolio Manager and Senior Research Analyst at Kayne with primary research responsibilities for the small and mid-capitalization financial sector. Before joining Kayne in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst from 2003 to 2006. In the interim, Mr. Thasher pursued his interest in foreign cultures while travelling throughout Europe, Africa, Asia and South America.

KBI

Virtus Emerging Markets Equity Income Fund	James Collery David Hogarty Ian Madden Gareth Maher (each since the fund’s inception in September 2012)

James Collery. Mr. Collery is Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Collery joined the firm in 2001 as a Performance & Risk Analyst. In 2003, he was appointed as a Portfolio Manager on a hedge fund team. During this time, he worked on a fund of funds where he was responsible for manager due diligence as well as portfolio construction, and on a direct equity long short fund, which was quantitatively managed. Mr. Collery joined the Dividend Plus team in 2007.

David Hogarty. Mr. Hogarty is Head of Strategy Development—Dividend Plus Strategies at KBI. Mr. Hogarty joined the firm in 1994 and has held a number of senior management roles including responsibility for Product Development, Business Development and Consultant Relationships. Mr. Hogarty was instrumental in developing the Dividend Plus equity strategy in 2003 and has been a member of the investment team since launch. He is also a former member of the Irish Association of Pension Funds (IAPF) Investment Committee.

Ian Madden. Mr. Madden is Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Madden joined the firm in November 2000 as a Portfolio Assistant and joined the Dividend Plus team in 2004. In 2002, Ian was appointed Manager of the Institutional Business Support unit, responsible for unit trust dealing, client cash flow, audit reporting and client queries. Prior to joining KBI, he worked for the international division of National Irish Bank.

Gareth Maher. Mr. Maher is Head of Portfolio Management—Dividend Plus Strategies at KBI. He joined the KBI Dividend Plus team in 2008, having managed U.S., Irish and Far Eastern equities for the firm from 2000. Previously, Mr. Maher managed Japanese, Far Eastern and U.S. equity portfolios for Irish Life Investment Managers and Eagle Star (Zurich) from 1987 to 2000.

192	Virtus Mutual Funds

Newfleet

Virtus Bond Fund	David L. Albrycht, CFA (since October 2012) Christopher J. Kelleher, CFA, CPA (since October 2012)
Virtus CA Tax-Exempt Bond Fund	Timothy M. Heaney, CFA (since 1997)
Virtus Emerging Markets Debt Fund	David L. Albrycht, CFA Stephen H. Hooker, CFA Daniel Senecal, CFA (each since inception in September 2012)
Virtus High Yield Fund	David L. Albrycht, CFA (since December 2011) Kyle A. Jennings, CFA (since December 2011) Francesco Ossino (since August 2012) Jonathan R. Stanley, CFA (since August 2012)
Virtus Multi-Sector Intermediate Bond Fund	David L. Albrycht, CFA (since 1994)
Virtus Multi-Sector Short Term Bond Fund	David L. Albrycht, CFA (since 1993)
Virtus Senior Floating Rate Fund	David L. Albrycht, CFA (since 2008) Kyle A. Jennings, CFA (since 2008) Francesco Ossino (since August 2012)

David L. Albrycht, CFA. Mr. Albrycht is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds and variable investment options as well as two closed-end funds.

Timothy M. Heaney, CFA. Mr. Heaney is Senior Portfolio Manager—Municipal Securities at Newfleet (since 2011) and served as Senior Vice President and Portfolio Manager, Fixed Income of VIA (2008 to 2011). Previously, he was associated with Goodwin Capital Advisers, Inc. (2007 to 2008), formerly an affiliate of VIA, and was also Managing Director, Fixed Income (1997-2007), Director, Fixed Income Research (1996 to 1997) and Investment Analyst (1995 to 1996) of VIA. He served as Investment Analyst of Phoenix Life Insurance Company from 1992 until 1994. Mr. Heaney also manages DTF Tax-Free Income, Inc., a closed-end fund managed by Duff & Phelps Investment Management Co, an affiliate of Newfleet and VIA.

Stephen H. Hooker, CFA. Mr. Hooker is the Director of Foreign Research, sector manager for emerging markets debt and a member of the corporate credit research group at Newfleet (since 2011). He is responsible for the paper and packaging and chemicals industry sectors, and the Eastern Europe, Middle East, and Africa sovereign credit sector. From 2005 until 2011, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. Prior to 2005, he was at Goodwin for 12 years, serving in various capacities, including as a senior credit analyst and emerging markets sector manager on its fixed income team.

Kyle A. Jennings, CFA. Mr. Jennings is Senior Managing Director and Head of Credit Research (since 2011). Prior to joining Newfleet, Mr. Jennings was Managing Director of Goodwin. Previously, he was associated with VIA, formerly an affiliate of Goodwin, and has been a member of the corporate credit research team since 1998. He is the sector manager for the leveraged loan sector of the multi-sector fixed income strategies of Newfleet. He has 20 years of investment experience.

Christopher J. Kelleher, CFA, CPA. Mr. Kelleher is Managing Director and Senior Portfolio Manager (since 2012) at Newfleet. Prior to joining Newfleet, Mr. Kelleher was retired for two years from Goodwin, where he was Managing Director and Senior Portfolio Manager (1997 to January 2010). Previously, he was an investment officer with Phoenix Life Insurance Company (1983 to 1997), formerly an affiliate of Goodwin and VIA. Mr. Kelleher also is co-portfolio manager for Virtus Balanced Fund and Virtus Low Duration Income Fund. He has more than 29 years of investment experience in all bond market sectors, including both publicly traded and private placements.

Virtus Mutual Funds	193

Francesco Ossino. Mr. Ossino is Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, with a primary focus on floating rate bank loan products. Prior to joining Virtus in August 2012, Mr. Ossino was a portfolio manager at Hartford Investment Management Company (2004-2012), where he managed mutual funds focused on bank loans and a commingled bank loan portfolio for institutional investors. Previously, he held a variety of credit analyst and portfolio management positions at CIGNA (2002-2004), HVB Bank (2000-2002) and FleetBoston Financial (1996-2000).

Daniel P. Senecal, CFA. Mr. Senecal is Managing Director of Credit Research at Newfleet (since 2011). He is also responsible for the energy industry sector and the Latin America sovereign credit sector. Mr. Senecal also co-manages Virtus Global Multi-Sector Income Fund, a closed-end fund. Prior to joining Newfleet, he held the same position with Goodwin, where he began working in 1997. Mr. Senecal also completed a formal credit training program at Shawmut Bank, where he was a credit analyst reviewing investment grade and high yield borrowers; he also worked at BankBoston as a corporate bond analyst.

Jonathan R. Stanley, CFA. Mr. Stanley is Director of Fixed Income Research and sector manager for high yield credit, at Newfleet (since 2011). He is also responsible for the consumer products, food and beverage, restaurants, retail and metals and mining industries, and the Asian sovereign credit sector. Prior to joining Newfleet, he was on the fixed income team at Goodwin, serving as sector manager for high yield credit. Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. Mr. Stanley joined Goodwin in 1996. From 2001 to 2006, he was a portfolio manager age Global Financial Private Capital. He rejoined Goodwin in 2006 as a member of the corporate credit research group and assumed responsibilities for the management of the high yield sector in 2008.

Newfound

Virtus Disciplined Equity Style Fund	Corey Hoffstein Amy Robinson (each since the fund’s inception in December 2012)
Virtus Disciplined Select Bond Fund	Corey Hoffstein Amy Robinson (each since the fund’s inception in December 2012)
Virtus Disciplined Select Country Fund	Corey Hoffstein Amy Robinson (each since the fund’s inception in December 2012)

Corey Hoffstein. Mr. Hoffstein is chief investment officer of Newfound (since October 2012), and co-founder, chief investment officer, and chief technology officer of Newfound Research (since August 2008). Mr. Hoffstein pioneered the original research and the implementation of the proprietary technology used to construct the models at Newfound Research. Previously, he pursued his undergraduate degree at Cornell University (BS, Computer Science, cum laude 2009) and graduate studies at Carnegie Mellon University (MS, Computational Finance 2010).

Amy Robinson. Ms. Robinson is Managing Director of Newfound (since October 2012) and of Euclid (since September 2011), and leads Euclid’s and Newfound’s equity trading functions. She also served in this role for VIA from 1992 to 2011. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As portfolio manager of the above-named funds, she is responsible for determining final allocations and trading decisions. Ms. Robinson has 31 years of investment experience and is former president of the Security Traders Association of Connecticut.

Rampart

Virtus Low Volatility Equity Fund	Brendan R. Finneran Robert Hofeman (both since the fund’s inception in June 2013)

Brendan R. Finneran. Mr. Finneran serves as Portfolio Manager and Trader at Rampart Investment Management. Mr. Finneran joined Rampart in July of 2008 and has 10 years of investment experience. Prior to Rampart, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational

194	Virtus Mutual Funds

account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Brendan held various positions at Cone Jacquards and Robert Fleming as Account Manager.

Robert F. Hofeman, Jr. Mr. Hofeman serves as Portfolio Manager and Trader at Rampart Investment Management. Mr. Hofeman joined Rampart in May of 2012 with more than 11 years of investment experience. Prior to Rampart, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Previously, Mr. Hofeman was a vice president of Evergreen Investments (2007 to 2009), where he traded stocks, options and futures, and was the primary trader at Ironwood Investment Management, LLC (2002 to 2007), focusing on small cap stocks and assisting with the research processes.

Vontobel

Virtus Foreign Opportunities Fund	Rajiv Jain (since 2002)
Virtus Global Opportunities Fund	Matthew Benkendorf Rajiv Jain (both since 2009)
Virtus Greater Asia ex Japan Opportunities Fund	Brian Bandsma (since March 2013) Rajiv Jain (since the fund’s inception in 2009)
Virtus Greater European Opportunities Fund	Matthew Benkendorf (since the fund’s inception in 2009) Rajiv Jain (since March 2013) Daniel Kranson, CFA (since March 2013)

Brian Bandsma. Mr. Bandsma is Portfolio Manager, Far East Equity ex Japan of Vontobel. He joined Vontobel in 2002 as a senior research analyst with a primary focus on information technology, financials, telecommunications and consumer discretionary stocks. Previously, he was a senior associate and analyst at Sanford C. Bernstein & Co. (from 1998 to 2002).

Matthew Benkendorf. Mr. Benkendorf is an Executive Director (since April 2012; previously Director from July 2009 to April 2012; Vice President from 2007 to 2009; and Assistant Vice President from 2005 to 2007) and a Senior Research Analyst of Vontobel. Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator. He has been working on the European equity strategy team since 2001.

Daniel Kranson, CFA. Mr. Kranson is Portfolio Manager, European Equity of Vontobel. He joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management as an analyst (from 2006 to 2007) and at Sanford C. Bernstein & Co. as a sell side analyst (from 1999 to 2006).

Rajiv Jain. Mr. Jain is a Managing Director (since 2002) of Vontobel. He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. He has been a portfolio manager of Vontobel’s global equity products since 2002.

Please refer to the SAI for additional information about the funds’ portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.

Virtus Mutual Funds	195

Additional Investment Techniques

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds may engage in additional investment techniques that present additional risks to a fund as indicated in the chart below. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus , and the associated risks, are indicated in the chart below, although other techniques may be utilized from time to time. Each risk is described after the chart. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.

Risks	Virtus Allocator Premium Alpha- Sector Fund	Virtus Alpha- Sector Rotation Fund	Virtus Alternatives Diversifier Fund	Virtus Bond Fund	Virtus Disciplined Equity Style Fund	Virtus Disciplined Select Bond Fund	Virtus Disciplined Select Country Fund	Virtus Dynamic Alpha- Sector Fund	Virtus Emerging Markets Debt Fund	Virtus Emerging Markets Equity Income Fund	Virtus Emerging Markets Small-Cap Fund	Virtus Foreign Opportunities Fund	Virtus Global Commodities Stock Fund	Virtus Global Dividend Fund	Virtus Global Opportunities Fund
Brady Bonds												X			X
Convertible Securities				X					X			X			X
Debt Securities												X	X		X
Depositary Receipts												X			X
Derivatives				X					X			X	X		X
Equity Securities				X
Exchange-Traded Funds (ETFs)										X	X	X			X
Foreign Investing
Foreign Currency Transactions												X	X	X	X
High-Yield-High Risk (Junk Bonds) Fixed Income Securities												X			X
Illiquid and Restricted Securities				X					X		X	X			X
Infrastructure-Related Investing
Investment Grade Securities									X
Leverage				X								X			X
Loan Participations
Money Market Instruments
Mortgage-Backed and Asset Backed Securities									X
Municipal Securities
Mutual Fund Investing				X					X	X	X	X			X
Non-Performing Securities
Private Placements
Repurchase Agreements				X					X					X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Short-Term Investments											X	X	X		X
Unrated Fixed Income Securities				X								X			X
U.S. and Foreign Government Obligations			X									X		X	X
U.S. Government Securities
Variable Rate, Floating Rate and Variable Amount Securities									X			X			X
When-Issued and Delayed-Delivery Securities				X					X			X		X	X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds				X					X			X		X	X

In order to determine which investment techniques apply to a fund, please refer to the table above.

196	Virtus Mutual Funds

Risks	Virtus Global Premium Alpha- Sector Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Oppor tunities Fund	Virtus Greater European Oppor tunities Fund	Virtus Herzfeld Fund	Virtus High Yield Fund	Virtus Inter national Equity Fund	Virtus Inter national Real Estate Securities Fund	Virtus Inter national Small-Cap Fund	Virtus Low Volatility Equity Fund	Virtus Multi- Sector Inter mediate Bond Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Premium Alpha- Sector Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund	Virtus Wealth Masters Fund
Brady Bonds			X	X
Convertible Securities		X	X	X		X		X			X	X		X	X
Debt Securities			X	X
Depositary Receipts		X	X	X			X	X
Derivatives		X	X	X		X	X	X			X	X		X		X
Equity Securities						X					X	X			X
Exchange-Traded Funds (ETFs)		X	X	X			X	X	X					X		X
Foreign Investing																X
Foreign Currency Transactions		X	X	X			X	X
Emerging Markets Investing																X
High-Yield-High Risk (Junk Bonds) Fixed Income Securities		X	X	X
Illiquid and Restricted Securities		X	X	X		X		X	X		X	X		X
Infrastructure-Related Investing																X
Investment Grade Securities						X									X
Leverage			X	X		X					X	X
Loan Participations						X
Money Market Instruments
Mortgage-Backed and Asset Backed Securities
Municipal Securities						X									X
Mutual Fund Investing			X	X	X	X			X		X	X			X	X
Non-Performing Securities															X
Private Placements						X
Repurchase Agreements						X					X	X
Securities Lending	X	X	X	X		X	X	X	X	X	X	X	X	X	X	X
Short-Term Investments		X	X	X			X	X	X					X	X
Unrated Fixed Income Securities		X	X	X		X		X			X	X		X
U.S. and Foreign Government Obligations		X	X	X				X						X
U.S. Government Securities						X
Variable Rate, Floating Rate and Variable Amount Securities			X	X		X	X
When-Issued and Delayed-Delivery Securities			X	X		X					X	X			X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds			X	X		X					X	X			X

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Brady Bonds

Brady Bonds are dollar-denominated bonds issued by certain emerging market countries and collateralized by zero-coupon U.S. Treasury bonds. Brady Bonds have an uncollateralized component, and countries issuing such bonds have a history of defaults, making the bonds speculative in nature. In considering the risks associated with these bonds, an investor should also review and consider the risks associated with investing in emerging markets generally.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third-party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Debt Securities Risk

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk. Senior Floating Rate Fund: Generally, Senior Loans are less susceptible to this risk than certain other types of fixed income securities, because the payment of principal and interest on Senior Loans will take precedence over other payment obligations of the borrower.

•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•	Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•	Liquidity. Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•

Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

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Depositary Receipts

Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.

Derivatives

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by a fund goes down, the value of the fund’s shares will be affected.

Exchange-Traded Funds (ETFs)

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses a fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Foreign Investing

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•

Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of

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dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of a fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

•

Foreign Currency Transactions. Certain funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge a fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.

High Yield-High Risk Fixed Income Securities (Junk Bonds)

Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Illiquid and Restricted Securities

Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Infrastructure-Related Investments

Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Investment Grade Securities

A fund may invest in all types of long-term or short-term investment-grade debt obligations of U.S. issuers. In addition to the types of securities mentioned in connection with the fund’s principal investment strategies, the fund may also

200	Virtus Mutual Funds

invest in other bonds, debentures, notes, municipal bonds, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. Debt securities with lower credit ratings have a higher risk of default on payment of principal and interest, and securities with longer maturities are subject to greater price fluctuations in response to changes in interest rates. If interest rates rise, the value of debt securities generally will fall.

Leverage Risk

When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.

Loan Participations

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Money Market Instruments

To meet margin requirements, redemptions or for investment purposes, a fund may hold money market instruments, including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Securities

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally,

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which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Mutual Fund Investing

Through its investments in other mutual funds, a fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

Non-Performing Securities

Non-performing securities are those whose quality is comparable to securities rated as low as D by Standard & Poor’s or C by Moody’s. Repayment of obligations under such securities is subject to significant uncertainties, and as such investment in such securities may be considered speculative.

Private Placements

A fund may purchase securities which have been privately issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Privately issued securities ordinarily can be sold by a fund only in secondary market transactions to certain qualified investors pursuant to rules established by the SEC or privately negotiated transactions to a limited number of purchasers. Therefore, sales of such securities by a fund may involve significant delays and expense.

Repurchase Agreements

A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.

Securities Lending

A fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the respective fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the fund.

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Unrated Fixed Income Securities

A fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

202	Virtus Mutual Funds

U.S. and Foreign Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.

U.S. Government Securities

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Variable Rate, Floating Rate and Variable Amount Securities

Variable rate, floating rate, or variable amount securities are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers. The absence of an active secondary market with respect to certain such instruments could make it difficult for the fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that a fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments.

When-Issued and Delayed-Delivery Securities

A fund may purchase securities on a when-issued or delayed-delivery basis. The value of the security on its settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the fund, the value of the fund’s shares may decline.

Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds

A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the SAI for more detailed information about these and other investment techniques of the funds.

Pricing of Fund Shares

How is the Share Price determined?

Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ net asset values (“NAVs”). Debt securities (other than short-term

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investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

For each of Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund, Virtus Disciplined Select Country Fund, Virtus Dynamic AlphaSector Fund, Virtus Global Premium AlphaSector Fund, Virtus Herzfeld Fund, Virtus Low Volatility Equity Fund and Virtus Premium AlphaSector Fund, the fund’s assets may consist primarily of shares of the underlying mutual funds, if any, which are valued at their respective NAVs, and ETFs, which are valued at current market prices. To determine NAV, the fund and each underlying mutual fund values its assets at market value. Equity securities held by the underlying affiliated mutual funds or directly by the funds, and ETFs held directly by the funds, are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities (other than short-term investments) held by the underlying affiliated mutual funds or directly by the funds are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Securities held by any underlying unaffiliated mutual funds will be valued as set forth in the respective prospectuses of the underlying unaffiliated funds. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets held by the underlying affiliated mutual funds or directly by the funds are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the fund’s NAV.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.

The NAV per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the funds (or underlying funds, as applicable) determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

204	Virtus Mutual Funds

The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; and (xi) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.

The Virtus Alternatives Diversifier Fund purchases Class I Shares of the underlying affiliated mutual funds at NAV.

At what price are shares purchased?

All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s NAV. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the respective fund’s NAV is calculated following the dividend record date.

Sales Charges

What are the classes and how do they differ?

Presently, each fund offers from two to five classes of shares. With the exception of Class I Shares, each class of shares has different sales and distribution charges. (See “Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the 1940 Act (Rule 12b-1 Fees), as amended, that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

The Rule 12b-1 Fees for each class of each fund are as follows:

Fund	Class A	Class B	Class C	Class I	Class T
Virtus Allocator Premium AlphaSector Fund	0.25%		1.00%	None
Virtus AlphaSector Rotation Fund	0.25%		1.00%	None
Virtus Alternatives Diversifier Fund	0.25%		1.00%	None
Virtus Bond Fund	0.25%	1.00%	1.00%	None
Virtus CA Tax-Exempt Bond Fund	0.25%			None
Virtus Disciplined Equity Style Fund	0.25%		1.00%	None

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Fund	Class A	Class B	Class C	Class I	Class T
Virtus Disciplined Select Bond Fund	0.25%		1.00%	None
Virtus Disciplined Select Country Fund	0.25%		1.00%	None
Virtus Dynamic AlphaSector Fund	0.25%	1.00%	1.00%	None
Virtus Emerging Markets Debt Fund	0.25%		1.00%	None
Virtus Emerging Markets Equity Income Fund	0.25%		1.00%	None
Virtus Emerging Markets Small-Cap Fund	0.25%		1.00%	None
Virtus Foreign Opportunities Fund	0.25%		1.00%	None
Virtus Global Commodities Stock Fund	0.25%		1.00%	None
Virtus Global Dividend Fund	0.25%		1.00%	None
Virtus Global Opportunities Fund	0.25%	1.00%	1.00%	None
Virtus Global Premium AlphaSector Fund	0.25%		1.00%	None
Virtus Global Real Estate Securities Fund	0.25%		1.00%	None
Virtus Greater Asia ex Japan Opportunities Fund	0.25%		1.00%	None
Virtus Great European Opportunities Fund	0.25%		1.00%	None
Virtus Herzfeld Fund	0.25%		1.00%	None
Virtus High Yield Fund	0.25%	1.00%	1.00%	None
Virtus International Equity Fund	0.25%		1.00%	None
Virtus International Real Estate Securities Fund	0.25%		1.00%	None
Virtus International Small-Cap Fund	0.25%		1.00%	None
Virtus Low Volatility Equity Fund	0.25%		1.00%	None
Virtus Multi-Sector Intermediate Bond Fund	0.25%	1.00%	1.00%	None
Virtus Multi-Sector Short Term Bond Fund	0.25%	0.75%	0.50%	None	1.00%
Virtus Premium AlphaSector Fund	0.25%		1.00%	None
Virtus Real Estate Securities Fund	0.25%	1.00%	1.00%	None
Virtus Senior Floating Rate Fund	0.25%		1.00%	None
Virtus Wealth Masters Fund	0.25%		1.00%	None

Important Information about Class B Shares. Class B shares of the funds are no longer available for purchase by new or existing shareholders, except by existing shareholders through “Qualifying Transactions,” which consist of the following: (1) reinvestment of dividends and/or capital gain distributions; and (2) exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (discussed below under the heading “Exchange Privileges” within the section entitled “Account Policies”). Shareholders who own Class B Shares may continue to hold such shares until they convert to Class A Shares under the existing conversion schedule, as described in this prospectus section under the heading “What arrangement is best for you?”

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may

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be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Virtus Mutual Fund Services by calling toll-free 800-243-1574.

Class A Shares (all funds). If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to the following: for Virtus Multi-Sector Short Term Bond Fund, 2.25% of the offering price (2.30% of the amount invested); for Virtus CA Tax-Exempt Bond Fund and Senior Floating Rate Fund, 2.75% of the offering price (2.83% of the amount invested); for Virtus Bond Fund, Virtus Disciplined Select Bond Fund, Virtus Emerging Markets Debt Fund, Virtus High Yield Fund and Virtus Multi-Sector Intermediate Bond Fund, 3.75% of the offering price (3.90% of the amount invested); and for the other funds, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. For all Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class B Shares and Class C Shares.

Class B Shares (Virtus Bond Fund, Virtus Dynamic AlphaSector Fund, Virtus Global Opportunities Fund, Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Real Estate Securities Fund only). If you sell your Class B Shares of the Virtus Multi-Sector Short Term Bond Fund within the first three years after they were purchased, you will pay a deferred sales charge of up to 2% of your shares’ value. If you sell your Class B Shares of the other funds within the first five years after they were purchased, you will pay a deferred sales charge of up to 5% of your shares’ value. (See “Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares” below.) This charge declines to 0% over a period of three years for the Virtus Multi-Sector Short Term Bond Fund and a period of five years for the other funds, and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%; 0.75% for Virtus Multi-Sector Short Term Bond Fund) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase (seven years after purchase for the Virtus Dynamic AlphaSector Fund and six years after purchase for Virtus Multi-Sector Short Term Bond Fund).

Class C Shares (not offered by Virtus CA Tax-Exempt Bond Fund). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. You will not pay any sales charges on Class C Shares of the Virtus Multi-Sector Short-Term Bond Fund when you sell them. If you sell your Class C Shares of the other funds within the first year after they are purchased, you will pay a deferred sales charge of 1% (1.25% for Virtus Dynamic AlphaSector Fund). (See “Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares” below.) Class C Shares of the Virtus Multi-Sector Short Term Bond Fund have lower distribution and service fees (0.50%) and pay higher dividends than Class B Shares. Class C Shares of the other funds have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

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Class T Shares (Virtus Multi-Sector Short Term Bond Fund only). If you purchase Class T Shares, you will not pay a sales charge at the time of purchase. If you sell your Class T Shares within the first year after they are purchased, you will pay a sales charge of 1%. (See “Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares” below.) Class T Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class B Shares. Class T Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class T Shares continue for the life of the account.

Class I Shares. Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Virtus Mutual Fund Services by calling 800-243-1574.

Initial Sales Charge Alternative—Class A Shares

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and VP Distributors, LLC (“the Distributor.”)

Sales Charge you may pay to purchase Class A Shares

Virtus Multi-Sector Short Term Bond Fund Only

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	2.25%	2.30%
$50,000 but under $100,000	1.25	1.27
$100,000 but under $500,000	1.00	1.01
$500,000 but under $1,000,000	0.75	0.76
$1,000,000 or more	None	None

Virtus CA Tax-Exempt Bond Fund and Virtus Senior Floating Rate Fund

	Sales Charge as a Percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	2.75%	2.83%
$50,000 but under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78	`
$250,000 but under $500,000	1.25	1.27
$500,000 but under $1,000,000	1.00	1.01
$1,000,000 or more	None	None

Virtus Bond Fund, Virtus Disciplined Select Bond Fund, Virtus Emerging Markets Debt Fund, Virtus High Yield Fund and Virtus Multi-Sector Intermediate Bond Fund

	Sales Charge as a Percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36

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	Sales Charge as a Percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None

All Other Funds

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None

Contingent Deferred Sales Charge you may pay on Class A Shares

Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%.

Class A Sales Charge Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI.

Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

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Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares or Class B Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, subadviser (if any) or Distributor or a corporate affiliate of the adviser, subadviser or Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the SAI for more information about qualifying for purchases of Class A Shares at NAV.

Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares

Class B Shares, Class C Shares and Class T Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. Class C Shares of the Virtus Multi-Sector Short Term Bond Fund are purchased without an initial sales charge and are not subject to a deferred sales charge. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares and Class T Shares are considered purchased on the trade date.

Deferred Sales Charge you may pay to sell Class B Shares

Virtus Dynamic AlphaSector Fund Only

Year	1	2	3	4	5	6	7+
CDSC	5%	4%	3%	3%	2%	1%	0%

Virtus Multi-Sector Short Term Bond Fund Only

Year	1	2	3	4+
CDSC	2%	1.5%	1%	0%

All Other Funds that previously offered Class B Shares

Year	1	2	3	4	5	6+
CDSC	5%	4%	3%	2%	2%	0%

Deferred Sales Charge you may pay to sell Class C Shares

Year	1	2+
CDSC	1%	0%

You will not pay any deferred sales charge to sell Class C Shares of the Virtus Multi-Sector Short Term Bond Fund.

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Deferred Sales charge you may pay to sell Class T Shares

Virtus Multi-Sector Short Term Bond Fund only

Year	1	2+
CDSC	1%	0%

Compensation to Dealers

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Virtus Multi-Sector Short Term Bond Fund Only

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.25%	2.30%	2.00%
$50,000 but under $100,000	1.25	1.27	1.00
$100,000 but under $500,000	1.00	1.01	1.00
$500,000 but under $1,000,000	0.75	0.76	0.75
$1,000,000 or more	None	None	None

Virtus CA Tax-Exempt Bond Fund and Virtus Senior Floating Rate Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.75%	2.83%	2.25%
$50,000 but under $100,000	2.25	2.30	2.00
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	1.00
$1,000,000 or more	None	None	None

Virtus Bond Fund, Virtus Disciplined Select Bond Fund, Virtus Emerging Markets Debt Fund, Virtus High Yield Fund and Virtus Multi-Sector Intermediate Bond Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

All Other Funds

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

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With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares (0% for Virtus Multi-Sector Short Term Bond Fund) and Class T Shares (Virtus Multi-Sector Short Term Bond Fund only). (This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these plan participants’ purchases.) Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of these funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such investments within 18 months of purchase. For all Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. The Distributor reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Virtus website at virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.

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Your Account

Opening an Account

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class I Shares. For information about purchasing Class I Shares, please contact Virtus Mutual Fund Services by calling 800-243-1574.

The funds have established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.

Step 1.

Your first choice will be the initial amount you intend to invest.

Minimum initial investments:

>

$100 for individual retirement accounts (IRAs), accounts that use the systematic exchange privilege or accounts that use the Systematic Purchase program. (See below for more information on the Systematic Purchase program.)

>

There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account. Additionally, shareholders who own Class B Shares of a fund may purchase Class A Shares or Class C Shares of the same fund without regard to the minimum initial investment requirements.

>	$2,500 for all other accounts.

Minimum additional investments:

>	$100 for any account.

>

There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

Step 2.

Your second choice will be what class of shares to buy. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

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Step 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

>	Receive both dividends and capital gain distributions in additional shares;

>	Receive dividends in additional shares and capital gain distributions in cash;

>	Receive dividends in cash and capital gain distributions in additional shares; or

>	Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

How to Buy Shares

To Open An Account (Class A, Class C and Class T Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a New Account Application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a New Account Application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”). A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.

Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

How to Sell Shares

You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption order by the funds’ Transfer Agent or an authorized agent. In the case of a Class B Share, Class C Share or Class T Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

214	Virtus Mutual Funds

To Sell Shares (Class A, Class B, Class C and Class T Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).
By check (fixed income funds only)	If you selected the checkwriting feature, you may write checks for amounts of $250 or more. Checks may not be used to close accounts.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds. Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer.

Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.

Redemptions by Mail

Þ	If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

Þ	If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.

If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures.

Virtus Mutual Funds	215

Guarantees using previous technology medallions will not be accepted. As of the date of the Prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.

Account Policies

Account Reinstatement Privilege

Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares or Class B Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Fund Services at 800-243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional of the Transfer Agent.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the applicable fund.

Uncashed Checks

If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the respective fund.

216	Virtus Mutual Funds

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Inactive Accounts

As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, the assets in your account may be transferred to the state.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.

•

You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•

On exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%.

•	Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074)).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

•	The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

•

In certain circumstances, a fund or the Distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or Distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the Distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

Disruptive Trading and Market Timing

These funds are not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•

dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•

an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Virtus Mutual Funds	217

Additionally, the nature of the portfolio holdings of Virtus Foreign Opportunities Fund, Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund and Virtus International Real Estate Securities Fund, or the ETFs and underlying mutual funds in which the Virtus Alternatives Diversifier Fund may invest, may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding market timing. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

218	Virtus Mutual Funds

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Systematic Purchase Section on the application and include a voided check.

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone service. (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing net asset value on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the SAI.

Virtus Mutual Funds	219

Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

Fund	Dividend Paid
Virtus Allocator Premium AlphaSector Fund	Semiannually
Virtus AlphaSector Rotation Fund	Semiannually
Virtus Alternatives Diversifier Fund	Semiannually
Virtus Bond Fund	Monthly (Declared Daily)
Virtus CA Tax-Exempt Bond Fund	Monthly (Declared Daily)
Virtus Disciplined Equity Style Fund	Semiannually
Virtus Disciplined Select Bond Fund	Quarterly
Virtus Disciplined Select Country Fund	Semiannually
Virtus Dynamic AlphaSector Fund	Semiannually
Virtus Emerging Markets Debt Fund	Monthly (Declared Daily)
Virtus Emerging Markets Equity Income Fund	Semiannually
Virtus Emerging Markets Small-Cap Fund	Semiannually
Virtus Foreign Opportunities Fund	Semiannually
Virtus Global Commodities Stock Fund	Semiannually
Virtus Global Dividend Fund	Quarterly
Virtus Global Opportunities Fund	Semiannually
Virtus Global Premium AlphaSector Fund	Semiannually
Virtus Global Real Estate Securities Fund	Semiannually
Virtus Greater Asia ex Japan Opportunities Fund	Semiannually
Virtus Greater European Opportunities Fund	Semiannually
Virtus Herzfeld Fund	Quarterly
Virtus High Yield Fund	Monthly (Declared Daily)
Virtus International Equity Fund	Semiannually
Virtus International Real Estate Securities Fund	Semiannually
Virtus International Small-Cap Fund	Semiannually
Virtus Low Volatility Fund	Semiannually
Virtus Multi-Sector Intermediate Bond Fund	Monthly (Declared Daily)
Virtus Multi-Sector Short Term Bond Fund	Monthly (Declared Daily)
Virtus Premium AlphaSector Fund	Semiannually
Virtus Real Estate Securities Fund	Quarterly
Virtus Senior Floating Rate Fund	Monthly (Declared Daily)
Virtus Wealth Masters Fund	Semiannually

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares. For Virtus Allocator Premium AlphaSector Fund, Virtus

220	Virtus Mutual Funds

AlphaSector Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund, the use of a fund of funds structure may affect the amount, timing and character of distributions to shareholders.

With respect to Virtus CA Tax-Exempt Bond Fund, distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

The Virtus Senior Floating Rate Fund seeks to maintain a target rate of distribution for each month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. If, for any fiscal year, the total distributions exceed net investment income and realized net capital gains, the excess, distributed from the fund’s assets, will generally be treated as a tax-free return of capital (up to the amount of the shareholder’s tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the sale of his or her shares. Generally, distribution rates or yields from month to month may be impacted by accruals of undistributed income, changes in the fund’s net asset value, changes in the number of accrual days, and adjustments for accounting purposes (including but not limited to changes in maturity dates of holdings and for currency gains or losses). The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Virtus Mutual Funds	221

Financial Highlights

These tables are intended to help you understand the funds’ financial performance for the past five years or since inception. For certain of the funds, the tables present performance of a predecessor fund for certain prior periods. Some of the information reflects financial information for a single fund share. The total returns in the tables represent the rate that a investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the funds’ independent registered public accounting firm. Its report, together with the funds’ financial statements, is included in the funds’ most recent Annual Report, which is available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Allocator Premium AlphaSector ® Fund
Class A
10/1/11 to 9/30/12	$9.69	0.09	0.98	1.07	(0.09)	—	(0.09)
3/15/11(6) to 9/30/11	10.00	0.07	(0.38)	(0.31)	—	—	—
Class C
10/1/11 to 9/30/12	$9.66	0.02	0.96	0.98	(0.04)	—	(0.04)
3/15/11(6) to 9/30/11	10.00	0.02	(0.36)	(0.34)	—	—	—
Class I
10/1/11 to 9/30/12	$9.71	0.12	0.96	1.08	(0.10)	—	(0.10)
3/15/11(6) to 9/30/11	10.00	0.10	(0.39)	(0.29)	—	—	—

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AlphaSector ® Rotation Fund
Class A
10/1/11 to 9/30/12	$10.67	0.14	—	1.68	1.82	(0.12)	(0.22)	(0.34)
10/1/10 to 9/30/11	10.18	0.11	—	0.54	0.65	(0.16)	—	(0.16)
10/1/09 to 9/30/10	9.34	0.14	—	0.76	0.90	(0.06)	—	(0.06)
10/1/08 to 9/30/09	9.95	0.15	—	(0.48)	(0.33)	(0.15)	(0.13)	(0.28)
10/1/07 to 9/30/08	12.81	0.18	0.29	(2.92)	(2.45)	(0.24)	(0.17)	(0.41)
Class C
10/1/11 to 9/30/12	$10.56	0.06	—	1.67	1.73	(0.04)	(0.22)	(0.26)
10/1/10 to 9/30/11	10.09	0.04	—	0.52	0.56	(0.09)	—	(0.09)
10/1/09 to 9/30/10	9.29	0.07	—	0.75	0.82	(0.02)	—	(0.02)
10/1/08 to 9/30/09	9.88	0.08	—	(0.45)	(0.37)	(0.09)	(0.13)	(0.22)
10/1/07 to 9/30/08	12.74	0.09	0.30	(2.92)	(2.53)	(0.16)	(0.17)	(0.33)
Class I
10/1/11 to 9/30/12	$10.67	0.17	—	1.68	1.85	(0.15)	(0.22)	(0.37)
10/1/10 to 9/30/11	10.18	0.14	—	0.54	0.68	(0.19)	—	(0.19)
10/1/09(6) to 9/30/10	9.11	0.20	—	0.94	1.14	(0.07)	—	(0.07)

The footnote legend is at the end of the financial highlights.

222	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.98	$10.67	11.08%		$66,122	1.73%		1.70%		0.84%		211%
(0.31)	9.69	(3.10	)(4)	12,232	1.75	(3)	2.17	(3)	1.35	(3)	153	(4)

0.94	$10.60	10.13%		$131,330	2.45%		2.45%		0.16%		211%
(0.34)	9.66	(3.40	)(4)	32,390	2.50	(3)	2.85	(3)	0.43	(3)	153	(4)

0.98	$10.69	11.24%		$146,634	1.49%		1.46%		1.17%		211%
(0.29)	9.71	(2.90	)(4)	19,131	1.50	(3)	2.01	(3)	1.82	(3)	153	(4)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

1.48	$12.15	17.51%	$199,268	1.02%		1.02%	1.22%	190%
0.49	10.67	6.20	184,613	1.04		1.04	0.97	134
0.84	10.18	9.63	192,375	1.06		1.06	1.41	245
(0.61)	9.34	(2.81)	37,722	0.64		0.64	1.80	131
(2.86)	9.95	(19.66)	41,396	0.21	(7)	0.45	1.57	23

1.47	$12.03	16.60%	$157,461	1.75%		1.77%	0.53%	190%
0.47	10.56	5.49	144,813	1.71		1.79	0.33	134
0.80	10.09	8.79	133,453	1.81		1.81	0.68	245
(0.59)	9.29	(3.41)	40,118	1.38		1.38	1.03	131
(2.86)	9.88	(20.35)	50,007	0.96	(7)	1.20	0.81	23

1.48	$12.15	17.71%	$122,198	0.77%		0.77%	1.53%	190%
0.49	10.67	6.56	85,585	0.82		0.82	1.26	134
1.07	10.18	12.63 (4)	112,132	0.83	(3)	0.83 (3)	2.04 (3)	245

Virtus Mutual Funds	223

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Alternatives Diversifier Fund
Class A
10/1/11 to 9/30/12	$9.68	0.10	—	1.38	1.48	(0.06)	—	(0.06)
10/1/10 to 9/30/11	10.05	0.21	0.07	(0.49)	(0.21)	(0.16)	—	(0.16)
10/1/09 to 9/30/10	9.43	0.18	0.02	0.64	0.84	(0.22)	—	(0.22)
10/1/08 to 9/30/09	10.62	0.13	0.01	(1.22)	(1.08)	(0.11)	—	(0.11)
10/1/07 to 9/30/08	11.80	0.10	0.11	(1.25)	(1.04)	(0.14)	—	(0.14)
Class C
10/1/11 to 9/30/12	$9.55	0.02	—	1.36	1.38	—	—	—
10/1/10 to 9/30/11	9.95	0.13	0.07	(0.48)	(0.28)	(0.12)	—	(0.12)
10/1/09 to 9/30/10	9.34	0.10	0.02	0.64	0.76	(0.15)	—	(0.15)
10/1/08 to 9/30/09	10.50	0.07	0.01	(1.19)	(1.11)	(0.05)	—	(0.05)
10/1/07 to 9/30/08	11.70	0.02	0.12	(1.27)	(1.13)	(0.07)	—	(0.07)
Class I
10/1/11 to 9/30/12	$9.70	0.13	—	1.38	1.51	(0.09)	—	(0.09)
10/1/10 to 9/30/11	10.06	0.23	0.06	(0.48)	(0.19)	(0.17)	—	(0.17)
10/1/09(6) to 9/30/10	9.27	0.18	0.01	0.84	1.03	(0.24)	—	(0.24)

The footnote legend is at the end of the financial highlights.

224	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

1.42	$11.10	15.37%	$65,463	0.45%	0.65%	0.95%	29%
(0.37)	9.68	(2.12)	79,103	0.45	0.65	1.96	18
0.62	10.05	8.91	115,081	0.45	0.75	1.87	4
(1.19)	9.43	(10.00)	167,472	0.29	0.58	1.62	20
(1.18)	10.62	(8.94)	267,294	0.31	0.52	0.89	32

1.38	$10.93	14.45%	$57,336	1.20%	1.40%	0.20%	29%
(0.40)	9.55	(2.82)	66,411	1.20	1.40	1.20	18
0.61	9.95	8.06	85,330	1.20	1.50	1.07	4
(1.16)	9.34	(10.55)	101,083	1.04	1.33	0.91	20
(1.20)	10.50	(9.71)	137,964	1.06	1.27	0.14	32

1.42	$11.12	15.63%	$37,590	0.20%	0.40%	1.21%	29%
(0.36)	9.70	(1.89)%	36,495	0.20	0.39	2.16	18
0.79	10.06	11.11 (4)	31,732	0.20 (3)	0.51 (3)	1.83 (3)	4

Virtus Mutual Funds	225

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Bond Fund
Class A
10/1/11 to 9/30/12	$10.96	0.35	0.67	1.02	(0.37)	—	(0.37)
10/1/10 to 9/30/11	11.18	0.46	(0.21)	0.25	(0.47)	—	(0.47)
10/1/09 to 9/30/10	10.57	0.46	0.62	1.08	(0.47)	—	(0.47)
10/1/08 to 9/30/09	9.75	0.42	0.82	1.24	(0.42)	—	(0.42)
10/1/07 to 9/30/08	10.21	0.42	(0.45)	(0.03)	(0.43)	—	(0.43)
Class B
10/1/11 to 9/30/12	$10.71	0.27	0.64	0.91	(0.28)	—	(0.28)
10/1/10 to 9/30/11	10.93	0.37	(0.20)	0.17	(0.39)	—	(0.39)
10/1/09 to 9/30/10	10.34	0.37	0.60	0.97	(0.38)	—	(0.38)
10/1/08 to 9/30/09	9.55	0.34	0.80	1.14	(0.35)	—	(0.35)
10/1/07 to 9/30/08	10.01	0.33	(0.43)	(0.10)	(0.36)	—	(0.36)
Class C
10/1/11 to 9/30/12	$10.75	0.26	0.65	0.91	(0.28)	—	(0.28)
10/1/10 to 9/30/11	10.96	0.37	(0.19)	0.18	(0.39)	—	(0.39)
10/1/09 to 9/30/10	10.37	0.37	0.60	0.97	(0.38)	—	(0.38)
10/1/08 to 9/30/09	9.58	0.34	0.80	1.14	(0.35)	—	(0.35)
10/1/07 to 9/30/08	10.04	0.31	(0.41)	(0.10)	(0.36)	—	(0.36)
Class I
10/1/11 to 9/30/12	$11.10	0.39	0.66	1.05	(0.39)	—	(0.39)
10/1/10 to 9/30/11	11.30	0.49	(0.19)	0.30	(0.50)	—	(0.50)
10/1/09 to 9/30/10	10.68	0.49	0.62	1.11	(0.49)	—	(0.49)
10/1/08 to 9/30/09	9.86	0.45	0.83	1.28	(0.46)	—	(0.46)
10/1/07 to 9/30/08	10.32	0.53	(0.54)	(0.01)	(0.45)	—	(0.45)
CA Tax-Exempt Bond Fund
Class A
10/1/11 to 9/30/12	$12.30	0.46	0.68	1.14	(0.48)	—	(0.48)
10/1/10 to 9/30/11	12.34	0.48	(0.04)	0.44	(0.48)	—	(0.48)
10/1/09 to 9/30/10	12.29	0.48	0.04	0.52	(0.47)	—	(0.47)
10/1/08 to 9/30/09	11.41	0.47	0.90	1.37	(0.48)	(0.01)	(0.49)
10/1/07 to 9/30/08	12.09	0.46	(0.68)	(0.22)	(0.46)	—	(0.46)
Class I
10/1/11 to 9/30/12	$12.29	0.49	0.68	1.17	(0.51)	—	(0.51)
10/1/10 to 9/30/11	12.33	0.51	(0.04)	0.47	(0.51)	—	(0.51)
10/1/09 to 9/30/10	12.28	0.51	0.04	0.55	(0.50)	—	(0.50)
10/1/08 to 9/30/09	11.41	0.50	0.88	1.38	(0.50)	(0.01)	(0.51)
10/1/07 to 9/30/08	12.08	0.49	(0.67)	(0.18)	(0.49)	—	(0.49)

The footnote legend is at the end of the financial highlights.

226	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

0.65	$11.61	9.34%	$67,804	0.85%		1.02%	3.12%	210%
(0.22)	10.96	2.39	64,449	0.85		1.04	4.16	169
0.61	11.18	10.42	67,147	0.84	(10)	0.98	4.26	160
0.82	10.57	13.12	66,232	0.85		1.01	4.15	274
(0.46)	9.75	(0.49)	23,823	1.12	(7)	1.17	4.10	325

0.63	$11.34	8.48%	$727	1.60%		1.77%	2.43%	210%
(0.22)	10.71	1.64	1,171	1.60		1.80	3.38	169
0.59	10.93	9.60	2,812	1.59	(10)	1.72	3.50	160
0.79	10.34	12.23	4,212	1.59		1.75	3.52	274
(0.46)	9.55	(1.23)	4,075	1.87	(7)	1.92	3.35	325

0.63	$11.38	8.55%	$8,756	1.60%		1.77%	2.36%	210%
(0.21)	10.75	1.63	7,984	1.60		1.79	3.41	169
0.59	10.96	9.57	8,663	1.59	(10)	1.73	3.50	160
0.79	10.37	12.19	8,048	1.59		1.75	3.43	274
(0.46)	9.58	(1.14)	2,839	1.86	(7)	1.92	3.33	325

0.66	$11.76	9.64%	$29,527	0.60%		0.77%	3.39%	210%
(0.20)	11.10	2.67	76,169	0.60		0.79	4.39	169
0.62	11.30	10.65	120,459	0.59	(10)	0.73	4.51	160
0.82	10.68	13.34	144,835	0.59		0.75	4.52	274
(0.46)	9.86	(0.16)	141,830	0.76	(7)	0.85	4.38	325

0.66	$12.96	9.40%	$28,803	0.85%		1.04%	3.65%	16%
(0.04)	12.30	3.75	29,688	0.85		1.05	4.04	12
0.05	12.34	4.43	31,945	0.85		1.03	3.94	10
0.88	12.29	12.31	33,728	0.85		1.02	4.10	8
(0.68)	11.41	(1.94)	34,197	0.85		1.01	3.82	10

0.66	$12.95	9.68%	$28,639	0.60%		0.79%	3.90%	16%
(0.04)	12.29	4.01	27,417	0.60		0.80	4.29	12
0.05	12.33	4.69	28,169	0.60		0.78	4.19	10
0.87	12.28	12.50	25,624	0.60		0.77	4.35	8
(0.67)	11.41	(1.61)	27,893	0.60		0.76	4.07	10

Virtus Mutual Funds	227

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Dynamic AlphaSector ® Fund
Class A
10/1/11 to 9/30/12	$9.09	0.08	0.73	0.81	—	—	—
10/1/10 to 9/30/11	10.57	(0.28)	(0.91)	(1.19)	—	(0.29)	(0.29)
10/1/09 to 9/30/10	10.50	(0.25)	0.32	0.07	—	—	—
10/1/08 to 9/30/09	9.81	(0.01)	0.70	0.69	—	—	—
10/1/07 to 9/30/08	10.53	(0.09)	(0.47)	(0.56)	(0.16)	—	(0.16)
Class B
10/1/11 to 9/30/12	$8.54	(0.19)	0.89	0.70	—	—	—
10/1/10 to 9/30/11	10.04	(0.33)	(0.88)	(1.21)	—	(0.29)	(0.29)
10/1/09 to 9/30/10	10.06	(0.32)	0.30	(0.02)	—	—	—
10/1/08 to 9/30/09	9.47	(0.08)	0.67	0.59	—	—	—
10/1/07 to 9/30/08	10.17	(0.12)	(0.49)	(0.61)	(0.09)	—	(0.09)
Class C
10/1/11 to 9/30/12	$8.52	0.01	0.68	0.69	—	—	—
10/1/10 to 9/30/11	10.00	(0.33)	(0.86)	(1.19)	—	(0.29)	(0.29)
10/1/09 to 9/30/10	10.02	(0.32)	0.30	(0.02)	—	—	—
10/1/08 to 9/30/09	9.43	(0.07)	0.66	0.59	—	—	—
10/1/07 to 9/30/08	10.12	(0.12)	(0.49)	(0.61)	(0.08)	—	(0.08)
Class I
10/1/11 to 9/30/12	$9.12	0.05	0.81	0.86	—	—	—
10/1/10 to 9/30/11	10.58	(0.25)	(0.92)	(1.17)	—	(0.29)	(0.29)
10/1/09(6) to 9/30/10	10.49	(0.23)	0.32	0.09	—	—	—

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Emerging Markets Debt Fund
Class A
9/5/12(6) to 9/30/12	$10.00	0.02	0.07	0.09	—	—	—
Class C
9/5/12(6) to 9/30/12	$10.00	0.02	0.07	0.09	—	—	—
Class I
9/5/12(6) to 9/30/12	$10.00	0.02	0.08	0.10	—	—	—

The footnote legend is at the end of the financial highlights.

228	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Expenses (including dividends and interest on short sales after expense waivers and reimbursements) to Average Net Assets(8)		Ratio of Expenses (including dividends and interest on short sales before expense waivers and reimbursements) to Average Net Assets(8)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.81	$9.90	8.91%	$109,724	2.78	%(12)	3.06%	0.86%		165%
(1.48)	9.09	(11.59)	6,615	4.35		4.65	(2.79)		186
0.07	10.57	0.67	17,556	3.76	(7)	4.04	(2.33)		155
0.69	10.50	7.03	74,749	4.04		4.23	(0.08)		253
(0.72)	9.81	(5.36)	119,387	3.49		3.84	(0.85)		285

0.70	$9.24	8.20%	$150	4.23	%(12)	4.81%	(2.19)%		165%
(1.50)	8.54	(12.42)	260	5.02		5.32	(3.49)		186
(0.02)	10.04	(0.20)	670	4.55	(7)	4.83	(3.15)		155
0.59	10.06	6.23	1,435	4.83		5.02	(0.79)		253
(0.70)	9.47	(6.04)	1,678	4.19		4.55	(1.19)		285

0.69	$9.21	8.10%	$27,123	3.61	%(12)	3.91%	0.12%		165%
(1.48)	8.52	(12.26)	2,330	5.07		5.38	(3.50)		186
(0.02)	10.00	(0.20)	4,249	4.62	(7)	4.90	(3.17)		155
0.59	10.02	6.26	4,434	4.84		5.03	(0.77)		253
(0.69)	9.43	(6.04)	4,983	4.19		4.55	(1.21)		285

0.86	$9.98	9.43%	$112,349	2.78	%(12)	3.06%	0.49%		165%
(1.46)	9.12	(11.47)	27,976	4.03		4.33	(2.48)		186
0.09	10.58	0.95 (4)	70,434	3.69	(3)(7)	3.97 (3)	(2.20	)(3)	155

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.09	$10.09	0.90	%(4)	$101	1.35	%(3)	3.49	%(3)	3.35	%(3)	13	%(4)

0.09	$10.09	0.90	%(4)	$110	2.10	%(3)	4.26	%(3)	2.63	%(3)	13	%(4)

0.10	$10.10	1.00	%(4)	$25,036	1.10	%(3)	3.24	%(3)	3.61	%(3)	13	%(4)

Virtus Mutual Funds	229

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Emerging Markets Equity Income Fund
Class A
9/5/12(6) to 9/30/12	$10.00	(0.01)	0.60	0.59	—	—	—
Class C
9/5/12(6) to 9/30/12	$10.00	(0.01)	0.59	0.58	—	—	—
Class I
9/5/12(6) to 9/30/12	$10.00	— (5)	0.59	0.59	—	—	—
Foreign Opportunities Fund
Class A
10/1/11 to 9/30/12	$20.83	0.27	4.73	5.00	(0.41)	—	(0.41)
10/1/10 to 9/30/11	22.06	0.34	(1.23)	(0.89)	(0.34)	—	(0.34)
10/1/09 to 9/30/10	19.40	0.37	2.54	2.91	(0.25)	—	(0.25)
10/1/08 to 9/30/09	20.54	0.34	(1.29)	(0.95)	(0.18)	(0.01)	(0.19)
10/1/07 to 9/30/08	28.58	0.20	(7.59)	(7.39)	(0.17)	(0.48)	(0.65)
Class C
10/1/11 to 9/30/12	$20.57	0.10	4.70	4.80	(0.10)	—	(0.10)
10/1/10 to 9/30/11	21.81	0.17	(1.22)	(1.05)	(0.19)	—	(0.19)
10/1/09 to 9/30/10	19.21	0.21	2.52	2.73	(0.13)	—	(0.13)
10/1/08 to 9/30/09	20.27	0.22	(1.27)	(1.05)	—	(0.01)	(0.01)
10/1/07 to 9/30/08	28.31	0.01	(7.52)	(7.51)	(0.05)	(0.48)	(0.53)
Class I
10/1/11 to 9/30/12	$20.89	0.34	4.72	5.06	(0.52)	—	(0.52)
10/1/10 to 9/30/11	22.12	0.42	(1.26)	(0.84)	(0.39)	—	(0.39)
10/1/09 to 9/30/10	19.45	0.42	2.54	2.96	(0.29)	—	(0.29)
10/1/08 to 9/30/09	20.58	0.40	(1.28)	(0.88)	(0.24)	(0.01)	(0.25)
10/1/07 to 9/30/08	28.61	0.27	(7.61)	(7.34)	(0.21)	(0.48)	(0.69)

The footnote legend is at the end of the financial highlights.

230	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.59	$10.59	5.90	%(4)	$106	1.75	%(3)	10.28	%(3)	(0.78	)%(3)	37	%(4)

0.58	$10.58	5.80	%(4)	$106	2.50	%(3)	11.03	%(3)	(1.54	)%(3)	37	%(4)

0.59	$10.59	5.90	%(4)	$5,082	1.50	%(3)	10.03	%(3)	(0.54	)%(3)	37	%(4)

4.59	$25.42	24.34%		$398,166	1.45%		1.45%		1.16%		47%
(1.23)	20.83	(4.15)		346,594	1.47		1.47		1.48		31
2.66	22.06	15.34		493,214	1.47		1.47		1.82		34
(1.14)	19.40	(4.41)		505,009	1.48		1.48		2.09		63
(8.04)	20.54	(26.48)		620,952	1.37	(11)	1.39		0.78		129

4.70	$25.27	23.43%		$54,634	2.20%		2.20%		0.42%		47%
(1.24)	20.57	(4.85)		45,742	2.22		2.22		0.74		31
2.60	21.81	14.42		64,480	2.22		2.21		1.04		34
(1.06)	19.21	(5.18)		70,201	2.23		2.23		1.33		63
(8.04)	20.27	(27.04)		95,523	2.12	(11)	2.15		0.03		129

4.54	$25.43	24.64%		$672,948	1.20%		1.20%		1.46%		47%
(1.23)	20.89	(3.88)		584,212	1.22		1.22		1.83		31
2.67	22.12	15.60		623,222	1.22		1.22		2.08		34
(1.13)	19.45	(4.03)		554,974	1.23		1.23		2.42		63
(8.03)	20.58	(26.31)		399,898	1.12	(11)	1.15		1.01		129

Virtus Mutual Funds	231

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Global Commodities Stock Fund
Class A
10/1/11 to 9/30/12	$8.16	— (5)	1.82	1.82	(0.02)	—	(0.02)
3/15/11(6) to 9/30/11	10.00	(0.01)	(1.83)	(1.84)	—	—	—
Class C
10/1/11 to 9/30/12	$8.13	(0.08)	1.82	1.74	—	—	—
3/15/11(6) to 9/30/11	10.00	(0.05)	(1.82)	(1.87)	—	—	—
Class I
10/1/11 to 9/30/12	$8.17	0.01	1.84	1.85	(0.04)	—	(0.04)
3/15/11(6) to 9/30/11	10.00	0.01	(1.84)	(1.83)	—	—	—
Global Dividend Fund
Class A
10/1/11 to 9/30/12	$10.97	0.31	1.95	2.26	(0.35)	—	(0.35)
10/1/10 to 9/30/11	10.71	0.33	0.25	0.58	(0.32)	—	(0.32)
10/1/09 to 9/30/10	9.97	0.26	0.77	1.03	(0.29)	—	(0.29)
10/1/08 to 9/30/09	10.91	0.31	(0.87)	(0.56)	(0.30)	(0.08)	(0.38)
10/1/07 to 9/30/08	13.70	0.31	(2.31)	(2.00)	(0.28)	(0.51)	(0.79)
Class C
10/1/11 to 9/30/12	$10.95	0.23	1.93	2.16	(0.26)	—	(0.26)
10/1/10 to 9/30/11	10.69	0.24	0.26	0.50	(0.24)	—	(0.24)
10/1/09 to 9/30/10	9.95	0.20	0.75	0.95	(0.21)	—	(0.21)
10/1/08 to 9/30/09	10.89	0.26	(0.89)	(0.63)	(0.23)	(0.08)	(0.31)
10/1/07 to 9/30/08	13.66	0.23	(2.31)	(2.08)	(0.18)	(0.51)	(0.69)
Class I
10/1/11 to 9/30/12	$10.97	0.35	1.95	2.30	(0.38)	—	(0.38)
10/1/10 to 9/30/11	10.72	0.36	0.24	0.60	(0.35)	—	(0.35)
10/1/09 to 9/30/10	9.96	0.31	0.76	1.07	(0.31)	—	(0.31)
10/1/08 to 9/30/09	10.90	0.34	(0.87)	(0.53)	(0.33)	(0.08)	(0.41)
6/6/08(6) to 9/30/08	13.41	0.07	(2.40)	(2.33)	(0.18)	—	(0.18)

The footnote legend is at the end of the financial highlights.

232	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

1.80	$9.96	22.30%		$936	1.65%	1.91%	(0.03)%		96%
(1.84)	8.16	(18.40	)(4)	204	1.65 (3)	5.40 (3)	(0.14	)(3)	32 (4)

1.74	$9.87	21.40%		$117	2.40%	2.60%	(0.86)%		96%
(1.87)	8.13	(18.70	)(4)	99	2.40 (3)	6.73 (3)	(0.90	)(3)	32 (4)

1.81	$9.98	22.67%		$18,658	1.40%	1.59%	0.14%		96%
(1.83)	8.17	(18.30	)(4)	15,692	1.40 (3)	2.92 (3)	0.14	(3)	32 (4)

1.91	$12.88	20.80%		$36,347	1.32%	1.32%	2.59%		21%
0.26	10.97	5.40		23,120	1.34	1.34	2.89		16
0.74	10.71	10.48		24,794	1.33	1.33	2.51		22
(0.94)	9.97	(4.76)		77,049	1.31	1.33	3.50		46
(2.79)	10.91	(15.63)		75,664	1.15	1.22	2.39		60

1.90	$12.85	19.97%		$9,117	2.07%	2.07%	1.88%		21%
0.26	10.95	4.51		6,138	2.09	2.09	2.11		16
0.74	10.69	9.70		7,160	2.10	2.10	1.98		22
(0.94)	9.95	(5.49)		6,188	2.09	2.10	2.85		46
(2.77)	10.89	(16.18)		1,856	1.90	1.97	1.72		60

1.92	$12.89	21.19%		$48,830	1.07%	1.07%	2.85%		21%
0.25	10.97	5.56		33,865	1.09	1.09	3.16		16
0.76	10.72	10.96		37,094	1.10	1.10	3.04		22
(0.94)	9.96	(4.54)		344	1.09	1.10	3.80		46
(2.51)	10.90	(17.51	)(4)	82	0.90 (3)	1.01 (3)	1.83	(3)	60 (4)

Virtus Mutual Funds	233

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Global Opportunities Fund
Class A
10/1/11 to 9/30/12	$7.91	0.05	1.99	2.04	(0.04)	—	(0.04)
10/1/10 to 9/30/11	7.79	0.05	0.15	0.20	(0.08)	—	(0.08)
10/1/09 to 9/30/10	6.67	0.09	1.11	1.20	(0.08)	—	(0.08)
10/1/08 to 9/30/09	7.82	0.07	(1.14)	(1.07)	(0.08)	—	(0.08)
10/1/07 to 9/30/08	11.59	0.13	(3.59)	(3.46)	(0.09)	(0.22)	(0.31)
Class B
10/1/11 to 9/30/12	$7.06	(0.02)	1.78	1.76	—	—	—
10/1/10 to 9/30/11	6.97	(0.01)	0.13	0.12	(0.03)	—	(0.03)
10/1/09 to 9/30/10	6.00	0.03	0.99	1.02	(0.05)	—	(0.05)
10/1/08 to 9/30/09	7.06	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)
10/1/07 to 9/30/08	10.48	0.04	(3.22)	(3.18)	(0.02)	(0.22)	(0.24)
Class C
10/1/11 to 9/30/12	$7.02	(0.02)	1.77	1.75	—	—	—
10/1/10 to 9/30/11	6.93	(0.01)	0.13	0.12	(0.03)	—	(0.03)
10/1/09 to 9/30/10	5.97	0.03	0.98	1.01	(0.05)	—	(0.05)
10/1/08 to 9/30/09	7.03	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)
10/1/07 to 9/30/08	10.44	0.05	(3.22)	(3.17)	(0.02)	(0.22)	(0.24)
Class I
8/8/12(6) to 9/30/12(6)	$9.38	— (5)	0.53	0.53	—	—	—
Global Premium AlphaSector ® Fund
Class A
10/1/11 to 9/30/12	$9.42	0.08	1.12	1.20	(0.06)	—	(0.06)
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)
Class C
10/1/11 to 3/31/12(13)	$9.40	—	1.12	1.12	(0.02)	—	(0.02)
3/15/11(6) to 9/30/11	10.00	0.01	(0.61)	(0.60)	— (5)	—	—
Class I
10/1/11 to 9/30/12	$9.42	0.09	1.14	1.23	(0.07)	—	(0.07)
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)

The footnote legend is at the end of the financial highlights.

234	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.00	$9.91	25.80%		$71,592	1.55%		1.55%		0.53%		73%
0.12	7.91	2.54		54,916	1.55		1.67		0.65		56
1.12	7.79	18.09		59,088	1.57	(7)	1.66		1.21		78
(1.15)	6.67	(13.53)		53,644	1.86		1.86		1.16		168
(3.77)	7.82	(30.50)		73,003	1.65		1.65		1.31		62

1.76	$8.82	24.93%		$1,048	2.30%		2.30%		(0.28)%		73%
0.09	7.06	1.76		915	2.30		2.42		(0.14)		56
0.97	6.97	17.09		1,294	2.32	(7)	2.41		0.43		78
(1.06)	6.00	(14.10)		1,369	2.61		2.61		0.35		168
(3.42)	7.06	(30.93)		2,379	2.39		2.39		0.49		62

1.75	$8.77	24.93%		$1,700	2.30%		2.30%		(0.25)%		73%
0.09	7.02	1.77		813	2.30		2.42		(0.11)		56
0.96	6.93	17.01		806	2.32	(7)	2.41		0.48		78
(1.06)	5.97	(14.16)		776	2.62		2.62		0.37		168
(3.41)	7.03	(30.95)		1,149	2.40		2.40		0.55		62

0.53	$9.91	5.54	%(4)	$23,617	1.30	%(3)	1.30	%(3)	0.02	%(3)	73	%(4)

1.14	$10.56	12.75%		$27,699	1.75%		1.78%		0.83%		258%
(0.58)	9.42	(5.62	)(4)	5,467	1.75	(3)	2.88	(3)	1.23	(3)	199	(4)

1.10	$10.50	12.04%		$21,051	2.50%		2.53%		0.01%		258%
(0.60)	9.40	(6.09	)(4)	4,885	2.50	(3)	3.81	(3)	0.17	(3)	199	(4)

1.16	$10.58	13.15%		$19,112	1.50%		1.52%		0.90%		258%
(0.58)	9.42	(5.59	)(4)	9,565	1.50	(3)	2.85	(3)	1.37	(3)	199	(4)

Virtus Mutual Funds	235

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Global Real Estate Securities Fund
Class A
10/1/11 to 9/30/12	$17.78	0.33	4.77	5.10	(0.11)	(0.37)	(0.48)
10/1/10 to 9/30/11	19.84	0.50	(0.90)	(0.40)	(1.01)	(0.65)	(1.66)
10/1/09 to 9/30/10	18.33	0.40	3.31	3.71	(1.55)	(0.65)	(2.20)
3/2/09(6) to 9/30/09	10.00	0.30	8.03	8.33	—	—	—
Class C
10/1/11 to 9/30/12	$17.65	0.17	4.72	4.89	(0.03)	(0.37)	(0.40)
10/1/10 to 9/30/11	19.67	0.35	(0.88)	(0.53)	(0.84)	(0.65)	(1.49)
10/1/09 to 9/30/10	18.25	0.27	3.29	3.56	(1.49)	(0.65)	(2.14)
3/2/09(6) to 9/30/09	10.00	0.24	8.01	8.25	—	—	—
Class I
10/1/11 to 9/30/12	$17.85	0.45	4.71	5.16	(0.13)	(0.37)	(0.50)
10/1/10 to 9/30/11	19.91	0.63	(0.97)	(0.34)	(1.07)	(0.65)	(1.72)
10/1/09 to 9/30/10	18.36	0.47	3.30	3.77	(1.57)	(0.65)	(2.22)
3/2/09(6) to 9/30/09	10.00	0.32	8.04	8.36	—	—	—
Greater Asia ex Japan Opportunities Fund
Class A
10/1/11 to 9/30/12	$13.93	0.07	1.99	2.06	(0.02)	(0.53)	(0.55)
10/1/10 to 9/30/11	16.89	0.06	(1.09)	(1.03)	(0.10)	(1.83)	(1.93)
10/1/09 to 9/30/10	13.01	0.14	4.19	4.33	(0.13)	(0.32)	(0.45)
4/21/09(6) to 9/30/09	10.00	0.10	2.91	3.01	—	—	—
Class C
10/1/11 to 9/30/12	$13.79	(0.03)	1.96	1.93	—	(0.53)	(0.53)
10/1/10 to 9/30/11	16.77	(0.07)	(1.08)	(1.15)	—	(1.83)	(1.83)
10/1/09 to 9/30/10	12.96	0.07	4.16	4.23	(0.10)	(0.32)	(0.42)
4/21/09(6) to 9/30/09	10.00	0.06	2.90	2.96	—	—	—
Class I
10/1/11 to 9/30/12	$13.99	0.10	2.00	2.10	(0.06)	(0.53)	(0.59)
10/1/10 to 9/30/11	16.94	0.08	(1.06)	(0.98)	(0.14)	(1.83)	(1.97)
10/1/09 to 9/30/10	13.02	0.18	4.21	4.39	(0.15)	(0.32)	(0.47)
4/21/09(6) to 9/30/09	10.00	0.11	2.91	3.02	—	—	—

The footnote legend is at the end of the financial highlights.

236	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

4.62	$22.40	29.21%	$8,695	1.40%		2.37%		1.61%	31%
(2.06)	17.78	(2.57)	5,275	1.40		3.16		2.48	41
1.51	19.84	22.42	2,492	1.40		4.07		2.21	28
8.33	18.33	83.30 (4)	1,586	1.40	(3)	9.62	(3)	3.68 (3)	29	(4)

4.49	$22.14	28.18%	$1,356	2.15%		3.11%		0.83%	31%
(2.02)	17.65	(3.25)	486	2.15		3.91		1.73	41
1.42	19.67	21.55	262	2.15		4.83		1.50	28
8.25	18.25	82.50 (4)	194	2.15	(3)	10.45	(3)	2.94 (3)	29	(4)

4.66	$22.51	29.50%	$12,063	1.15%		1.93%		2.04%	31%
(2.06)	17.85	(2.26)	609	1.15		2.92		3.07	41
1.55	19.91	22.77	678	1.15		3.90		2.63	28
8.36	18.36	83.60 (4)	183	1.15	(3)	6.04	(3)	3.93 (3)	29	(4)

1.51	$15.44	15.56%	$8,366	1.80%		3.11%		0.49%	40%
(2.96)	13.93	(6.88)	9,125	1.80		3.06		0.39	60
3.88	16.89	34.27	10,305	1.80		3.05		1.00	78
3.01	13.01	30.10 (4)	6,431	1.80	(3)	3.78	(3)	1.88 (3)	26	(4)

1.40	$15.19	14.74%	$230	2.55%		3.87%		(0.22)%	40%
(2.98)	13.79	(7.61)	223	2.55		3.81		(0.47)	60
3.81	16.77	33.39	430	2.55		3.83		0.46	78
2.96	12.96	29.60 (4)	130	2.55	(3)	4.54	(3)	1.12 (3)	26	(4)

1.51	$15.50	15.80%	$314	1.55%		2.76%		0.70%	40%
(2.95)	13.99	(6.57)	248	1.55		2.78		0.50	60
3.92	16.94	34.69	198	1.55		2.80		1.25	78
3.02	13.02	30.20 (4)	130	1.55	(3)	3.54	(3)	2.11 (3)	26	(4)

Virtus Mutual Funds	237

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Greater European Opportunities Fund
Class A
10/1/11 to 9/30/12	$11.80	0.16	2.87	3.03	(0.15)	(0.48)	(0.63)
10/1/10 to 9/30/11	13.56	0.17	(0.36)	(0.19)	(0.29)	(1.28)	(1.57)
10/1/09 to 9/30/10	12.97	0.21	0.95	1.16	(0.15)	(0.42)	(0.57)
4/21/09(6) to 9/30/09	10.00	0.12	2.85	2.97	—	—	—
Class C
10/1/11 to 9/30/12	$11.69	0.07	2.85	2.92	(0.03)	(0.48)	(0.51)
10/1/10 to 9/30/11	13.45	0.07	(0.36)	(0.29)	(0.19)	(1.28)	(1.47)
10/1/09 to 9/30/10	12.93	0.07	0.98	1.05	(0.11)	(0.42)	(0.53)
4/21/09(6) to 9/30/09	10.00	0.07	2.86	2.93	—	—	—
Class I
10/1/11 to 9/30/12	$11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)
10/1/10 to 9/30/11	13.60	0.17	(0.34)	(0.17)	(0.32)	(1.28)	(1.60)
10/1/09 to 9/30/10	12.98	0.24	0.96	1.20	(0.16)	(0.42)	(0.58)
4/21/09(6) to 9/30/09	10.00	0.14	2.84	2.98	—	—	—
Herzfeld Fund
Class A
9/5/12(6) to 9/30/12	$10.00	0.04	0.17	0.21	—	—	—
Class C
9/5/12(6) to 9/30/12	$10.00	0.03	0.18	0.21	—	—	—
Class I
9/5/12(6) to 9/30/12	$10.00	0.03	0.18	0.21	—	—	—

The footnote legend is at the end of the financial highlights.

238	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

2.40	$14.20	26.75%		$6,513	1.45%		2.82%		1.26%	49%
(1.76)	11.80	(2.09)		4,571	1.45		3.03		1.26	46
0.59	13.56	9.14		4,629	1.45		2.75		1.60	48
2.97	12.97	29.70	(4)	6,236	1.45	(3)	3.60	(3)	2.38 (3)	14	(4)

2.41	$14.10	25.73%		$187	2.20%		3.57%		0.52%	49%
(1.76)	11.69	(2.77)		144	2.20		3.78		0.53	46
0.52	13.45	8.28		142	2.20		3.50		0.56	48
2.93	12.93	29.30	(4)	196	2.20	(3)	4.27	(3)	1.31 (3)	14	(4)

2.40	$14.23	26.99%		$155	1.20%		2.57%		1.32%	49%
(1.77)	11.83	(1.84)		206	1.20		2.78		1.33	46
0.62	13.60	9.48		142	1.20		2.56		1.83	48
2.98	12.98	29.80	(4)	130	1.20	(3)	3.34	(3)	2.63 (3)	14	(4)

0.21	$10.21	2.10	%(4)	$105	1.60	%(3)	37.91	%(3)	5.93%	3	%(4)

0.21	$10.21	2.10	%(4)	$102	2.35	%(3)	38.62	%(3)	5.21%	3	%(4)

0.21	$10.21	2.10	%(4)	$1,017	1.35	%(3)	38.61	%(3)	4.39%	3	%(4)

Virtus Mutual Funds	239

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
High Yield Fund
Class A
10/1/11 to 9/30/12	$3.85	0.28		0.44	0.72	(0.29)	—	(0.29)
10/1/10 to 9/30/11	4.17	0.29		(0.32)	(0.03)	(0.29)	—	(0.29)
10/1/09 to 9/30/10	3.89	0.31		0.28	0.59	(0.31)	—	(0.31)
10/1/08 to 9/30/09	3.98	0.31		(0.08)	0.23	(0.32)	—	(0.32)
10/1/07 to 9/30/08	4.89	0.34		(0.90)	(0.56)	(0.35)	—	(0.35)
Class B
10/1/11 to 9/30/12	$3.77	0.24		0.44	0.68	(0.26)	—	(0.26)
10/1/10 to 9/30/11	4.08	0.25		(0.31)	(0.06)	(0.25)	—	(0.25)
10/1/09 to 9/30/10	3.82	0.27		0.27	0.54	(0.28)	—	(0.28)
10/1/08 to 9/30/09	3.92	0.28		(0.09)	0.19	(0.29)	—	(0.29)
10/1/07 to 9/30/08	4.81	0.30		(0.88)	(0.58)	(0.31)	—	(0.31)
Class C
10/1/11 to 9/30/12	$3.80	0.25		0.44	0.69	(0.26)	—	(0.26)
10/1/10 to 9/30/11	4.11	0.25		(0.31)	(0.06)	(0.25)	—	(0.25)
10/1/09 to 9/30/10	3.85	0.27		0.27	0.54	(0.28)	—	(0.28)
10/1/08 to 9/30/09	3.94	0.28		(0.08)	0.20	(0.29)	—	(0.29)
10/1/07 to 9/30/08	4.84	0.30		(0.89)	(0.59)	(0.31)	—	(0.31)
Class I
8/8/12(6) to 9/30/12	$4.23	0.04		0.06	0.10	(0.05)	—	(0.05)
International Equity Fund
Class A
10/1/11 to 9/30/12	$9.79	0.21		1.36	1.57	(0.30)	(0.19)	(0.49)
10/1/10 to 9/30/11	10.17	0.29		(0.57)	(0.28)	(0.10)	—	(0.10)
9/16/10(6) to 9/30/10	10.00	—	(5)	0.17	0.17	—	—	—
Class C
10/1/11 to 9/30/12	$9.76	0.20		1.25	1.45	(0.25)	(0.19)	(0.44)
10/1/10 to 9/30/11	10.16	0.18		(0.53)	(0.35)	(0.05)	—	(0.05)
9/16/10(6) to 9/30/10	10.00	—	(5)	0.16	0.16	—	—	—
Class I
10/1/11 to 9/30/12	$9.80	0.30		1.26	1.56	(0.35)	(0.19)	(0.54)
10/1/10 to 9/30/11	10.18	0.34		(0.60)	(0.26)	(0.12)	—	(0.12)
9/16/10(6) to 9/30/10	10.00	0.01		0.17	0.18	—	—	—

The footnote legend is at the end of the financial highlights.

240	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.43	$4.28	19.19%		$98,701	1.15%		1.31%		6.82%		92%
(0.32)	3.85	(0.82)		86,530	1.21	(7)	1.35		6.93		106
0.28	4.17	15.43		101,326	1.35		1.35	(3)	7.69		92
(0.09)	3.89	7.02		90,560	1.37		1.37		8.88		134
(0.91)	3.98	(12.10)		92,907	1.34		1.34		7.41		100

0.42	$4.19	18.46%		$307	1.90%		2.06%		6.07%		92%
(0.31)	3.77	(1.66)		404	1.96	(7)	2.10		6.17		106
0.26	4.08	14.65		663	2.10		2.10	(3)	6.95		92
(0.10)	3.82	6.13		1,019	2.12		2.12		8.21		134
(0.89)	3.92	(12.59)		1,366	2.08		2.08		6.63		100

0.43	$4.23	18.59%		$2,944	1.90%		2.07%		6.07%		92%
(0.31)	3.80	(1.65)		2,028	1.95	(7)	2.10		6.18		106
0.26	4.11	14.53		2,119	2.10		2.10	(3)	6.93		92
(0.09)	3.85	6.36		1,585	2.12		2.12		8.06		134
(0.90)	3.94	(12.72)		1,465	2.09		2.09		6.66		100

0.05	$4.28	2.37	%(4)	$102	0.90	%(3)	1.08	%(3)	6.86	%(3)	92	%(4)

1.08	$10.87	16.58%		$193	1.50%		1.80%		2.02%		25%
(0.38)	9.79	(2.85)		952	1.50		2.11		2.73		65
0.17	10.17	1.70	(4)	102	1.50	(3)	19.64	(3)	1.36	(3)	0	(4)

1.01	$10.77	15.37%		$115	2.25%		2.51%		1.94%		25%
(0.40)	9.76	(3.58)		98	2.25		3.15		1.70		65
0.16	10.16	1.60	(4)	102	2.25	(3)	20.39	(3)	0.61	(3)	0	(4)

1.02	$10.82	16.47%		$26,398	1.25%		1.50%		2.94%		25%
(0.38)	9.80	(2.62)		17,689	1.25		1.88		3.16		65
0.18	10.18	1.70	(4)	7,068	1.25	(3)	19.39	(3)	1.62	(3)	0	(4)

Virtus Mutual Funds	241

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
International Real Estate Securities Fund
Class A
10/1/11 to 9/30/12	$5.23	0.16	1.24	1.40	(0.13)	—	(0.13)
10/1/10 to 9/30/11	6.30	0.31	(0.69)	(0.38)	(0.69)	—	(0.69)
10/1/09 to 9/30/10	6.00	0.13	0.65	0.78	(0.48)	—	(0.48)
10/1/08 to 9/30/09	6.72	0.21	(0.66)	(0.45)	(0.27)	—	(0.27)
10/1/07(6) to 9/30/08	10.00	0.21	(3.32)	(3.11)	(0.17)	—	(0.17)
Class C
10/1/11 to 9/30/12	$5.20	0.12	1.24	1.36	(0.08)	—	(0.08)
10/1/10 to 9/30/11	6.26	0.24	(0.67)	(0.43)	(0.63)	—	(0.63)
10/1/09 to 9/30/10	6.00	0.13	0.61	0.74	(0.48)	—	(0.48)
10/1/08 to 9/30/09	6.70	0.19	(0.67)	(0.48)	(0.22)	—	(0.22)
10/1/07(6) to 9/30/08	10.00	0.20	(3.38)	(3.18)	(0.12)	—	(0.12)
Class I
10/1/11 to 9/30/12	$5.23	0.17	1.25	1.42	(0.16)	—	(0.16)
10/1/10 to 9/30/11	6.31	0.35	(0.72)	(0.37)	(0.71)	—	(0.71)
10/1/09 to 9/30/10	5.99	0.19	0.61	0.80	(0.48)	—	(0.48)
10/1/08 to 9/30/09	6.72	0.23	(0.67)	(0.44)	(0.29)	—	(0.29)
10/1/07(6) to 9/30/08	10.00	0.25	(3.35)	(3.10)	(0.18)	—	(0.18)
International Small-Cap Fund
Class A
9/5/12(6) to 9/30/12	$10.00	0.02	0.07	0.09	—	—	—
Class C
9/5/12(6) to 9/30/12	$10.00	0.02	0.07	0.09	—	—	—
Class I
9/5/12(6) to 9/30/12	$10.00	0.03	0.07	0.10	—	—	—

The footnote legend is at the end of the financial highlights.

242	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

1.27	$6.50	27.35%		$3,916	1.50%		1.85%		2.69%		41%
(1.07)	5.23	(7.15)		3,243	1.50		1.77		5.03		41
0.30	6.30	14.44		2,474	1.50		1.70		2.21		20
(0.72)	6.00	(5.59)		32,178	1.50		1.66		4.71		54
(3.28)	6.72	(31.46)		60,907	1.50		2.11		2.74		8

1.28	$6.48	26.36%		$1,531	2.25%		2.60%		2.04%		41%
(1.06)	5.20	(7.90)		962	2.25		2.52		3.91		41
0.26	6.26	13.73		494	2.25		2.51		2.28		20
(0.70)	6.00	(6.30)		413	2.25		2.40		4.21		54
(3.30)	6.70	(32.09)		141	2.23		3.00		2.52		8

1.26	$6.49	27.74%		$28,095	1.25%		1.59%		2.92%		41%
(1.08)	5.23	(7.04)		24,420	1.25		1.52		5.65		41
0.32	6.31	14.83		24,052	1.25		1.51		3.31		20
(0.73)	5.99	(5.43)		71	1.25		1.41		4.87		54
(3.28)	6.72	(31.32)		69	1.24		2.16		3.00		8

0.09	$10.09	0.90	%(4)	$101	1.60	%(3)	16.64	%(3)	3.65	%(3)	0	%(4)

0.09	$10.09	0.90	%(4)	$107	2.35	%(3)	17.43	%(3)	2.86	%(3)	0	%(4)

0.10	$10.10	1.00	%(4)	$2,834	1.35	%(3)	16.39	%(3)	3.89	%(3)	0	%(4)

Virtus Mutual Funds	243

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Multi-Sector Intermediate Bond Fund
Class A
10/1/11 to 9/30/12	$10.24	0.62	0.93	1.55	(0.64)	—	(0.64)
10/1/10 to 9/30/11	10.77	0.66	(0.47)	0.19	(0.72)	—	(0.72)
10/1/09 to 9/30/10	9.96	0.67	0.79	1.46	(0.65)	—	(0.65)
10/1/08 to 9/30/09	9.23	0.59	0.85	1.44	(0.71)	—	(0.71)
10/1/07 to 9/30/08	10.89	0.68	(1.66)	(0.98)	(0.68)	—	(0.68)
Class B
10/1/11 to 9/30/12	$10.22	0.54	0.92	1.46	(0.56)	—	(0.56)
10/1/10 to 9/30/11	10.75	0.58	(0.47)	0.11	(0.64)	—	(0.64)
10/1/09 to 9/30/10	9.95	0.59	0.79	1.38	(0.58)	—	(0.58)
10/1/08 to 9/30/09	9.22	0.53	0.84	1.37	(0.64)	—	(0.64)
10/1/07 to 9/30/08	10.88	0.60	(1.66)	(1.06)	(0.60)	—	(0.60)
Class C
10/1/11 to 9/30/12	$10.31	0.54	0.94	1.48	(0.56)	—	(0.56)
10/1/10 to 9/30/11	10.84	0.58	(0.47)	0.11	(0.64)	—	(0.64)
10/1/09 to 9/30/10	10.02	0.59	0.80	1.39	(0.57)	—	(0.57)
10/1/08 to 9/30/09	9.27	0.52	0.87	1.39	(0.64)	—	(0.64)
10/1/07 to 9/30/08	10.94	0.61	(1.68)	(1.07)	(0.60)	—	(0.60)
Class I
10/1/11 to 9/30/12	$10.24	0.64	0.93	1.57	(0.66)	—	(0.66)
10/1/10 to 9/30/11	10.76	0.69	(0.46)	0.23	(0.75)	—	(0.75)
10/1/09(6) to 9/30/10	9.95	0.70	0.79	1.49	(0.68)	—	(0.68)

The footnote legend is at the end of the financial highlights.

244	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.91	$11.15	15.51%	$196,554	1.13%	1.13%	5.73%	76%
(0.53)	10.24	1.58	137,395	1.16	1.16	6.07	45
0.81	10.77	15.14	125,962	1.16	1.16	6.46	74
0.73	9.96	17.34	121,968	1.16	1.16	6.90	85
(1.66)	9.23	(9.46)	88,744	1.15	1.15	6.54	91

0.90	$11.12	14.59%	$9,974	1.88%	1.88%	5.02%	76%
(0.53)	10.22	0.82	10,685	1.91	1.91	5.31	45
0.80	10.75	14.20	13,590	1.91	1.91	5.72	74
0.73	9.95	16.47	13,276	1.91	1.91	6.18	85
(1.66)	9.22	(10.16)	11,969	1.90	1.90	5.80	91

0.92	$11.23	14.65%	$108,595	1.88%	1.88%	4.98%	76%
(0.53)	10.31	0.80	70,735	1.91	1.91	5.32	45
0.82	10.84	14.29	62,214	1.91	1.91	5.71	74
0.75	10.02	16.59	41,374	1.90	1.90	5.93	85
(1.67)	9.27	(10.20)	16,828	1.90	1.90	5.80	91

0.91	$11.15	15.80%	$74,847	0.88%	0.88%	5.93%	76%
(0.52)	10.24	1.93	22,408	0.91	0.91	6.32	45
0.81	10.76	15.41 (4)	7,633	0.91 (3)	0.91 (3)	6.78 (3)	74

Virtus Mutual Funds	245

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions
Multi-Sector Short Term Bond Fund
Class A
10/1/11 to 9/30/12	$4.67	0.21	0.27	0.48	(0.21)	(0.21)
10/1/10 to 9/30/11	4.80	0.22	(0.12)	0.10	(0.23)	(0.23)
10/1/09 to 9/30/10	4.54	0.25	0.26	0.51	(0.25)	(0.25)
10/1/08 to 9/30/09	4.21	0.24	0.35	0.59	(0.26)	(0.26)
10/1/07 to 9/30/08	4.70	0.25	(0.48)	(0.23)	(0.26)	(0.26)
Class B
10/1/11 to 9/30/12	$4.65	0.18	0.27	0.45	(0.19)	(0.19)
10/1/10 to 9/30/11	4.78	0.20	(0.12)	0.08	(0.21)	(0.21)
10/1/09 to 9/30/10	4.52	0.23	0.26	0.49	(0.23)	(0.23)
10/1/08 to 9/30/09	4.19	0.22	0.35	0.57	(0.24)	(0.24)
10/1/07 to 9/30/08	4.68	0.23	(0.48)	(0.25)	(0.24)	(0.24)
Class C
10/1/11 to 9/30/12	$4.72	0.20	0.27	0.47	(0.20)	(0.20)
10/1/10 to 9/30/11	4.85	0.21	(0.12)	0.09	(0.22)	(0.22)
10/1/09 to 9/30/10	4.58	0.24	0.27	0.51	(0.24)	(0.24)
10/1/08 to 9/30/09	4.24	0.23	0.36	0.59	(0.25)	(0.25)
10/1/07 to 9/30/08	4.73	0.24	(0.48)	(0.24)	(0.25)	(0.25)
Class T
10/1/11 to 9/30/12	$4.71	0.17	0.28	0.45	(0.18)	(0.18)
10/1/10 to 9/30/11	4.84	0.19	(0.13)	0.06	(0.19)	(0.19)
10/1/09 to 9/30/10	4.57	0.21	0.28	0.49	(0.22)	(0.22)
10/1/08 to 9/30/09	4.23	0.21	0.36	0.57	(0.23)	(0.23)
10/1/07 to 9/30/08	4.72	0.22	(0.48)	(0.26)	(0.23)	(0.23)
Class I
10/1/11 to 9/30/12	$4.68	0.22	0.27	0.49	(0.23)	(0.23)
10/1/10 to 9/30/11	4.81	0.23	(0.12)	0.11	(0.24)	(0.24)
10/1/09 to 9/30/10	4.54	0.26	0.28	0.54	(0.27)	(0.27)
10/1/08 to 9/30/09	4.21	0.28	0.32	0.60	(0.27)	(0.27)
6/6/08(6) to 9/30/08	4.53	0.08	(0.31)	(0.23)	(0.09)	(0.09)

The footnote legend is at the end of the financial highlights.

246	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.27	$4.94	10.58%		$3,038,093	1.01%	4.31%	52%
(0.13)	4.67	2.02		2,463,360	1.05	4.59	35
0.26	4.80	11.65		1,897,491	1.07	5.31	49
0.33	4.54	14.91		1,433,927	1.12	5.93	88
(0.49)	4.21	(5.07)		1,377,371	1.08	5.54	83

0.26	$4.91	9.87%		$3,590	1.51%	3.86%	52%
(0.13)	4.65	1.53		5,550	1.55	4.10	35
0.26	4.78	11.16		9,435	1.56	4.86	49
0.33	4.52	14.41		12,753	1.62	5.47	88
(0.49)	4.19	(5.57)		15,919	1.57	5.03	83

0.27	$4.99	10.19%		$1,067,276	1.27%	4.04%	52%
(0.13)	4.72	1.75		616,170	1.30	4.33	35
0.27	4.85	11.49		471,332	1.32	5.04	49
0.34	4.58	14.75		241,339	1.36	5.63	88
(0.49)	4.24	(5.28)		161,770	1.33	5.28	83

0.27	$4.98	9.67%		$704,225	1.76%	3.56%	52%
(0.13)	4.71	1.24		530,162	1.80	3.84	35
0.27	4.84	10.96		394,183	1.82	4.54	49
0.34	4.57	14.21		219,501	1.86	5.11	88
(0.49)	4.23	(5.78)		141,131	1.83	4.79	83

0.26	$4.94	10.62%		$1,606,957	0.77%	4.55%	52%
(0.13)	4.68	2.28		901,528	0.80	4.83	35
0.27	4.81	12.16		468,264	0.83	5.51	49
0.33	4.54	15.20		20,553	1.03	6.47	88
(0.32)	4.21	(5.11	)(4)	95	0.89 (3)	5.85 (3)	83 (4)

Virtus Mutual Funds	247

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Premium AlphaSector ® Fund
Class A
10/1/11 to 9/30/12	$11.69	0.10	1.73	1.83	(0.09)	—	(0.09)
10/1/10 to 9/30/11	11.17	0.10	0.52	0.62	(0.08)	(0.02)	(0.10)
7/1/10(6) to 9/30/10	10.00	0.12	1.05	1.17	—	—	—
Class C
10/1/11 to 9/30/12	$11.62	0.01	1.72	1.73	(0.01)	—	(0.01)
10/1/10 to 9/30/11	11.15	0.02	0.51	0.53	(0.04)	(0.02)	(0.06)
7/1/10(6) to 9/30/10	10.00	0.09	1.06	1.15	—	—	—
Class I
10/1/11 to 9/30/12	$11.71	0.14	1.72	1.86	(0.12)	—	(0.12)
10/1/10 to 9/30/11	11.17	0.14	0.52	0.66	(0.10)	(0.02)	(0.12)
7/1/10(6) to 9/30/10	10.00	0.11	1.06	1.17	—	—	—

The footnote legend is at the end of the financial highlights.

248	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

1.74	$13.43	15.74%		$1,323,109	1.64%		1.64%		0.80%		297%
0.52	11.69	5.47		958,603	1.67	(9)	1.67		0.80		247
1.17	11.17	11.70	(4)	88,916	1.70	(3)	1.83	(3)	4.64	(3)	47	(4)

1.72	$13.34	14.91%		$767,602	2.38%		2.39%		0.09%		297%
0.47	11.62	4.68		457,630	2.38	(9)	2.42		0.13		247
1.15	11.15	11.50	(4)	29,864	2.45	(3)	2.67	(3)	3.51	(3)	47	(4)

1.74	$13.45	15.98%		$1,479,042	1.39%		1.39%		1.10%		297%
0.54	11.71	5.78		754,415	1.42	(9)	1.42		1.09		247
1.17	11.17	11.70	(4)	24,549	1.45	(3)	1.75	(3)	4.02	(3)	47	(4)

Virtus Mutual Funds	249

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Real Estate Securities Fund
Class A
10/1/11 to 9/30/12	$26.05	0.21	8.24	8.45	(0.31)		(0.31)
10/1/10 to 9/30/11	26.10	0.11	0.12	0.23	(0.28)	—	(0.28)
10/1/09 to 9/30/10	20.21	0.32	5.90	6.22	(0.33)	—	(0.33)
10/1/08 to 9/30/09	29.19	0.47	(8.99)	(8.52)	(0.46)	—	(0.46)
10/1/07 to 9/30/08	34.10	0.45	(3.88)	(3.43)	(0.47)	(1.01)	(1.48)
Class B
10/1/11 to 9/30/12	$25.71	0.02	8.06	8.08	(0.07)		(0.07)
10/1/10 to 9/30/11	25.76	(0.01)	0.03	0.02	(0.07)	—	(0.07)
10/1/09 to 9/30/10	19.95	0.16	5.81	5.97	(0.16)	—	(0.16)
10/1/08 to 9/30/09	28.85	0.35	(8.91)	(8.56)	(0.34)	—	(0.34)
10/1/07 to 9/30/08	33.72	0.22	(3.83)	(3.61)	(0.25)	(1.01)	(1.26)
Class C
10/1/11 to 9/30/12	$26.02	(0.03)	8.22	8.19	(0.07)		(0.07)
10/1/10 to 9/30/11	26.06	(0.09)	0.12	0.03	(0.07)	—	(0.07)
10/1/09 to 9/30/10	20.19	0.15	5.88	6.03	(0.16)	—	(0.16)
10/1/08 to 9/30/09	29.17	0.35	(8.99)	(8.64)	(0.34)	—	(0.34)
10/1/07 to 9/30/08	34.07	0.23	(3.88)	(3.65)	(0.24)	(1.01)	(1.25)
Class I
10/1/11 to 9/30/12	$26.03	0.30	8.22	8.52	(0.39)		(0.39)
10/1/10 to 9/30/11	26.08	0.19	0.12	0.31	(0.36)	—	(0.36)
10/1/09 to 9/30/10	20.19	0.38	5.90	6.28	(0.39)	—	(0.39)
10/1/08 to 9/30/09	29.17	0.49	(8.97)	(8.48)	(0.50)	—	(0.50)
10/1/07 to 9/30/08	34.08	0.62	(3.98)	(3.36)	(0.54)	(1.01)	(1.55)

The footnote legend is at the end of the financial highlights.

250	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

8.14	$34.19	32.49%	$789,925	1.41%		1.41%	0.67%	24%
(0.05)	26.05	0.82	605,073	1.46		1.46	0.39	36
5.89	26.10	30.93	576,760	1.48		1.48	1.39	35
(8.98)	20.21	(28.61)	552,518	1.59		1.59	2.88	48
(4.91)	29.19	(9.94)	862,062	1.37	(11)	1.45	1.51	32

8.01	$33.72	31.49%	$6,761	2.16%		2.16%	0.07%	24%
(0.05)	25.71	0.03	9,461	2.21		2.21	(0.05)	36
5.81	25.76	30.01	16,595	2.23		2.23	0.70	35
(8.90)	19.95	(29.20)	17,648	2.34		2.34	2.16	48
(4.87)	28.85	(10.65)	35,376	2.12	(11)	2.20	0.76	32

8.12	$34.14	31.48%	$60,941	2.16%		2.16%	(0.10)%	24%
(0.04)	26.02	0.08	44,853	2.21		2.21	(0.30)	36
5.87	26.06	29.95	46,722	2.23		2.23	0.65	35
(8.98)	20.19	(29.17)	41,818	2.34		2.34	2.12	48
(4.90)	29.17	(10.63)	71,278	2.12	(11)	2.20	0.76	32

8.13	$34.16	32.80%	$422,374	1.16%		1.16%	0.93%	24%
(0.05)	26.03	1.08	320,059	1.21		1.21	0.65	36
5.89	26.08	31.27	306,740	1.23		1.23	1.63	35
(8.98)	20.19	(28.45)	206,474	1.32		1.32	3.00	48
(4.91)	29.17	(9.71)	106,159	1.12	(11)	1.20	2.11	32

Virtus Mutual Funds	251

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Return of Capital	Total Distributions
Senior Floating Rate Fund
Class A
10/1/11 to 9/30/12	$9.28	0.49		0.49	0.98	(0.47)	—	—	(0.47)
10/1/10 to 9/30/11	9.80	0.45		(0.27)	0.18	(0.49)	(0.07)	(0.14)	(0.70)
10/1/09 to 9/30/10	9.87	0.67		0.09	0.76	(0.64)	(0.19)	—	(0.83)
10/1/08 to 9/30/09	9.41	0.54		0.47	1.01	(0.55)	— (5)	—	(0.55)
1/31/08(6) to 9/30/08	10.00	0.41		(0.61)	(0.20)	(0.39)	—	—	(0.39)
Class C
10/1/11 to 9/30/12	$9.29	0.41		0.50	0.91	(0.40)	—	—	(0.40)
10/1/10 to 9/30/11	9.81	0.36		(0.26)	0.10	(0.41)	(0.07)	(0.14)	(0.62)
10/1/09 to 9/30/10	9.87	0.59		0.10	0.69	(0.56)	(0.19)	—	(0.75)
10/1/08 to 9/30/09	9.41	0.44		0.51	0.95	(0.49)	— (5)	—	(0.49)
1/31/08(6) to 9/30/08	10.00	0.37		(0.61)	(0.24)	(0.35)	—	—	(0.35)
Class I
10/1/11 to 9/30/12	$9.27	0.51		0.49	1.00	(0.49)	—	—	(0.49)
10/1/10 to 9/30/11	9.80	0.46		(0.27)	0.19	(0.51)	(0.07)	(0.14)	(0.72)
10/1/09 to 9/30/10	9.86	0.64		0.15	0.79	(0.66)	(0.19)	—	(0.85)
10/1/08 to 9/30/09	9.41	0.58		0.45	1.03	(0.58)	— (5)	—	(0.58)
1/31/08(6) to 9/30/08	10.00	0.43		(0.61)	(0.18)	(0.41)	—	—	(0.41)
Wealth Masters Fund
Class A
9/5/12(6) to 9/30/12	$10.00	0.01		0.21	0.22	—	—	—	—
Class C
9/5/12(6) to 9/30/12	$10.00	—	(5)	0.21	0.21	—	—	—	—
Class I
9/5/12(6) to 9/30/12	$10.00	0.01		0.21	0.22	—	—	—	—

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	See Note 3C in the Notes to Financial Statements in the Annual Report for information on recapture of expenses previously waived.
(10)	Includes extraordinary expenses.
(11)	Blended net expense ratio.
(12)

The expense ratio for interest and dividends on short sales for the period ended September 30, 2012 and was 0.63% for Class A shares, Class B shares, Class C shares, and Class I shares. If interest and dividends were excluded the ratio would be lower.

(13)	Effective December 1, 2010, the Adviser has discontinued charging an advisory fee.

252	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0.51	$9.79	10.75%		$256,397	1.23%		1.23%		5.06%		56%
(0.52)	9.28	1.62		215,427	1.20	(9)	1.19	(9)	4.58		69
(0.07)	9.80	8.05		98,790	1.20	(9)	1.15	(9)	6.86		41
0.46	9.87	11.74		52,987	1.20		1.33		6.00		63
(0.59)	9.41	(2.12	)(4)	14,349	1.20	(3)	1.80	(3)	6.25	(3)	27	(4)

0.51	$9.80	9.92%		$95,078	1.98%		1.98%		4.31%		56%
(0.52)	9.29	0.85		92,623	1.95	(9)	1.94	(9)	3.69		69
(0.06)	9.81	7.35		30,116	1.95	(9)	1.92	(9)	6.02		41
0.46	9.87	10.94		2,740	1.95		2.05		4.82		63
(0.59)	9.41	(2.59	)(4)	359	1.95	(3)	2.57	(3)	5.58	(3)	27	(4)

0.51	$9.78	11.04%		$94,193	0.98%		0.98%		5.31%		56%
(0.53)	9.27	1.78		71,584	0.95	(9)	0.93	(9)	4.67		69
(0.06)	9.80	8.44		32,679	0.95	(9)	0.89	(9)	6.56		41
0.45	9.86	11.94		394	0.95		1.13		6.54		63
(0.59)	9.41	(1.96	)(4)	232	0.95	(3)	1.56	(3)	6.51	(3)	27	(4)

0.22	$10.22	2.20	%(4)	$106	1.45	%(3)	44.72	%(3)	0.78	%(3)	26	%(4)

0.21	$10.21	2.10	%(4)	$107	2.20	%(3)	45.67	%(3)	0.04	%(3)	26	%(4)

0.22	$10.22	2.20	%(4)	$818	1.20	%(3)	44.40	%(3)	1.04	%(3)	26	%(4)

Virtus Mutual Funds	253

Appendix A

Virtus Alternatives Diversifier Fund—Underlying Funds

Underlying Affiliated Mutual Funds and Exchange-Traded Funds (“ETFs”)

Following is a list of underlying affiliated mutual funds and ETFs (collectively, “underlying funds”) in which the fund is currently invested or anticipated to be invested and their associated target weightings, as of the date of this prospectus. Not all of these underlying funds will be purchased by the fund. The underlying funds and their target weightings have been selected for use over long time periods, but may be changed in the future without shareholder approval or notice. Target weightings will deviate over the short term due to market movements and capital flows. The adviser periodically rebalances the fund’s investments in the underlying funds to bring them back within their target weightings. Some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and short-term cash needs. The fund’s cash position is not reflected in the asset allocations or target weightings. Additional information about each underlying affiliated mutual fund, including a copy of an underlying affiliated mutual fund’s prospectus, SAI, and Annual and Semiannual reports is available on the Internet at virtus.com, or you can request copies by calling Virtus Mutual Fund Services toll-free at 800-243-1574.

Fund Name/Asset Class

ALTERNATIVES
Virtus Global Commodities Stock Fund	15%
Virtus Global Dividend Fund	15%
Virtus International Real Estate Securities Fund	10%
Virtus Real Estate Securities Fund	10%
Virtus Senior Floating Rate Fund	10%
EXCHANGE-TRADED FUNDS
PowerShares DB Commodity Index Tracking Fund	15%
PowerShares DB G10 Currency Harvest Fund	15%
Wisdom Tree Managed Futures Strategy Fund	10%

254	Virtus Mutual Funds

Appendix B

Additional Information About The Horizon Kinetics ISE Wealth Index

The Horizon Kinetics ISE Wealth Index (the “Index”) is a public index maintained by Horizon Kinetics, LLC, the parent company of the subadviser, and published by International Securities Exchange, LLC. The Index includes companies whose senior management has demonstrated a track record of skill and specific industry knowledge that has translated into high levels of long-term shareholder value creation. In many cases, these individuals have also used their respective companies as the primary means for accumulating substantial personal wealth. Due to this vested interest factor, these management teams often prioritize the creation of long-term shareholder value and, as a result, outperform the markets. That vested interest factor provides a unique predictive index variable as compared to traditional index classifications.

To be eligible for inclusion in the Index, companies must meet the following criteria:

•

an individual with significant wealth in the company and in a control position that allows for substantial decision making authority (a wealthy individual is defined as a person whose level of personal assets generally exceeds $500 million, as measured by public data),

•	wealth individual must own at least $100 million of the common equity,

•	listed on a U.S. exchange,

•	an operating company and not a closed-end fund, ETF or limited partnership,

•	market capitalization in excess of $200 million,

•	trailing three month average daily value traded greater than $2 million, and

•	in the case of initial public offerings, the component security must have been publicly listed for at least two years

The Index constituents are equally weighted and reviewed quarterly for eligibility with the weights reset accordingly.

The tables below show performance of the Horizon Kinetics ISE Wealth Index as compared with the performance of the S&P 500® Index. The Horizon Kinetics ISE Wealth Index and the S&P 500® Index are not available for direct investment and their performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio. Both indexes are calculated on a total return basis with dividends reinvested. The performance shown below is not the performance of the fund.

	Horizon Kinetics ISE Wealth Index	S&P 500® Index
Annual Returns (calendar year)
2003	45.41%	28.71%
2004	17.97%	10.86%
2005	3.30%	4.93%
2006	22.61%	15.78%
2007	1.73%	5.49%
2008	-43.67%	-37.00%
2009	72.80%	26.46%
2010	31.51%	15.06%
2011	5.11%	2.11%
2012	13.53%	16.00%

	1 Year	5 Years	10 Years	Since Inception of Horizon Kinetics ISE Wealth Index (1/1/91)(1)
Average Annual Total Return (for the periods ended 12/31/12)
Horizon Kinetics ISE Wealth Index	13.53%	8.84%	12.94%	12.66%
S&P 500® Index	16.00%	1.66%	7.10%	9.11%

(1) The Horizon Kinetics ISE Wealth Index was created on August 8, 2011, and performance presented prior to the creation date has been back-tested. Back-tested performance is hypothetical (it does not reflect trading in actual accounts) and is provided for informational purposes to indicate historical performance had the index been available over the relevant period. Actual performance may be materially lower than that of the index or benchmark, as they do not include expenses and fees.

Virtus Mutual Funds	255

c/o Virtus Mutual Funds P.O. Box 9874 Providence, RI 02940-8074

ADDITIONAL INFORMATION

You can find more information about the funds in the following documents:

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of virtus.com, or you can request copies by calling Virtus Mutual Fund Services toll-free at 800-243-1574. You may also call this number to request other information about the funds or to make shareholder inquiries.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Virtus Mutual Fund Services: 800-243-1574

Investment Company Act File No. 811-7455	12 -13
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